UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22540

FQF Trust

(Exact name of registrant as specified in charter)

53 State Street

Suite 1308

Boston, MA 02109

(Address of principal executive offices) (Zip code)

Ronald C. Martin, Trustee

53 State Street, Suite 1308

Boston, MA 02109

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (617) 292-9801

Date of fiscal year end: June 30

Date of reporting period: December 31, 2017

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Semiannual Report

December 31, 2017

Before investing you should carefully consider a Fund’s investment objectives, risks, charges and expenses. This and other information is in the prospectus, which can be obtained by visiting www.AGFiQ.com. Please read the prospectus carefully before you invest.

Risks:  There is no guarantee that a Fund will achieve its objective. Investing involves risk, including possible loss of principal. There is a risk that during a “bull” market, when most equity securities and long only Exchange Traded Funds (“ETFs”) are increasing in value, a Fund’s short positions will likely cause a Fund to underperform the overall U.S. equity market and such ETFs. These securities may be more volatile than a broad cross-section of securities, and momentum may be an indicator that a security’s price is peaking. The value of an investment in a Fund may fall, sometimes sharply, and you could lose money by investing in a Fund. A Fund may utilize derivatives and, as a result, the Fund could lose more than the amount it invests. When utilizing short selling, the amount a Fund could lose on a short sale is potentially unlimited because there is no limit on the price a shorted security might attain. For further risk information on each Fund, please read the prospectus.

Shares of the Funds are not individually redeemable and can be redeemed only in Creation Units. The market price of shares can be at, below or above the NAV. Brokerage commissions will reduce returns. Market Price returns are determined based on the midpoint of the bid/ask spread calculated based on a price within the range of the highest bid and lowest offer on the principal U.S. market on which the Fund’s shares are traded during a regular trading session. Fund returns assume that dividends and capital gains distributions have been reinvested in the Fund at NAV. Some performance results reflect expense subsidies and waivers in effect during certain periods shown. Absent these waivers, results would have been less favorable.

Beta is a measure of an asset’s sensitivity to an underlying index. Long is purchasing a stock with the expectation that it is going to rise in value. Short is selling stock with the expectation of profiting by buying it back later at a lower price. Spread Return is the return earned between the long and short portfolios within each ETF. One cannot invest directly in an index.

Distributor:  Foreside Fund Services, LLC

i	Allocation of Portfolio Holdings and Sector Weightings
Schedule of Investments
1	AGFiQ U.S. Market Neutral Momentum Fund
9	AGFiQ U.S. Market Neutral Value Fund
16	AGFiQ U.S. Market Neutral Size Fund
24	AGFiQ U.S. Market Neutral Anti-Beta Fund
32	AGFiQ Hedged Dividend Income Fund
37	Statements of Assets and Liabilities
38	Statements of Operations
39	Statements of Changes in Net Assets
42	Financial Highlights
44	Notes to Financial Statements
58	Expense Examples
60	Additional Information

Each Fund invests in certain securities long and certain securities short pursuant to its Target Index, and the performance of a Fund depends on the difference in the rates of return (i.e., the spread return) between the long positions and the short positions. If the long positions appreciate more or decline less than the short positions, then a Fund will generate a positive return. If the long positions appreciate less or decline more than the short positions, however, a Fund will generate a negative return.

The “U.S. Market Neutral IndicesSM” are a product of Dow Jones Indexes, the marketing name and a licensed trademark of CME Group Index Services LLC (“CME”), and have been licensed for use. “Dow Jones®”, “U.S. Market Neutral IndicesSM” and “Dow Jones Indexes” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”) and have been licensed for use for certain purposes by FFCM LLC (“Licensee”). The Funds based on the U.S. Market Neutral IndicesSM are not sponsored, endorsed, sold or promoted by Dow Jones, CME or their respective affiliates. Dow Jones, CME and their respective affiliates make no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of trading in the Funds. Dow Jones’, CME’s and their respective affiliates’ only relationship to the Licensee is the licensing of certain trademarks and trade names of Dow Jones and of the “U.S. Market Neutral IndicesSM” which is determined, composed and calculated by CME without regard to the Licensee or the Funds. Dow Jones and CME have no obligation to take the needs of the Licensee or the owners of the Funds into consideration in determining, composing or calculating “U.S. Market Neutral IndicesSM”. Dow Jones, CME and their respective affiliates are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Funds to be sold or in the determination or calculation of the equation by which the Funds are to be converted into cash. Dow Jones, CME and their respective affiliates have no obligation or liability in connection with the administration, marketing or trading of the Funds. Notwithstanding the foregoing, CME Group Inc. and its affiliates may independently issue and/or sponsor financial products unrelated to the Funds currently being issued by the Licensee, but which may be similar to and competitive with the Funds. In addition, CME Group Inc. and its affiliates may trade financial products which are linked to the performance of the “U.S. Market Neutral IndicesSM”. It is possible that this trading activity will affect the value of the “U.S. Market Neutral IndicesSM” and the Funds.

DOW JONES, CME AND THEIR RESPECTIVE AFFILIATES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE U.S. MARKET NEUTRAL INDICESSM OR ANY DATA INCLUDED THEREIN AND DOW JONES, CME AND THEIR RESPECTIVE AFFILIATES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. DOW JONES, CME AND THEIR RESPECTIVE AFFILIATES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE LICENSEE, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE U.S. MARKET NEUTRAL INDICESSM OR ANY DATA INCLUDED THEREIN. DOW JONES, CME AND THEIR RESPECTIVE AFFILIATES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY, NON-INFRINGEMENT OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE U.S. MARKET NEUTRAL INDICESSM OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL DOW JONES, CME OR THEIR RESPECTIVE AFFILIATES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN CME AND THE LICENSEE, OTHER THAN THE LICENSORS OF CME.

FQF Trust
Allocation of Portfolio Holdings and Industries
December 31, 2017 (Unaudited)

AGFiQ U.S. Market Neutral Momentum Fund (MOM)

The Fund seeks performance results that correspond to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Thematic Market Neutral Momentum Index (the “Target Momentum Index”) by investing at least 80% of its net assets (plus any borrowings for investment purposes) in common stock of the long positions in the Target Momentum Index and sells short at least 80% of the short positions in the Target Momentum Index. The Target Momentum Index is a market neutral index that is dollar-neutral. As such, it identifies long and short securities positions of approximately equal dollar amounts. In choosing to track a market neutral index, the Fund seeks to limit the effects of general market movements on the Fund and to limit the correlation of the performance of the Fund with the market’s overall movements.

Market Exposure

Investment Type	% of Net Assets
Equity Securities Long Positions	84%
Equity Securities Short Positions	-83%
Swap Agreements Long Positions	16%
Swap Agreements Short Positions	-17%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings — Long

Company	% of Net Assets
Estee Lauder Cos., Inc. (The)	0.4%
Activision Blizzard, Inc.	0.4%
Avery Dennison Corp.	0.4%
Citigroup, Inc.	0.4%
Adient plc	0.4%
Unum Group	0.4%
First American Financial Corp.	0.4%
Royal Caribbean Cruises Ltd.	0.4%
Carnival Corp.	0.4%
Wal-Mart Stores, Inc.	0.4%

Sector Weightings	% of Long Weight	% of Short Weight
Consumer Discretionary	16.36%	-13.51%
Consumer Staples	2.55%	-6.48%
Energy	4.50%	-5.49%
Financials	17.61%	-9.04%
Health Care	10.50%	-9.49%
Industrials	11.50%	-12.56%
Information Technology	19.98%	-14.42%
Materials	5.03%	-7.49%
Real Estate	6.53%	-15.60%
Telecommunication Services	0.50%	-1.00%
Utilities	4.95%	-4.92%

Largest Equity Holdings — Short

Company	% of Net Assets
United Parcel Service, Inc.	-0.4%
Ultimate Software Group, Inc. (The)	-0.4%
Equity Commonwealth	-0.4%
VEREIT, Inc.	-0.4%
American Campus Communities, Inc.	-0.4%
Physicians Realty Trust	-0.4%
Bemis Co., Inc.	-0.4%
Newell Brands, Inc.	-0.4%
Vornado Realty Trust	-0.4%
Antero Resources Corp.	-0.4%

i

FQF Trust
Allocation of Portfolio Holdings and Industries
December 31, 2017 (Unaudited)

AGFiQ U.S. Market Neutral Value Fund (CHEP)

The Fund seeks performance results that correspond to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Thematic Market Neutral Value Index (the “Target Value Index”) by investing at least 80% of its net assets (plus any borrowings for investment purposes) in common stock of the long positions in the Target Value Index and sells short at least 80% of the short positions in the Target Value Index. The Target Value Index is a market neutral index that is dollar-neutral. As such, it identifies long and short securities positions of approximately equal dollar amounts. In choosing to track a market neutral index, the Fund seeks to limit the effects of general market movements on the Fund and to limit the correlation of the performance of the Fund with the market’s overall movements.

Market Exposure

Investment Type	% of Net Assets
Equity Securities Long Positions	84%
Equity Securities Short Positions	-84%
Swap Agreements Long Positions	18%
Swap Agreements Short Positions	-17%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings — Long

Company	% of Net Assets
Ryder System, Inc.	0.5%
United Rentals, Inc.	0.5%
Regions Financial Corp.	0.5%
Express Scripts Holding Co.	0.5%
Citizens Financial Group, Inc.	0.5%
Legg Mason, Inc.	0.5%
Discovery Communications, Inc.	0.5%
Ralph Lauren Corp.	0.5%
Laboratory Corp. of America Holdings	0.5%
Trinity Industries, Inc.	0.5%

Sector Weightings	% of Long Weight	% of Short Weight
Consumer Discretionary	12.84%	-12.45%
Consumer Staples	4.53%	-5.50%
Energy	4.99%	-5.21%
Financials	24.90%	-5.23%
Health Care	10.64%	-11.30%
Industrials	13.61%	-11.70%
Information Technology	15.24%	-19.92%
Materials	6.52%	-4.41%
Real Estate	0.96%	-19.40%
Telecommunication Services	0.99%	-0.49%
Utilities	4.78%	-4.40%

Largest Equity Holdings — Short

Company	% of Net Assets
Cheniere Energy, Inc.	-0.5%
Visa, Inc.	-0.5%
Cboe Global Markets, Inc.	-0.5%
CubeSmart	-0.5%
Rayonier, Inc.	-0.5%
NIKE, Inc.	-0.5%
S&P Global, Inc.	-0.5%
EOG Resources, Inc.	-0.5%
Lennox International, Inc.	-0.5%
Clorox Co. (The)	-0.5%

FQF Trust
Allocation of Portfolio Holdings and Industries
December 31, 2017 (Unaudited)

AGFiQ U.S. Market Neutral Size Fund (SIZ)

The Fund seeks performance results that correspond to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Thematic Market Neutral Size Index (the “Target Size Index”) by investing at least 80% of its net assets (plus any borrowings for investment purposes) in common stock of the long positions in the Target Size Index and sells short at least 80% of the short positions in the Target Size Index. The Target Size Index is a market neutral index that is dollar-neutral. As such, it identifies long and short securities positions of approximately equal dollar amounts. In choosing to track a market neutral index, the Fund seeks to limit the effects of general market movements on the Fund and to limit the correlation of the performance of the Fund with the market’s overall movements.

Market Exposure

Investment Type	% of Net Assets
Equity Securities Long Positions	89%
Equity Securities Short Positions	-90%
Swap Agreements Long Positions	11%
Swap Agreements Short Positions	-12%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings — Long

Company	% of Net Assets
Pool Corp.	0.5%
PRA Health Sciences, Inc.	0.5%
Columbia Property Trust, Inc.	0.5%
Murphy USA, Inc.	0.5%
Ryman Hospitality Properties, Inc.	0.5%
Westlake Chemical Corp.	0.5%
Clovis Oncology, Inc.	0.5%
NCR Corp.	0.5%
Genesee & Wyoming, Inc.	0.5%
Sunstone Hotel Investors, Inc.	0.5%

Sector Weightings	% of Long Weight	% of Short Weight
Consumer Discretionary	15.08%	-10.17%
Consumer Staples	5.10%	-9.12%
Energy	5.39%	-5.59%
Financials	12.56%	-18.58%
Health Care	9.58%	-9.41%
Industrials	13.53%	-14.21%
Information Technology	14.40%	-17.18%
Materials	6.41%	-5.03%
Real Estate	13.10%	-5.82%
Telecommunication Services	0.50%	-0.51%
Utilities	4.35%	-4.38%

Largest Equity Holdings — Short

Company	% of Net Assets
Priceline Group, Inc. (The)	-0.5%
Marathon Petroleum Corp.	-0.5%
Walgreens Boots Alliance, Inc.	-0.5%
Northrop Grumman Corp.	-0.5%
Texas Instruments, Inc.	-0.5%
Honeywell International, Inc.	-0.5%
PNC Financial Services Group, Inc. (The)	-0.5%
Twenty-First Century Fox, Inc.	-0.5%
Eli Lilly & Co.	-0.5%
Halliburton Co.	-0.5%

FQF Trust
Allocation of Portfolio Holdings and Industries
December 31, 2017 (Unaudited)

AGFiQ U.S. Market Neutral Anti-Beta Fund (BTAL)

The Fund seeks performance results that correspond to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Thematic Market Neutral Anti-Beta Index (the “Target Anti-Beta Index”) by investing at least 80% of its net assets (plus any borrowings for investment purposes) in common stock of the long positions in the Target Anti-Beta Index and sells short at least 80% of the short positions in the Target Anti-Beta Index. The Target Anti-Beta Index is a market neutral index that is dollar-neutral. As such, it identifies long and short securities positions of approximately equal dollar amounts. In choosing to track a market neutral index, the Fund seeks to limit the effects of general market movements on the Fund and to limit the correlation of the performance of the Fund with the market’s overall movements.

Market Exposure

Investment Type	% of Net Assets
Equity Securities Long Positions	87%
Equity Securities Short Positions	-85%
Swap Agreements Long Positions	12%
Swap Agreements Short Positions	-14%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings — Long

Company	% of Net Assets
Northrop Grumman Corp.	0.4%
IPG Photonics Corp.	0.4%
AvalonBay Communities, Inc.	0.4%
Becton Dickinson and Co.	0.4%
WW Grainger, Inc.	0.4%
Federal Realty Investment Trust	0.4%
Ulta Beauty, Inc.	0.4%
Tyler Technologies, Inc.	0.4%
SBA Communications Corp.	0.4%
Ligand Pharmaceuticals, Inc.	0.4%

Sector Weightings	% of Long Weight	% of Short Weight
Consumer Discretionary	11.48%	-18.46%
Consumer Staples	10.01%	-0.50%
Energy	4.98%	-4.51%
Financials	2.50%	-23.53%
Health Care	9.50%	-9.99%
Industrials	11.99%	-14.49%
Information Technology	15.98%	-16.00%
Materials	5.49%	-5.51%
Real Estate	22.56%	-1.50%
Telecommunication Services	1.00%	-1.00%
Utilities	4.50%	-4.51%

Largest Equity Holdings — Short

Company	% of Net Assets
Amazon.com, Inc.	-0.5%
SVB Financial Group	-0.4%
Parker-Hannifin Corp.	-0.4%
Alphabet, Inc.	-0.4%
Domino’s Pizza, Inc.	-0.4%
Universal Display Corp.	-0.4%
TESARO, Inc.	-0.4%
United Therapeutics Corp.	-0.4%
Splunk, Inc.	-0.4%
Patterson-UTI Energy, Inc.	-0.4%

FQF Trust
Allocation of Portfolio Holdings and Industries
December 31, 2017 (Unaudited)

AGFiQ Hedged Dividend Income Fund (DIVA)

The Fund seeks performance results that correspond to the price and yield performance, before fees and expenses, of the Indxx Hedged Dividend Income Index (the “Target High Dividend Index”) by investing at least 80% of its net assets (plus borrowings for investment purposes) in common stock of the long positions in the Target High Dividend Index and sells short at least 80% of the short positions in the Target High Dividend Index. The Target High Dividend Index is a long/short index in which the long positions, in the aggregate, outweigh the short positions, in the aggregate. In choosing to track a long/short index, the Fund seeks to limit the drawdown of the Fund when equity markets fall and give up some of the gains when the markets rise.

Market Exposure

Investment Type	% of Net Assets
Equity Securities Long Positions	84%
Equity Securities Short Positions	-48%
Master Limited Partnership Long Positions	14%
Master Limited Partnership Short Positions	-1%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings — Long

Company	% of Net Assets
Tallgrass Energy Partners LP	1.0%
TC PipeLines LP	1.0%
Gaming and Leisure Properties, Inc.	1.0%
Oaktree Capital Group LLC	1.0%
EQT Midstream Partners LP	1.0%
MPLX LP	1.0%
Duke Energy Corp.	1.0%
Enterprise Products Partners LP	1.0%
PG&E Corp.	1.0%
Cinemark Holdings, Inc.	1.0%

Sector Weightings	% of Long Weight	% of Short Weight
Consumer Discretionary	13.99%	-14.18%
Consumer Staples	10.00%	-10.00%
Energy	19.03%	-18.99%
Financials	13.99%	-19.50%
Health Care	3.00%	-2.98%
Industrials	1.00%	-0.99%
Information Technology	4.99%	-5.01%
Materials	3.00%	-3.00%
Real Estate	9.00%	-3.49%
Telecommunication Services	2.00%	-2.01%
Utilities	20.03%	-19.84%

Largest Equity Holdings — Short

Company	% of Net Assets
Zayo Group Holdings, Inc.	-1.0%
Eversource Energy	-0.3%
ONE Gas, Inc.	-0.3%
Pinnacle West Capital Corp.	-0.3%
UGI Corp.	-0.3%
SCANA Corp.	-0.3%
American Water Works Co., Inc.	-0.3%
New Jersey Resources Corp.	-0.3%
Ameren Corp.	-0.3%
Xcel Energy, Inc.	-0.3%

v

FQF Trust
AGFiQ U.S. Market Neutral Momentum Fund
Schedule of Investments
December 31, 2017 (Unaudited)

Investments	Number of Shares	Value
Long Positions – 84.3%
Common Stocks – 84.3%
Aerospace & Defense – 2.1%
Boeing Co. (The)(a)	68	$20,054
BWX Technologies, Inc.(a)	332	20,083
HEICO Corp.(a)	212	20,002
Spirit AeroSystems Holdings, Inc., Class A	232	20,242
Teledyne Technologies, Inc.*	112	20,289
		100,670
Air Freight & Logistics – 0.4%
XPO Logistics, Inc.*	220	20,150
Auto Components – 1.7%
Adient plc(a)	268	21,092
Aptiv plc(a)	240	20,359
Dana, Inc.(a)	628	20,102
Visteon Corp.*	160	20,022
		81,575
Automobiles – 0.8%
Tesla, Inc.*	64	19,926
Thor Industries, Inc.	136	20,498
		40,424
Banks – 2.6%
Bank of America Corp.(a)	684	20,192
Citigroup, Inc.(a)	284	21,132
Comerica, Inc.(a)	232	20,140
East West Bancorp, Inc.(a)	332	20,195
JPMorgan Chase & Co.	188	20,105
SVB Financial Group*	88	20,572
		122,336
Beverages – 0.9%
Brown-Forman Corp., Class B	296	20,326
Monster Beverage Corp.*	320	20,253
		40,579
Biotechnology – 3.8%
AbbVie, Inc.(a)	216	20,889
Alnylam Pharmaceuticals, Inc.*(a)	156	19,820
Bluebird Bio, Inc.*(a)	112	19,947
Clovis Oncology, Inc.*(a)	296	20,128
Exact Sciences Corp.*(a)	376	19,755
Exelixis, Inc.*(a)	664	20,186
Juno Therapeutics, Inc.*	440	20,112
Portola Pharmaceuticals, Inc.*	428	20,835
Vertex Pharmaceuticals, Inc.*	136	20,381
		182,053
Building Products – 0.4%
Owens Corning	220	20,227

Investments	Number of Shares	Value
Capital Markets – 6.3%
Affiliated Managers Group, Inc.	100	$20,525
Ameriprise Financial, Inc.(a)	120	20,336
BGC Partners, Inc., Class A(a)	1,276	19,280
Cboe Global Markets, Inc.(a)	168	20,931
E*TRADE Financial Corp.*(a)	408	20,225
Eaton Vance Corp.	356	20,075
Evercore, Inc., Class A(a)	224	20,160
Federated Investors, Inc., Class B	560	20,205
Legg Mason, Inc.	480	20,150
LPL Financial Holdings, Inc.	352	20,113
Moody’s Corp.	140	20,665
MSCI, Inc.	164	20,753
S&P Global, Inc.	120	20,328
SEI Investments Co.	280	20,121
T. Rowe Price Group, Inc.	192	20,147
		304,014
Chemicals – 3.4%
Albemarle Corp.(a)	160	20,462
Celanese Corp., Series A(a)	188	20,131
Chemours Co. (The)(a)	400	20,024
FMC Corp.(a)	220	20,825
Huntsman Corp.(a)	604	20,107
Olin Corp.	580	20,637
Sherwin-Williams Co. (The)	48	19,682
Westlake Chemical Corp.	188	20,028
		161,896
Commercial Services & Supplies – 1.3%
Brink’s Co. (The)(a)	256	20,147
Copart, Inc.*	468	20,213
Rollins, Inc.	432	20,101
		60,461
Communications Equipment – 0.4%
Arista Networks, Inc.*(a)	88	20,731
Consumer Finance – 1.3%
Ally Financial, Inc.(a)	692	20,179
American Express Co.(a)	204	20,259
Credit Acceptance Corp.*(a)	64	20,703
		61,141
Containers & Packaging – 0.4%
Avery Dennison Corp.(a)	184	21,134
Diversified Consumer Services – 0.4%
Grand Canyon Education, Inc.*	220	19,697
Electric Utilities – 2.1%
American Electric Power Co., Inc.(a)	268	19,717
NextEra Energy, Inc.	132	20,617
OGE Energy Corp.	584	19,220

See accompanying notes to the financial statements.

FQF Trust
AGFiQ U.S. Market Neutral Momentum Fund
Schedule of Investments
December 31, 2017 (Unaudited)

Investments	Number of Shares	Value
PNM Resources, Inc.	500	$20,225
Xcel Energy, Inc.	420	20,206
		99,985
Electrical Equipment – 0.9%
AMETEK, Inc.	280	20,292
Rockwell Automation, Inc.	104	20,420
		40,712
Electronic Equipment, Instruments & Components – 2.9%
Cognex Corp.(a)	328	20,061
Coherent, Inc.*(a)	72	20,320
IPG Photonics Corp.*	92	19,700
National Instruments Corp.	496	20,649
Trimble, Inc.*	496	20,157
Universal Display Corp.	116	20,027
Vishay Intertechnology, Inc.	944	19,588
		140,502
Equity Real Estate Investment Trusts (REITs) – 4.6%
American Tower Corp.(a)	144	20,544
CoreSite Realty Corp.(a)	176	20,046
CyrusOne, Inc.(a)	344	20,478
DCT Industrial Trust, Inc.(a)	348	20,455
EastGroup Properties, Inc.(a)	224	19,797
Equinix, Inc.(a)	44	19,942
Equity LifeStyle Properties, Inc.(a)	232	20,653
Iron Mountain, Inc.	512	19,318
Prologis, Inc.	316	20,385
SBA Communications Corp.*	124	20,257
Sun Communities, Inc.	224	20,783
		222,658
Food & Staples Retailing – 0.4%
Wal-Mart Stores, Inc.	212	20,935
Food Products – 0.4%
Lamb Weston Holdings, Inc.	356	20,096
Health Care Equipment & Supplies – 1.7%
ABIOMED, Inc.*(a)	108	20,240
Align Technology, Inc.*(a)	92	20,441
Intuitive Surgical, Inc.*	56	20,437
Teleflex, Inc.	80	19,906
		81,024
Health Care Providers & Services – 1.3%
Anthem, Inc.(a)	88	19,801
Centene Corp.*(a)	204	20,579
Chemed Corp.(a)	84	20,414
		60,794
Hotels, Restaurants & Leisure – 3.8%
Carnival Corp.(a)	316	20,973
Hilton Worldwide Holdings, Inc.(a)	252	20,125
Marriott International, Inc., Class A	148	20,088

Investments	Number of Shares	Value
Marriott Vacations Worldwide Corp.	148	$20,011
McDonald’s Corp.	120	20,655
Royal Caribbean Cruises Ltd.	176	20,993
Vail Resorts, Inc.	96	20,397
Wyndham Worldwide Corp.	176	20,393
Wynn Resorts Ltd.	120	20,231
		183,866
Household Durables – 1.6%
DR Horton, Inc.(a)	408	20,837
NVR, Inc.*	4	14,033
PulteGroup, Inc.	608	20,216
Toll Brothers, Inc.	412	19,784
		74,870
Independent Power and Renewable Electricity Producers – 0.8%
NRG Energy, Inc.	704	20,050
Vistra Energy Corp.*	1,096	20,079
		40,129
Insurance – 3.8%
Allstate Corp. (The)(a)	192	20,104
American Financial Group, Inc.(a)	188	20,405
CNO Financial Group, Inc.(a)	824	20,345
First American Financial Corp.(a)	376	21,071
FNF Group(a)	516	20,248
Kemper Corp.	292	20,119
Primerica, Inc.	200	20,310
Progressive Corp. (The)	360	20,275
Unum Group	384	21,078
		183,955
Internet & Direct Marketing Retail – 1.7%
Amazon.com, Inc.*(a)	16	18,712
Liberty Ventures, Series A*	372	20,177
Netflix, Inc.*	108	20,732
Wayfair, Inc., Class A*	252	20,228
		79,849
Internet Software & Services – 1.3%
CoStar Group, Inc.*(a)	68	20,193
GrubHub, Inc.*(a)	280	20,104
IAC/InterActiveCorp*(a)	164	20,054
		60,351
IT Services – 3.0%
DXC Technology Co.(a)	216	20,498
EPAM Systems, Inc.*	188	20,197
Mastercard, Inc., Class A	132	19,980
PayPal Holdings, Inc.*	276	20,319
Square, Inc., Class A*	584	20,247
Total System Services, Inc.	256	20,247
Visa, Inc., Class A	176	20,068
		141,556

See accompanying notes to the financial statements.

FQF Trust
AGFiQ U.S. Market Neutral Momentum Fund
Schedule of Investments
December 31, 2017 (Unaudited)

Investments	Number of Shares	Value
Leisure Products – 0.4%
Polaris Industries, Inc.	160	$19,838
Life Sciences Tools & Services – 1.3%
Agilent Technologies, Inc.(a)	300	20,091
Illumina, Inc.*(a)	92	20,101
Mettler-Toledo International, Inc.*	32	19,825
		60,017
Machinery – 2.5%
Caterpillar, Inc.(a)	128	20,170
Deere & Co.(a)	128	20,033
Graco, Inc.(a)	448	20,259
Kennametal, Inc.	416	20,139
Parker-Hannifin Corp.	100	19,958
Terex Corp.	416	20,059
		120,618
Media – 0.8%
Live Nation Entertainment, Inc.*	460	19,582
News Corp., Class A	1,244	20,165
		39,747
Metals & Mining – 0.4%
Alcoa Corp.*(a)	376	20,255
Multi-Utilities – 0.4%
Vectren Corp.	300	19,506
Oil, Gas & Consumable Fuels – 3.8%
Andeavor(a)	176	20,124
Cabot Oil & Gas Corp.(a)	724	20,706
Cheniere Energy, Inc.*	376	20,244
Chevron Corp.(a)	160	20,030
ConocoPhillips(a)	368	20,200
HollyFrontier Corp.(a)	392	20,078
Marathon Petroleum Corp.	304	20,058
PBF Energy, Inc., Class A	568	20,136
Valero Energy Corp.	220	20,220
		181,796
Personal Products – 0.5%
Estee Lauder Cos., Inc. (The), Class A(a)	168	21,376
Pharmaceuticals – 0.8%
Catalent, Inc.*(a)	488	20,047
Nektar Therapeutics*	336	20,066
		40,113
Professional Services – 0.9%
ManpowerGroup, Inc.	160	20,177
TransUnion*	380	20,885
		41,062
Real Estate Management & Development – 0.9%
CBRE Group, Inc., Class A*(a)	480	20,789
Jones Lang LaSalle, Inc.	136	20,254
		41,043

Investments	Number of Shares	Value
Road & Rail – 0.9%
CSX Corp.(a)	376	$20,684
Old Dominion Freight Line, Inc.	152	19,995
		40,679
Semiconductors & Semiconductor Equipment – 4.2%
Applied Materials, Inc.(a)	384	19,630
Broadcom Ltd.(a)	76	19,524
Entegris, Inc.(a)	656	19,975
First Solar, Inc.*(a)	300	20,256
Lam Research Corp.	108	19,880
Micron Technology, Inc.*	488	20,067
MKS Instruments, Inc.	212	20,034
NVIDIA Corp.	100	19,350
ON Semiconductor Corp.*	960	20,102
Teradyne, Inc.	492	20,600
		199,418
Software – 4.7%
Activision Blizzard, Inc.(a)	336	21,276
Adobe Systems, Inc.*(a)	116	20,328
ANSYS, Inc.*(a)	140	20,663
Cadence Design Systems, Inc.*(a)	476	19,906
Dell Technologies, Inc., Class V*(a)	248	20,157
Paycom Software, Inc.*	252	20,243
Red Hat, Inc.*	168	20,177
ServiceNow, Inc.*	156	20,341
Tableau Software, Inc., Class A*(a)	296	20,483
Take-Two Interactive Software, Inc.*	188	20,639
VMware, Inc., Class A*	160	20,051
		224,264
Specialty Retail – 1.7%
Best Buy Co., Inc.(a)	292	19,993
Five Below, Inc.*(a)	304	20,162
Gap, Inc. (The)	588	20,027
Home Depot, Inc. (The)	108	20,469
		80,651
Technology Hardware, Storage & Peripherals – 0.4%
NetApp, Inc.	364	20,136
Textiles, Apparel & Luxury Goods – 0.8%
PVH Corp.	148	20,307
Skechers U.S.A., Inc., Class A*	532	20,131
		40,438
Thrifts & Mortgage Finance – 0.8%
Essent Group Ltd.*(a)	460	19,973
MGIC Investment Corp.*	1,420	20,036
		40,009
Trading Companies & Distributors – 0.4%
United Rentals, Inc.*	116	19,942

See accompanying notes to the financial statements.

FQF Trust
AGFiQ U.S. Market Neutral Momentum Fund
Schedule of Investments
December 31, 2017 (Unaudited)

Investments	Number of Shares	Value
Water Utilities – 0.8%
American Water Works Co., Inc.	220	$20,128
Aqua America, Inc.	516	20,242
		40,370
Wireless Telecommunication Services – 0.4%
T-Mobile US, Inc.*	316	20,069
Total Common Stocks (Cost $3,704,835)		4,039,717
Total Long Positions (Cost $3,704,835)		4,039,717
Short Positions – (83.1)%
Common Stocks – (83.1)%
Air Freight & Logistics – (0.4)%
United Parcel Service, Inc., Class B	(176)	(20,970)
Auto Components – (0.4)%
Tenneco, Inc.	(340)	(19,904)
Automobiles – (0.4)%
Harley-Davidson, Inc.	(388)	(19,741)
Banks – (4.2)%
Bank of Hawaii Corp.	(240)	(20,568)
Bank of the Ozarks, Inc.	(424)	(20,543)
FNB Corp.	(1,440)	(19,901)
Home BancShares, Inc.	(860)	(19,995)
IBERIABANK Corp.	(264)	(20,460)
PacWest Bancorp	(396)	(19,958)
Popular, Inc.	(564)	(20,016)
Signature Bank*	(148)	(20,315)
UMB Financial Corp.	(272)	(19,562)
United Bankshares, Inc.	(568)	(19,738)
		(201,056)
Beverages – (0.4)%
Molson Coors Brewing Co., Class B	(240)	(19,697)
Biotechnology – (2.5)%
Alkermes plc*	(364)	(19,922)
BioMarin Pharmaceutical, Inc.*	(224)	(19,974)
Celgene Corp.*	(188)	(19,620)
Gilead Sciences, Inc.	(280)	(20,059)
Seattle Genetics, Inc.*	(368)	(19,688)
TESARO, Inc.*	(244)	(20,220)
		(119,483)
Building Products – (0.4)%
Johnson Controls International plc	(520)	(19,817)
Chemicals – (2.1)%
Mosaic Co. (The)	(772)	(19,810)
NewMarket Corp.	(48)	(19,075)
RPM International, Inc.	(384)	(20,129)
Sensient Technologies Corp.	(272)	(19,897)
WR Grace & Co.	(280)	(19,636)
		(98,547)

Investments	Number of Shares	Value
Commercial Services & Supplies – (0.8)%
Deluxe Corp.	(260)	$(19,978)
Stericycle, Inc.*	(292)	(19,853)
		(39,831)
Communications Equipment – (2.5)%
ARRIS International plc*	(772)	(19,833)
Ciena Corp.*	(948)	(19,842)
CommScope Holding Co., Inc.*	(524)	(19,823)
F5 Networks, Inc.*	(152)	(19,945)
Palo Alto Networks, Inc.*	(136)	(19,712)
ViaSat, Inc.*	(264)	(19,760)
		(118,915)
Construction & Engineering – (1.7)%
AECOM*	(548)	(20,358)
Fluor Corp.	(384)	(19,834)
Jacobs Engineering Group, Inc.	(312)	(20,579)
Quanta Services, Inc.*	(508)	(19,868)
		(80,639)
Construction Materials – (0.9)%
Martin Marietta Materials, Inc.	(92)	(20,335)
Vulcan Materials Co.	(156)	(20,026)
		(40,361)
Consumer Finance – (0.4)%
Navient Corp.	(1,484)	(19,767)
Containers & Packaging – (2.1)%
Ball Corp.	(516)	(19,531)
Bemis Co., Inc.	(432)	(20,645)
Crown Holdings, Inc.*	(352)	(19,800)
Sealed Air Corp.	(400)	(19,720)
Sonoco Products Co.	(384)	(20,406)
		(100,102)
Distributors – (0.4)%
Genuine Parts Co.	(208)	(19,762)
Diversified Telecommunication Services – (0.4)%
CenturyLink, Inc.	(1,184)	(19,749)
Electric Utilities – (1.6)%
FirstEnergy Corp.	(628)	(19,229)
PG&E Corp.	(444)	(19,905)
Southern Co. (The)	(412)	(19,813)
Westar Energy, Inc.	(364)	(19,219)
		(78,166)
Electrical Equipment – (0.8)%
Acuity Brands, Inc.	(112)	(19,712)
EnerSys	(284)	(19,775)
		(39,487)

See accompanying notes to the financial statements.

FQF Trust
AGFiQ U.S. Market Neutral Momentum Fund
Schedule of Investments
December 31, 2017 (Unaudited)

Investments	Number of Shares	Value
Electronic Equipment, Instruments & Components – (0.8)%
Avnet, Inc.	(484)	$(19,176)
Belden, Inc.	(252)	(19,447)
		(38,623)
Energy Equipment & Services – (0.4)%
Weatherford International plc*	(4,768)	(19,883)
Equity Real Estate Investment Trusts (REITs) – (13.0)%
Acadia Realty Trust	(744)	(20,356)
American Campus Communities, Inc.	(504)	(20,679)
Brixmor Property Group, Inc.	(1,068)	(19,929)
DDR Corp.	(2,216)	(19,855)
Education Realty Trust, Inc.	(564)	(19,695)
EPR Properties	(304)	(19,900)
Equity Commonwealth*	(684)	(20,869)
Federal Realty Investment Trust	(148)	(19,656)
GGP, Inc.	(876)	(20,490)
HCP, Inc.	(760)	(19,821)
Kimco Realty Corp.	(1,096)	(19,892)
Macerich Co. (The)	(300)	(19,704)
National Retail Properties, Inc.	(460)	(19,840)
Omega Healthcare Investors, Inc.	(716)	(19,719)
Paramount Group, Inc.	(1,248)	(19,781)
Physicians Realty Trust	(1,148)	(20,652)
Public Storage	(92)	(19,228)
Realty Income Corp.	(348)	(19,843)
Retail Properties of America, Inc., Class A	(1,480)	(19,891)
RLJ Lodging Trust	(900)	(19,773)
Sabra Health Care REIT, Inc.	(1,048)	(19,671)
Simon Property Group, Inc.	(116)	(19,922)
SL Green Realty Corp.	(204)	(20,590)
Spirit Realty Capital, Inc.	(2,392)	(20,523)
Tanger Factory Outlet Centers, Inc.	(748)	(19,829)
Taubman Centers, Inc.	(304)	(19,891)
Uniti Group, Inc.	(1,112)	(19,782)
Urban Edge Properties	(804)	(20,494)
VEREIT, Inc.	(2,672)	(20,815)
Vornado Realty Trust	(264)	(20,640)
Weingarten Realty Investors	(604)	(19,853)
		(621,583)
Food & Staples Retailing – (0.8)%
CVS Health Corp.	(268)	(19,430)
Kroger Co. (The)	(724)	(19,874)
		(39,304)
Food Products – (2.9)%
Archer-Daniels-Midland Co.	(496)	(19,880)
Campbell Soup Co.	(420)	(20,206)
General Mills, Inc.	(336)	(19,921)
JM Smucker Co. (The)	(160)	(19,878)
Kellogg Co.	(292)	(19,850)

Investments	Number of Shares	Value
Kraft Heinz Co. (The)	(256)	$(19,907)
TreeHouse Foods, Inc.*	(400)	(19,784)
		(139,426)
Gas Utilities – (0.8)%
National Fuel Gas Co.	(360)	(19,768)
UGI Corp.	(420)	(19,719)
		(39,487)
Health Care Equipment & Supplies – (1.3)%
DexCom, Inc.*	(352)	(20,201)
Hologic, Inc.*	(464)	(19,836)
NuVasive, Inc.*	(336)	(19,653)
		(59,690)
Health Care Providers & Services – (2.9)%
Acadia Healthcare Co., Inc.*	(604)	(19,709)
Cardinal Health, Inc.	(324)	(19,851)
Envision Healthcare Corp.*	(572)	(19,768)
Express Scripts Holding Co.*	(264)	(19,705)
MEDNAX, Inc.*	(368)	(19,666)
Patterson Cos., Inc.	(568)	(20,522)
Universal Health Services, Inc., Class B	(176)	(19,950)
		(139,171)
Hotels, Restaurants & Leisure – (0.4)%
Chipotle Mexican Grill, Inc.*	(68)	(19,654)
Household Durables – (0.4)%
Newell Brands, Inc.	(668)	(20,641)
Household Products – (0.4)%
Spectrum Brands Holdings, Inc.	(176)	(19,782)
Independent Power and Renewable Electricity Producers – (0.4)%
AES Corp.	(1,840)	(19,927)
Industrial Conglomerates – (0.8)%
Carlisle Cos., Inc.	(180)	(20,457)
General Electric Co.	(1,128)	(19,684)
		(40,141)
Insurance – (2.5)%
Alleghany Corp.*	(32)	(19,075)
American International Group, Inc.	(344)	(20,496)
Assured Guaranty Ltd.	(584)	(19,780)
Axis Capital Holdings Ltd.	(392)	(19,702)
RenaissanceRe Holdings Ltd.	(160)	(20,094)
Validus Holdings Ltd.	(424)	(19,894)
		(119,041)
Internet & Direct Marketing Retail – (0.4)%
TripAdvisor, Inc.*	(596)	(20,538)
Internet Software & Services – (0.8)%
Akamai Technologies, Inc.*	(304)	(19,772)
j2 Global, Inc.	(264)	(19,808)
		(39,580)

See accompanying notes to the financial statements.

FQF Trust
AGFiQ U.S. Market Neutral Momentum Fund
Schedule of Investments
December 31, 2017 (Unaudited)

Investments	Number of Shares	Value
IT Services – (3.3)%
Alliance Data Systems Corp.	(80)	$(20,278)
Amdocs Ltd.	(304)	(19,906)
Conduent, Inc.*	(1,228)	(19,845)
CSRA, Inc.	(660)	(19,747)
International Business Machines Corp.	(132)	(20,251)
Sabre Corp.	(968)	(19,844)
Science Applications International Corp.	(256)	(19,602)
Western Union Co. (The)	(1,056)	(20,075)
		(159,548)
Leisure Products – (0.4)%
Mattel, Inc.	(1,284)	(19,748)
Machinery – (1.7)%
Colfax Corp.*	(500)	(19,810)
Flowserve Corp.	(484)	(20,391)
Middleby Corp. (The)*	(148)	(19,972)
Wabtec Corp.	(244)	(19,869)
		(80,042)
Marine – (0.4)%
Kirby Corp.*	(304)	(20,307)
Media – (2.1)%
Cinemark Holdings, Inc.	(576)	(20,056)
Discovery Communications, Inc., Class C*	(932)	(19,730)
Interpublic Group of Cos., Inc. (The)	(980)	(19,757)
Omnicom Group, Inc.	(272)	(19,810)
Viacom, Inc., Class B	(644)	(19,842)
		(99,195)
Metals & Mining – (1.3)%
Compass Minerals International, Inc.	(272)	(19,652)
Nucor Corp.	(312)	(19,837)
Reliance Steel & Aluminum Co.	(232)	(19,903)
		(59,392)
Multiline Retail – (1.3)%
Macy’s, Inc.	(780)	(19,648)
Nordstrom, Inc.	(420)	(19,900)
Target Corp.	(304)	(19,836)
		(59,384)
Multi-Utilities – (1.2)%
MDU Resources Group, Inc.	(736)	(19,784)
NorthWestern Corp.	(324)	(19,343)
SCANA Corp.	(484)	(19,253)
		(58,380)
Oil, Gas & Consumable Fuels – (4.2)%
Antero Resources Corp.*	(1,084)	(20,596)
Apache Corp.	(468)	(19,759)
Chesapeake Energy Corp.*	(5,000)	(19,800)
Gulfport Energy Corp.*	(1,536)	(19,599)
Newfield Exploration Co.*	(628)	(19,801)

Investments	Number of Shares	Value
Parsley Energy, Inc., Class A*	(672)	$(19,784)
PDC Energy, Inc.*	(380)	(19,585)
QEP Resources, Inc.*	(2,148)	(20,557)
Range Resources Corp.	(1,156)	(19,721)
Southwestern Energy Co.*	(3,528)	(19,686)
		(198,888)
Personal Products – (0.8)%
Coty, Inc., Class A	(996)	(19,810)
Edgewell Personal Care Co.*	(336)	(19,955)
		(39,765)
Pharmaceuticals – (1.3)%
Allergan plc	(120)	(19,630)
Mallinckrodt plc*	(872)	(19,672)
Perrigo Co. plc	(236)	(20,570)
		(59,872)
Professional Services – (0.9)%
Equifax, Inc.	(168)	(19,810)
Nielsen Holdings plc	(564)	(20,530)
		(40,340)
Road & Rail – (0.4)%
Genesee & Wyoming, Inc., Class A*	(260)	(20,470)
Semiconductors & Semiconductor Equipment – (1.6)%
Advanced Micro Devices, Inc.*	(1,908)	(19,614)
Cirrus Logic, Inc.*	(372)	(19,292)
Microsemi Corp.*	(380)	(19,627)
QUALCOMM, Inc.	(308)	(19,718)
		(78,251)
Software – (2.1)%
CA, Inc.	(596)	(19,835)
Ellie Mae, Inc.*	(220)	(19,668)
Manhattan Associates, Inc.*	(396)	(19,618)
Nuance Communications, Inc.*	(1,212)	(19,816)
Ultimate Software Group, Inc. (The)*	(96)	(20,950)
		(99,887)
Specialty Retail – (4.2)%
Advance Auto Parts, Inc.	(204)	(20,337)
AutoZone, Inc.*	(28)	(19,918)
Bed Bath & Beyond, Inc.	(908)	(19,967)
Foot Locker, Inc.	(420)	(19,690)
L Brands, Inc.	(328)	(19,752)
O’Reilly Automotive, Inc.*	(84)	(20,205)
Sally Beauty Holdings, Inc.*	(1,052)	(19,736)
Signet Jewelers Ltd.	(348)	(19,679)
Tractor Supply Co.	(264)	(19,734)
Ulta Beauty, Inc.*	(92)	(20,577)
		(199,595)

See accompanying notes to the financial statements.

FQF Trust
AGFiQ U.S. Market Neutral Momentum Fund
Schedule of Investments
December 31, 2017 (Unaudited)

Investments	Number of Shares	Value
Technology Hardware, Storage & Peripherals – (0.8)%
NCR Corp.*	(580)	$(19,714)
Seagate Technology plc	(472)	(19,749)
		(39,463)
Textiles, Apparel & Luxury Goods – (0.8)%
Hanesbrands, Inc.	(984)	(20,576)
Under Armour, Inc., Class C*	(1,448)	(19,287)
		(39,863)
Thrifts & Mortgage Finance – (0.4)%
New York Community Bancorp, Inc.	(1,540)	$(20,051)
Trading Companies & Distributors – (1.7)%
HD Supply Holdings, Inc.*	(492)	(19,695)
MSC Industrial Direct Co., Inc., Class A	(204)	(19,718)
WESCO International, Inc.*	(292)	(19,900)
WW Grainger, Inc.	(84)	(19,845)
		(79,158)
Transportation Infrastructure – (0.4)%
Macquarie Infrastructure Corp.	(300)	(19,260)

Investments	Number of Shares	Value
Wireless Telecommunication Services – (0.4)%
Sprint Corp.*	(3,428)	$(20,191)
Total Common Stocks (Proceeds $(4,004,061))		(3,983,515)
Total Short Positions (Proceeds $(4,004,061))		(3,983,515)
Total Investments — 1.2% (Cost $(299,226))		56,202
Other Assets Less Liabilities — 98.8%		4,737,680
Net Assets — 100.0%		$4,793,882
*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $1,760,582.

As of December 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative contracts, if any) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$454,917
Aggregate gross unrealized depreciation	(222,703)
Net unrealized appreciation	$232,214
Federal income tax cost of investments (including derivative contracts, if any)	$(184,224)

See accompanying notes to the financial statements.

FQF Trust
AGFiQ U.S. Market Neutral Momentum Fund
Schedule of Investments
December 31, 2017 (Unaudited)

OTC Total return swap contracts outstanding as of December 31, 2017

Notional Amount	Value	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument(3)	Unrealized Appreciation/ (Depreciation)(4)	Cash Collateral (Received) Pledged	Net Amount(5)
713,803 USD	$749,576	10/3/2019	Morgan Stanley	1.16%	Dow Jones U.S. High Momentum Total Return Index(6)	$35,773	—	$35,773
	749,576					35,773		35,773
(771,051) USD	(815,036)	10/3/2019	Morgan Stanley	(2.06)%	Dow Jones U.S. Low Momentum Total Return Index(7)	(43,985)	—	(43,985)
	(815,036)					(43,985)		(43,985)
	$(65,460)					$(8,212)		$(8,212)
(1)	Agreements may be terminated at will by either party without penalty.
(2)	Reflects the floating financing rate, as of December 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. Payments may be made at the conclusion of the agreement or periodically during its term.
(3)	The 50 largest components of the referenced underlying Swap Index can be found at http://www.agfiq.com/agfiq/agfiqweb/us/en/resources/regulatory-material/index.jsp
(4)	The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at year end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statement of Assets and Liabilities.
(5)	Represents the “uncollateralized” amount due from or (to) the counterparty at year end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from the counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
(6)	The Dow Jones U.S. High Momentum Total Return Index (DJTLMOT) is designed to measure the performance of 200 companies ranked as having the highest momentum. Momentum is calculated by ranking stocks by their 12-month historical total return, starting one month prior to reconstitution. Dividends are reinvested.
(7)	The Dow Jones U.S. Low Momentum Total Return Index (DJTSMOT) is designed to measure the performance of 200 companies ranked as having the lowest momentum. Momentum is calculated by ranking stocks by their 12-month historical total return, starting one month prior to reconstitution. Dividends are reinvested.

Abbreviations
USD	US Dollar

See accompanying notes to the financial statements.

FQF Trust
AGFiQ U.S. Market Neutral Value Fund
Schedule of Investments
December 31, 2017 (Unaudited)

Investments	Number of Shares	Value
Long Positions – 84.1%
Common Stocks – 84.1%
Aerospace & Defense – 0.9%
Arconic, Inc.(a)	211	$5,750
Textron, Inc.	106	5,998
		11,748
Airlines – 2.3%
Alaska Air Group, Inc.(a)	79	5,807
Delta Air Lines, Inc.(a)	108	6,048
JetBlue Airways Corp.*(a)	249	5,563
Spirit Airlines, Inc.*	138	6,189
United Continental Holdings, Inc.*	84	5,662
		29,269
Auto Components – 2.4%
Adient plc(a)	66	5,194
BorgWarner, Inc.(a)	104	5,313
Dana, Inc.(a)	156	4,993
Goodyear Tire & Rubber Co. (The)(a)	160	5,170
Lear Corp.	29	5,123
Tenneco, Inc.	90	5,269
		31,062
Automobiles – 1.2%
Ford Motor Co.(a)	483	6,032
General Motors Co.(a)	121	4,960
Harley-Davidson, Inc.(a)	100	5,088
		16,080
Banks – 6.5%
Bank of America Corp.(a)	182	5,373
BB&T Corp.(a)	105	5,221
CIT Group, Inc.(a)	118	5,809
Citigroup, Inc.(a)	74	5,506
Citizens Financial Group, Inc.(a)	150	6,297
FNB Corp.(a)	411	5,680
IBERIABANK Corp.(a)	70	5,425
JPMorgan Chase & Co.(a)	49	5,240
KeyCorp(a)	299	6,031
PacWest Bancorp	107	5,393
Popular, Inc.(a)	131	4,649
Regions Financial Corp.	368	6,359
SunTrust Banks, Inc.	94	6,071
TCF Financial Corp.	253	5,186
Wells Fargo & Co.	101	6,128
		84,368
Beverages – 0.4%
Molson Coors Brewing Co., Class B	66	5,417
Biotechnology – 0.8%
Gilead Sciences, Inc.(a)	63	4,513
United Therapeutics Corp.*	41	6,066
		10,579

Investments	Number of Shares	Value
Building Products – 0.4%
Owens Corning	57	$5,241
Capital Markets – 1.3%
Goldman Sachs Group, Inc. (The)(a)	23	5,859
Legg Mason, Inc.	149	6,255
Morgan Stanley	99	5,195
		17,309
Chemicals – 1.2%
Eastman Chemical Co.(a)	59	5,466
Huntsman Corp.	158	5,260
Platform Specialty Products Corp.*	426	4,226
		14,952
Commercial Services & Supplies – 0.8%
Deluxe Corp.(a)	75	5,763
Stericycle, Inc.*	67	4,555
		10,318
Communications Equipment – 2.3%
ARRIS International plc*(a)	202	5,189
Ciena Corp.*(a)	238	4,981
Cisco Systems, Inc.(a)	138	5,285
Finisar Corp.*(a)	207	4,213
Juniper Networks, Inc.(a)	181	5,159
NetScout Systems, Inc.*	155	4,720
		29,547
Construction & Engineering – 1.3%
AECOM*(a)	167	6,204
Fluor Corp.(a)	106	5,475
Jacobs Engineering Group, Inc.(a)	78	5,145
		16,824
Consumer Finance – 1.2%
Ally Financial, Inc.(a)	190	5,540
Capital One Financial Corp.(a)	53	5,278
Navient Corp.	357	4,755
		15,573
Containers & Packaging – 1.8%
Bemis Co., Inc.(a)	122	5,830
Graphic Packaging Holding Co.(a)	337	5,207
Owens-Illinois, Inc.*	250	5,543
WestRock Co.	97	6,131
		22,711
Diversified Financial Services – 0.9%
Leucadia National Corp.	212	5,616
Voya Financial, Inc.	117	5,788
		11,404
Diversified Telecommunication Services – 0.8%
AT&T, Inc.	154	5,988
CenturyLink, Inc.(a)	283	4,720
		10,708

See accompanying notes to the financial statements.

FQF Trust
AGFiQ U.S. Market Neutral Value Fund
Schedule of Investments
December 31, 2017 (Unaudited)

Investments	Number of Shares	Value
Electric Utilities – 2.1%
Duke Energy Corp.(a)	61	$5,131
Entergy Corp.(a)	66	5,372
Exelon Corp.(a)	145	5,714
FirstEnergy Corp.(a)	184	5,634
PG&E Corp.	118	5,290
		27,141
Electrical Equipment – 0.8%
Eaton Corp. plc(a)	68	5,373
Regal Beloit Corp.	67	5,132
		10,505
Electronic Equipment, Instruments & Components – 2.9%
Arrow Electronics, Inc.*(a)	70	5,629
Avnet, Inc.(a)	139	5,507
Belden, Inc.(a)	61	4,707
Corning, Inc.(a)	182	5,822
Jabil, Inc.(a)	193	5,066
Tech Data Corp.*	60	5,878
Vishay Intertechnology, Inc.	234	4,856
		37,465
Equity Real Estate Investment Trusts (REITs) – 0.8%
Medical Properties Trust, Inc.	398	5,484
Sabra Health Care REIT, Inc.	261	4,899
		10,383
Food & Staples Retailing – 1.3%
CVS Health Corp.(a)	66	4,785
Kroger Co. (The)(a)	219	6,012
Walgreens Boots Alliance, Inc.	79	5,737
		16,534
Food Products – 2.1%
Archer-Daniels-Midland Co.(a)	127	5,090
Bunge Ltd.(a)	68	4,561
JM Smucker Co. (The)	49	6,088
TreeHouse Foods, Inc.*	112	5,540
Tyson Foods, Inc., Class A	72	5,837
		27,116
Health Care Equipment & Supplies – 0.4%
Zimmer Biomet Holdings, Inc.	46	5,551
Health Care Providers & Services – 6.5%
Acadia Healthcare Co., Inc.*(a)	168	5,482
Anthem, Inc.(a)	22	4,950
Cardinal Health, Inc.	86	5,269
Centene Corp.*(a)	59	5,952
DaVita, Inc.*(a)	81	5,852
Envision Healthcare Corp.*(a)	164	5,668
Express Scripts Holding Co.*(a)	85	6,344
HCA Healthcare, Inc.*(a)	67	5,885
HealthSouth Corp.(a)	115	5,682
Laboratory Corp. of America Holdings*	39	6,221

Investments	Number of Shares	Value
McKesson Corp.	32	$4,990
MEDNAX, Inc.*	98	5,237
Patterson Cos., Inc.	142	5,131
Quest Diagnostics, Inc.(a)	56	5,516
Universal Health Services, Inc., Class B	45	5,101
		83,280
Hotels, Restaurants & Leisure – 0.4%
Norwegian Cruise Line Holdings Ltd.*	102	5,431
Household Durables – 0.8%
Toll Brothers, Inc.	102	4,898
Whirlpool Corp.	29	4,891
		9,789
Independent Power and Renewable Electricity Producers – 0.4%
AES Corp.(a)	451	4,884
Insurance – 6.8%
Aflac, Inc.(a)	59	5,179
American International Group, Inc.	88	5,243
Assured Guaranty Ltd.(a)	137	4,640
Athene Holding Ltd., Class A*(a)	100	5,171
Axis Capital Holdings Ltd.	106	5,328
Brighthouse Financial, Inc.*(a)	93	5,454
CNO Financial Group, Inc.(a)	216	5,333
Everest Re Group Ltd.	24	5,310
Hartford Financial Services Group, Inc. (The)(a)	107	6,022
Lincoln National Corp.	80	6,150
MetLife, Inc.	106	5,359
Old Republic International Corp.	275	5,879
Prudential Financial, Inc.	51	5,864
Reinsurance Group of America, Inc.	35	5,458
Unum Group	100	5,489
XL Group Ltd.	150	5,274
		87,153
Internet & Direct Marketing Retail – 0.4%
Liberty Interactive Corp. QVC Group, Class A*	226	5,519
IT Services – 2.5%
Alliance Data Systems Corp.(a)	22	5,577
CACI International, Inc., Class A*(a)	38	5,029
Conduent, Inc.*(a)	315	5,090
DXC Technology Co.(a)	57	5,409
First Data Corp., Class A*(a)	312	5,214
Sabre Corp.	265	5,433
		31,752
Machinery – 2.2%
AGCO Corp.(a)	73	5,214
Allison Transmission Holdings, Inc.(a)	142	6,116
PACCAR, Inc.	74	5,260

See accompanying notes to the financial statements.

FQF Trust
AGFiQ U.S. Market Neutral Value Fund
Schedule of Investments
December 31, 2017 (Unaudited)

Investments	Number of Shares	Value
Timken Co. (The)	117	$5,751
Trinity Industries, Inc.	166	6,218
		28,559
Marine – 0.4%
Kirby Corp.*(a)	74	4,943
Media – 1.3%
Discovery Communications, Inc., Class C*(a)	295	6,245
TEGNA, Inc.	341	4,802
Viacom, Inc., Class B	183	5,638
		16,685
Metals & Mining – 1.7%
Alcoa Corp.*(a)	109	5,872
Freeport-McMoRan, Inc.*(a)	278	5,271
Reliance Steel & Aluminum Co.	71	6,091
United States Steel Corp.	150	5,278
		22,512
Mortgage Real Estate Investment Trusts (REITs) – 3.3%
AGNC Investment Corp.(a)	279	5,633
Annaly Capital Management, Inc.	444	5,279
Blackstone Mortgage Trust, Inc., Class A(a)	171	5,503
Chimera Investment Corp.(a)	275	5,082
MFA Financial, Inc.	693	5,488
New Residential Investment Corp.	334	5,972
Starwood Property Trust, Inc.	259	5,530
Two Harbors Investment Corp.	273	4,439
		42,926
Multiline Retail – 1.3%
Kohl’s Corp.	97	5,260
Macy’s, Inc.	228	5,744
Target Corp.	81	5,285
		16,289
Multi-Utilities – 1.5%
MDU Resources Group, Inc.	206	5,537
NorthWestern Corp.	81	4,836
Public Service Enterprise Group, Inc.	98	5,047
SCANA Corp.	110	4,376
		19,796
Oil, Gas & Consumable Fuels – 4.2%
Andeavor(a)	53	6,060
Antero Resources Corp.*(a)	243	4,617
Devon Energy Corp.(a)	135	5,589
Gulfport Energy Corp.*(a)	371	4,734
HollyFrontier Corp.(a)	116	5,942
Kinder Morgan, Inc.(a)	302	5,457
Marathon Petroleum Corp.	87	5,740
PBF Energy, Inc., Class A	148	5,247
Range Resources Corp.	273	4,657

Investments	Number of Shares	Value
Valero Energy Corp.	66	$6,066
		54,109
Paper & Forest Products – 0.8%
Domtar Corp.	110	5,447
Louisiana-Pacific Corp.*	191	5,016
		10,463
Pharmaceuticals – 1.2%
Allergan plc(a)	30	4,907
Mallinckrodt plc*	234	5,279
Mylan NV*	135	5,712
		15,898
Road & Rail – 1.0%
Genesee & Wyoming, Inc., Class A*(a)	76	5,983
Ryder System, Inc.	76	6,397
		12,380
Semiconductors & Semiconductor Equipment – 2.4%
Cirrus Logic, Inc.*(a)	86	4,460
Intel Corp.(a)	114	5,262
Micron Technology, Inc.*	139	5,716
Microsemi Corp.*	107	5,527
ON Semiconductor Corp.*	245	5,130
Qorvo, Inc.*	68	4,529
		30,624
Software – 0.8%
CA, Inc.(a)	161	5,358
Nuance Communications, Inc.*	288	4,709
		10,067
Specialty Retail – 2.5%
American Eagle Outfitters, Inc.(a)	279	5,245
AutoNation, Inc.*	93	4,774
Bed Bath & Beyond, Inc.(a)	263	5,783
Dick’s Sporting Goods, Inc.(a)	199	5,719
Foot Locker, Inc.(a)	120	5,626
Signet Jewelers Ltd.	86	4,863
		32,010
Technology Hardware, Storage & Peripherals – 2.0%
Hewlett Packard Enterprise Co.(a)	373	5,356
NCR Corp.*	132	4,487
Seagate Technology plc	133	5,565
Western Digital Corp.	61	4,851
Xerox Corp.	187	5,451
		25,710
Textiles, Apparel & Luxury Goods – 0.5%
Ralph Lauren Corp.	60	6,221
Thrifts & Mortgage Finance – 0.9%
MGIC Investment Corp.*	425	5,997
Radian Group, Inc.	246	5,070
		11,067

See accompanying notes to the financial statements.

FQF Trust
AGFiQ U.S. Market Neutral Value Fund
Schedule of Investments
December 31, 2017 (Unaudited)

Investments	Number of Shares	Value
Trading Companies & Distributors – 1.4%
Air Lease Corp.(a)	119	$5,723
United Rentals, Inc.*	37	6,361
WESCO International, Inc.*	83	5,656
		17,740
Total Common Stocks (Cost $1,010,209)		1,083,612
Total Long Positions (Cost $1,010,209)		1,083,612
Short Positions – (84.4)%
Common Stocks – (84.4)%
Aerospace & Defense – (2.2)%
BWX Technologies, Inc.	(97)	(5,867)
HEICO Corp.	(62)	(5,850)
Lockheed Martin Corp.	(16)	(5,137)
Northrop Grumman Corp.	(17)	(5,217)
TransDigm Group, Inc.	(22)	(6,042)
		(28,113)
Air Freight & Logistics – (0.4)%
CH Robinson Worldwide, Inc.	(61)	(5,434)
Automobiles – (0.4)%
Tesla, Inc.*	(16)	(4,982)
Beverages – (1.2)%
Brown-Forman Corp., Class B	(78)	(5,356)
Coca-Cola Co. (The)	(117)	(5,368)
Monster Beverage Corp.*	(84)	(5,317)
		(16,041)
Biotechnology – (5.1)%
ACADIA Pharmaceuticals, Inc.*	(147)	(4,426)
Alkermes plc*	(96)	(5,254)
Alnylam Pharmaceuticals, Inc.*	(46)	(5,844)
Bluebird Bio, Inc.*	(30)	(5,343)
Clovis Oncology, Inc.*	(65)	(4,420)
Exact Sciences Corp.*	(87)	(4,571)
Incyte Corp.*	(56)	(5,304)
Ionis Pharmaceuticals, Inc.*	(91)	(4,577)
Neurocrine Biosciences, Inc.*	(72)	(5,586)
Portola Pharmaceuticals, Inc.*	(97)	(4,722)
Seattle Genetics, Inc.*	(85)	(4,548)
TESARO, Inc.*	(62)	(5,138)
Vertex Pharmaceuticals, Inc.*	(36)	(5,395)
		(65,128)
Building Products – (1.4)%
Allegion plc	(74)	(5,887)
AO Smith Corp.	(97)	(5,944)
Lennox International, Inc.	(30)	(6,248)
		(18,079)

Investments	Number of Shares	Value
Capital Markets – (4.0)%
Cboe Global Markets, Inc.	(51)	$(6,354)
Charles Schwab Corp. (The)	(104)	(5,342)
FactSet Research Systems, Inc.	(28)	(5,397)
MarketAxess Holdings, Inc.	(30)	(6,053)
Moody’s Corp.	(37)	(5,462)
MSCI, Inc.	(41)	(5,188)
S&P Global, Inc.	(37)	(6,268)
SEI Investments Co.	(75)	(5,390)
TD Ameritrade Holding Corp.	(119)	(6,084)
		(51,538)
Chemicals – (3.4)%
Albemarle Corp.	(45)	(5,755)
Ecolab, Inc.	(40)	(5,367)
FMC Corp.	(57)	(5,396)
Ingevity Corp.*	(76)	(5,356)
International Flavors & Fragrances, Inc.	(34)	(5,189)
Scotts Miracle-Gro Co. (The)	(53)	(5,670)
Sherwin-Williams Co. (The)	(13)	(5,330)
Valvoline, Inc.	(212)	(5,313)
		(43,376)
Commercial Services & Supplies – (0.9)%
Copart, Inc.*	(124)	(5,355)
Rollins, Inc.	(124)	(5,770)
		(11,125)
Communications Equipment – (0.4)%
Arista Networks, Inc.*	(22)	(5,183)
Distributors – (0.5)%
Pool Corp.	(47)	(6,094)
Diversified Consumer Services – (0.4)%
Bright Horizons Family Solutions, Inc.*	(57)	(5,358)
Electric Utilities – (0.5)%
NextEra Energy, Inc.	(38)	(5,935)
Electrical Equipment – (0.4)%
Rockwell Automation, Inc.	(26)	(5,105)
Electronic Equipment, Instruments & Components – (2.0)%
Amphenol Corp., Class A	(58)	(5,093)
Cognex Corp.	(76)	(4,648)
IPG Photonics Corp.*	(23)	(4,925)
National Instruments Corp.	(140)	(5,828)
Universal Display Corp.	(29)	(5,007)
		(25,501)
Energy Equipment & Services – (2.6)%
Core Laboratories NV	(49)	(5,368)
Halliburton Co.	(110)	(5,376)
National Oilwell Varco, Inc.	(162)	(5,835)
Patterson-UTI Energy, Inc.	(259)	(5,960)

See accompanying notes to the financial statements.

FQF Trust
AGFiQ U.S. Market Neutral Value Fund
Schedule of Investments
December 31, 2017 (Unaudited)

Investments	Number of Shares	Value
Schlumberger Ltd.	(76)	$(5,122)
Weatherford International plc*	(1,421)	(5,925)
		(33,586)
Equity Real Estate Investment Trusts (REITs) – (16.4)%
Alexandria Real Estate Equities, Inc.	(41)	(5,354)
American Tower Corp.	(40)	(5,707)
Apartment Investment & Management Co., Class A	(128)	(5,595)
Boston Properties, Inc.	(43)	(5,591)
Camden Property Trust	(59)	(5,432)
CoreSite Realty Corp.	(44)	(5,012)
Crown Castle International Corp.	(52)	(5,773)
CubeSmart	(219)	(6,334)
CyrusOne, Inc.	(95)	(5,655)
DCT Industrial Trust, Inc.	(101)	(5,937)
Digital Realty Trust, Inc.	(48)	(5,467)
Douglas Emmett, Inc.	(147)	(6,036)
Duke Realty Corp.	(186)	(5,061)
EastGroup Properties, Inc.	(66)	(5,833)
Equinix, Inc.	(12)	(5,439)
Equity LifeStyle Properties, Inc.	(63)	(5,608)
Essex Property Trust, Inc.	(21)	(5,069)
Extra Space Storage, Inc.	(61)	(5,334)
Federal Realty Investment Trust	(42)	(5,578)
First Industrial Realty Trust, Inc.	(196)	(6,168)
Healthcare Realty Trust, Inc.	(161)	(5,171)
Healthcare Trust of America, Inc., Class A	(180)	(5,407)
Iron Mountain, Inc.	(128)	(4,829)
Lamar Advertising Co., Class A	(76)	(5,642)
Macerich Co. (The)	(88)	(5,780)
Public Storage	(26)	(5,434)
Rayonier, Inc.	(200)	(6,326)
Ryman Hospitality Properties, Inc.	(83)	(5,729)
SBA Communications Corp.*	(31)	(5,064)
Simon Property Group, Inc.	(33)	(5,667)
Sun Communities, Inc.	(62)	(5,752)
Tanger Factory Outlet Centers, Inc.	(205)	(5,435)
Taubman Centers, Inc.	(82)	(5,365)
UDR, Inc.	(138)	(5,316)
Uniti Group, Inc.	(306)	(5,444)
Urban Edge Properties	(215)	(5,480)
Vornado Realty Trust	(71)	(5,551)
Washington REIT	(181)	(5,633)
		(211,008)
Food Products – (1.3)%
Hershey Co. (The)	(46)	(5,222)
Lamb Weston Holdings, Inc.	(96)	(5,419)
Lancaster Colony Corp.	(44)	(5,685)
		(16,326)

Investments	Number of Shares	Value
Gas Utilities – (1.1)%
New Jersey Resources Corp.	(127)	$(5,105)
ONE Gas, Inc.	(68)	(4,982)
South Jersey Industries, Inc.	(147)	(4,591)
		(14,678)
Health Care Equipment & Supplies – (1.6)%
ABIOMED, Inc.*	(32)	(5,997)
Align Technology, Inc.*	(22)	(4,888)
DexCom, Inc.*	(89)	(5,108)
IDEXX Laboratories, Inc.*	(33)	(5,160)
		(21,153)
Health Care Providers & Services – (0.4)%
Chemed Corp.	(21)	(5,103)
Health Care Technology – (1.1)%
athenahealth, Inc.*	(40)	(5,322)
Medidata Solutions, Inc.*	(70)	(4,436)
Veeva Systems, Inc., Class A*	(84)	(4,643)
		(14,401)
Hotels, Restaurants & Leisure – (5.0)%
Chipotle Mexican Grill, Inc.*	(16)	(4,625)
Choice Hotels International, Inc.	(67)	(5,199)
Domino’s Pizza, Inc.	(25)	(4,724)
Dunkin’ Brands Group, Inc.	(92)	(5,931)
Hilton Worldwide Holdings, Inc.	(67)	(5,351)
Jack in the Box, Inc.	(55)	(5,396)
Marriott International, Inc., Class A	(44)	(5,972)
McDonald’s Corp.	(35)	(6,024)
Starbucks Corp.	(84)	(4,824)
Vail Resorts, Inc.	(25)	(5,312)
Wendy’s Co. (The)	(332)	(5,451)
Yum Brands, Inc.	(75)	(6,121)
		(64,930)
Household Products – (0.9)%
Clorox Co. (The)	(42)	(6,247)
Colgate-Palmolive Co.	(77)	(5,810)
		(12,057)
Independent Power and Renewable Electricity Producers – (0.4)%
NRG Energy, Inc.	(189)	(5,383)
Industrial Conglomerates – (0.5)%
3M Co.	(26)	(6,120)
Insurance – (0.4)%
Marsh & McLennan Cos., Inc.	(65)	(5,290)
Internet & Direct Marketing Retail – (1.7)%
Amazon.com, Inc.*	(5)	(5,848)
Netflix, Inc.*	(27)	(5,183)
Priceline Group, Inc. (The)*	(3)	(5,213)
Wayfair, Inc., Class A*	(67)	(5,378)
		(21,622)

See accompanying notes to the financial statements.

FQF Trust
AGFiQ U.S. Market Neutral Value Fund
Schedule of Investments
December 31, 2017 (Unaudited)

Investments	Number of Shares	Value
Internet Software & Services – (0.9)%
CoStar Group, Inc.*	(20)	$(5,939)
Yelp, Inc.*	(124)	(5,203)
		(11,142)
IT Services – (4.3)%
Automatic Data Processing, Inc.	(45)	(5,273)
Broadridge Financial Solutions, Inc.	(58)	(5,254)
Fiserv, Inc.*	(43)	(5,639)
Gartner, Inc.*	(45)	(5,542)
Jack Henry & Associates, Inc.	(51)	(5,965)
Mastercard, Inc., Class A	(35)	(5,298)
Paychex, Inc.	(77)	(5,242)
PayPal Holdings, Inc.*	(73)	(5,374)
Square, Inc., Class A*	(142)	(4,923)
Visa, Inc., Class A	(56)	(6,385)
		(54,895)
Leisure Products – (0.3)%
Mattel, Inc.	(288)	(4,429)
Life Sciences Tools & Services – (0.9)%
Illumina, Inc.*	(26)	(5,681)
Mettler-Toledo International, Inc.*	(9)	(5,575)
		(11,256)
Machinery – (2.9)%
Donaldson Co., Inc.	(111)	(5,433)
Fortive Corp.	(76)	(5,499)
Graco, Inc.	(120)	(5,426)
IDEX Corp.	(39)	(5,147)
Illinois Tool Works, Inc.	(31)	(5,172)
Toro Co. (The)	(78)	(5,088)
Welbilt, Inc.*	(235)	(5,525)
		(37,290)
Metals & Mining – (0.4)%
Royal Gold, Inc.	(56)	(4,599)
Multi-Utilities – (0.8)%
Dominion Energy, Inc.	(73)	(5,917)
Vectren Corp.	(77)	(5,007)
		(10,924)
Oil, Gas & Consumable Fuels – (1.8)%
Cabot Oil & Gas Corp.	(189)	(5,405)
Cheniere Energy, Inc.*	(119)	(6,407)
Chesapeake Energy Corp.*	(1,271)	(5,033)
EOG Resources, Inc.	(58)	(6,259)
		(23,104)
Personal Products – (0.4)%
Estee Lauder Cos., Inc. (The), Class A	(42)	(5,344)
Pharmaceuticals – (0.4)%
Nektar Therapeutics*	(97)	(5,793)

Investments	Number of Shares	Value
Professional Services – (0.8)%
TransUnion*	(95)	$(5,221)
Verisk Analytics, Inc.*	(54)	(5,184)
		(10,405)
Road & Rail – (0.4)%
Landstar System, Inc.	(53)	(5,517)
Semiconductors & Semiconductor Equipment – (0.8)%
Advanced Micro Devices, Inc.*	(478)	(4,914)
NVIDIA Corp.	(30)	(5,805)
		(10,719)
Software – (8.5)%
Activision Blizzard, Inc.	(95)	(6,015)
Adobe Systems, Inc.*	(30)	(5,257)
Aspen Technology, Inc.*	(78)	(5,164)
Autodesk, Inc.*	(48)	(5,032)
Blackbaud, Inc.	(52)	(4,913)
Electronic Arts, Inc.*	(47)	(4,938)
Guidewire Software, Inc.*	(80)	(5,941)
Intuit, Inc.	(38)	(5,996)
Paycom Software, Inc.*	(72)	(5,784)
Proofpoint, Inc.*	(62)	(5,506)
PTC, Inc.*	(93)	(5,652)
Red Hat, Inc.*	(43)	(5,164)
salesforce.com, Inc.*	(59)	(6,032)
ServiceNow, Inc.*	(41)	(5,346)
Splunk, Inc.*	(65)	(5,385)
Tableau Software, Inc., Class A*	(73)	(5,052)
Take-Two Interactive Software, Inc.*	(54)	(5,928)
Tyler Technologies, Inc.*	(31)	(5,488)
Ultimate Software Group, Inc. (The)*	(24)	(5,237)
Workday, Inc., Class A*	(53)	(5,392)
		(109,222)
Specialty Retail – (1.3)%
Five Below, Inc.*	(85)	(5,637)
Home Depot, Inc. (The)	(28)	(5,307)
Ulta Beauty, Inc.*	(24)	(5,368)
		(16,312)
Textiles, Apparel & Luxury Goods – (0.9)%
Lululemon Athletica, Inc.*	(68)	(5,344)
NIKE, Inc., Class B	(101)	(6,318)
		(11,662)
Tobacco – (0.8)%
Altria Group, Inc.	(75)	(5,356)
Philip Morris International, Inc.	(44)	(4,648)
		(10,004)
Water Utilities – (0.8)%
American Water Works Co., Inc.	(60)	(5,489)
Aqua America, Inc.	(138)	(5,414)
		(10,903)

See accompanying notes to the financial statements.

FQF Trust
AGFiQ U.S. Market Neutral Value Fund
Schedule of Investments
December 31, 2017 (Unaudited)

Investments	Number of Shares	Value
Wireless Telecommunication Services – (0.4)%
T-Mobile US, Inc.*	(84)	$(5,335)
Total Common Stocks (Proceeds $(946,941))		(1,087,504)
Total Short Positions (Proceeds $(946,941))		(1,087,504)
Total Investments — (0.3)% (Cost $63,268)		(3,892)
Other Assets Less Liabilities — 100.3%		1,292,007
Net Assets — 100.0%		$1,288,115
*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $535,416.

As of December 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative contracts, if any) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$151,195
Aggregate gross unrealized depreciation	(268,545)
Net unrealized depreciation	$(117,350)
Federal income tax cost of investments (including derivative contracts, if any)	$115,032

OTC Total return swap contracts outstanding as of December 31, 2017

Notional Amount	Value	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument(3)	Unrealized Appreciation/ (Depreciation)(4)	Cash Collateral (Received) Pledged	Net Amount(5)
216,986 USD	$230,761	10/3/2019	Morgan Stanley	1.96%	Dow Jones U.S. Relative Value Total Return Index(6)	$13,775	—	$13,775
	230,761					13,775		13,775
(201,916) USD	(214,117)	10/3/2019	Morgan Stanley	(1.16)%	Dow Jones U.S. Short Relative Value Total Return Index(7)	(12,201)	—	(12,201)
	(214,117)					(12,201)		(12,201)
	$16,644					$1,574		$1,574
(1)	Agreements may be terminated at will by either party without penalty.
(2)	Reflects the floating financing rate, as of December 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. Payments may be made at the conclusion of the agreement or periodically during its term.
(3)	The 50 largest components of the referenced underlying Swap Index can be found at http://www.agfiq.com/agfiq/agfiqweb/us/en/resources/regulatory-material/index.jsp
(4)	The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at year end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statement of Assets and Liabilities.
(5)	Represents the “uncollateralized” amount due from or (to) the counterparty at year end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from the counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
(6)	The Dow Jones U.S. Relative Value Total Return Index (DJLSVT) is designed to measure the performance of 200 companies ranked as undervalued based on fundamentals. Value is calculated using a ranking process based on book value to price ratio, projected earnings per share to price ratio, and trailing 12-month operating cash flow to price ratio. Dividends are reinvested.
(7)	The Dow Jones U.S. Short Relative Value Total Return Index (DJSSVT) is designed to measure the performance of 200 companies ranked as overvalued based on fundamentals. Value is calculated using a ranking process based on book value to price ratio, projected earnings per share to price ratio, and trailing 12-month operating cash flow to price ratio. Dividends are reinvested.

Abbreviations
USD	US Dollar

See accompanying notes to the financial statements.

FQF Trust
AGFiQ U.S. Neutral Size Fund
Schedule of Investments
December 31, 2017 (Unaudited)

Investments	Number of Shares	Value
Long Positions – 89.2%
Common Stocks – 89.2%
Auto Components – 1.8%
Dana, Inc.(a)	296	$9,475
Delphi Technologies plc*	170	8,920
Tenneco, Inc.	150	8,781
Visteon Corp.*	68	8,509
		35,685
Banks – 5.3%
Associated Banc-Corp.(a)	350	8,890
Bank of Hawaii Corp.(a)	106	9,084
Cathay General Bancorp(a)	216	9,109
Chemical Financial Corp.(a)	174	9,304
Fulton Financial Corp.(a)	496	8,878
Home BancShares, Inc.(a)	376	8,742
Investors Bancorp, Inc.(a)	672	9,327
MB Financial, Inc.	202	8,993
Popular, Inc.(a)	250	8,872
TCF Financial Corp.	440	9,020
UMB Financial Corp.	118	8,487
Valley National Bancorp	794	8,909
		107,615
Biotechnology – 1.8%
ACADIA Pharmaceuticals, Inc.*(a)	300	9,033
Clovis Oncology, Inc.*(a)	144	9,792
Juno Therapeutics, Inc.*(a)	196	8,959
TESARO, Inc.*	106	8,784
		36,568
Building Products – 0.9%
Armstrong World Industries, Inc.*(a)	150	9,082
USG Corp.*	232	8,946
		18,028
Capital Markets – 1.4%
Evercore, Inc., Class A(a)	104	9,360
Federated Investors, Inc., Class B(a)	270	9,742
Legg Mason, Inc.(a)	224	9,403
		28,505
Chemicals – 2.6%
Cabot Corp.(a)	148	9,115
NewMarket Corp.	22	8,743
Platform Specialty Products Corp.*	908	9,007
PolyOne Corp.	196	8,526
Sensient Technologies Corp.	114	8,339
Westlake Chemical Corp.	92	9,801
		53,531
Commercial Services & Supplies – 1.7%
Clean Harbors, Inc.*(a)	158	8,564
Deluxe Corp.(a)	116	8,914

Investments	Number of Shares	Value
Healthcare Services Group, Inc.(a)	170	$8,962
MSA Safety, Inc.	114	8,837
		35,277
Communications Equipment – 2.1%
Ciena Corp.*(a)	392	8,204
Finisar Corp.*(a)	416	8,466
Lumentum Holdings, Inc.*(a)	166	8,117
NetScout Systems, Inc.*	284	8,648
ViaSat, Inc.*	122	9,132
		42,567
Construction & Engineering – 0.9%
EMCOR Group, Inc.(a)	112	9,156
Valmont Industries, Inc.	52	8,624
		17,780
Consumer Finance – 0.4%
Navient Corp.	670	8,924
Containers & Packaging – 1.7%
Bemis Co., Inc.(a)	188	8,984
Graphic Packaging Holding Co.(a)	584	9,023
Owens-Illinois, Inc.*	366	8,114
Silgan Holdings, Inc.	292	8,582
		34,703
Distributors – 0.5%
Pool Corp.	76	9,853
Diversified Consumer Services – 0.4%
Graham Holdings Co., Class B(a)	16	8,934
Electric Utilities – 1.7%
ALLETE, Inc.(a)	116	8,626
IDACORP, Inc.(a)	92	8,405
PNM Resources, Inc.	214	8,656
Portland General Electric Co.	196	8,934
		34,621
Electrical Equipment – 1.3%
EnerSys(a)	128	8,913
Generac Holdings, Inc.*(a)	172	8,517
Regal Beloit Corp.	118	9,039
		26,469
Electronic Equipment, Instruments & Components – 2.2%
Belden, Inc.(a)	114	8,797
Dolby Laboratories, Inc., Class A(a)	144	8,928
Littelfuse, Inc.(a)	46	9,100
SYNNEX Corp.	68	9,245
Tech Data Corp.*	92	9,013
		45,083
Energy Equipment & Services – 2.2%
Core Laboratories NV	82	8,983

See accompanying notes to the financial statements.

FQF Trust
AGFiQ U.S. Neutral Size Fund
Schedule of Investments
December 31, 2017 (Unaudited)

Investments	Number of Shares	Value
Patterson-UTI Energy, Inc.	392	$9,020
Transocean Ltd.*	854	9,121
US Silica Holdings, Inc.	270	8,791
Weatherford International plc*	2,156	8,991
		44,906
Equity Real Estate Investment Trusts (REITs) – 11.2%
Brandywine Realty Trust(a)	532	9,677
Columbia Property Trust, Inc.(a)	428	9,823
CoreCivic, Inc.(a)	382	8,595
CoreSite Realty Corp.(a)	76	8,656
Corporate Office Properties Trust	306	8,935
Cousins Properties, Inc.(a)	972	8,991
DDR Corp.(a)	1,002	8,978
First Industrial Realty Trust, Inc.(a)	292	9,189
GEO Group, Inc. (The)(a)	350	8,260
JBG SMITH Properties(a)	274	9,516
LaSalle Hotel Properties(a)	330	9,263
National Health Investors, Inc.	118	8,895
Outfront Media, Inc.	366	8,491
Paramount Group, Inc.	602	9,542
Physicians Realty Trust(a)	518	9,319
Piedmont Office Realty Trust, Inc., Class A	426	8,354
Rayonier, Inc.	286	9,046
Retail Properties of America, Inc., Class A	682	9,166
RLJ Lodging Trust	406	8,920
Ryman Hospitality Properties, Inc.	142	9,801
Sabra Health Care REIT, Inc.	476	8,935
Sunstone Hotel Investors, Inc.	590	9,753
Tanger Factory Outlet Centers, Inc.	358	9,491
Taubman Centers, Inc.	138	9,029
Urban Edge Properties	352	8,972
		227,597
Food & Staples Retailing – 0.9%
Sprouts Farmers Market, Inc.*	386	9,399
US Foods Holding Corp.*	282	9,004
		18,403
Food Products – 1.8%
Flowers Foods, Inc.(a)	450	8,690
Hain Celestial Group, Inc. (The)*(a)	218	9,241
Lancaster Colony Corp.(a)	72	9,303
TreeHouse Foods, Inc.*	196	9,694
		36,928
Gas Utilities – 1.3%
New Jersey Resources Corp.	222	8,924
ONE Gas, Inc.	114	8,352
Southwest Gas Holdings, Inc.	104	8,370
		25,646

Investments	Number of Shares	Value
Health Care Equipment & Supplies – 1.4%
DexCom, Inc.*(a)	152	$8,723
Masimo Corp.*	106	8,989
NuVasive, Inc.*	166	9,709
		27,421
Health Care Providers & Services – 2.7%
Acadia Healthcare Co., Inc.*(a)	292	9,528
Chemed Corp.(a)	36	8,749
Envision Healthcare Corp.*(a)	258	8,916
HealthSouth Corp.(a)	180	8,894
MEDNAX, Inc.*	178	9,512
Molina Healthcare, Inc.*	114	8,742
		54,341
Health Care Technology – 0.4%
Medidata Solutions, Inc.*	140	8,872
Hotels, Restaurants & Leisure – 2.7%
Choice Hotels International, Inc.(a)	114	8,846
Cracker Barrel Old Country Store, Inc.	56	8,898
Hilton Grand Vacations, Inc.*(a)	220	9,229
Jack in the Box, Inc.(a)	88	8,634
Texas Roadhouse, Inc.	170	8,955
Wendy’s Co. (The)	578	9,491
		54,053
Household Durables – 0.9%
Tempur Sealy International, Inc.*	146	9,153
Tupperware Brands Corp.	152	9,530
		18,683
Household Products – 0.5%
Energizer Holdings, Inc.(a)	194	9,308
Insurance – 1.8%
Aspen Insurance Holdings Ltd.(a)	226	9,176
Kemper Corp.	130	8,957
ProAssurance Corp.	144	8,230
RLI Corp.	152	9,220
		35,583
Internet & Direct Marketing Retail – 0.4%
Wayfair, Inc., Class A*	112	8,990
Internet Software & Services – 0.5%
j2 Global, Inc.(a)	124	9,304
IT Services – 2.7%
CACI International, Inc., Class A*(a)	66	8,735
Conduent, Inc.*(a)	552	8,920
CoreLogic, Inc.*(a)	192	8,872
DST Systems, Inc.(a)	154	9,559
MAXIMUS, Inc.	136	9,735
Science Applications International Corp.	122	9,342
		55,163

See accompanying notes to the financial statements.

FQF Trust
AGFiQ U.S. Neutral Size Fund
Schedule of Investments
December 31, 2017 (Unaudited)

Investments	Number of Shares	Value
Leisure Products – 0.4%
Brunswick Corp.(a)	162	$8,946
Life Sciences Tools & Services – 1.8%
Bio-Techne Corp.	66	8,550
Bruker Corp.(a)	254	8,717
Charles River Laboratories International, Inc.*(a)	86	9,413
PRA Health Sciences, Inc.*	108	9,836
		36,516
Machinery – 3.6%
Barnes Group, Inc.(a)	138	8,731
Colfax Corp.*(a)	242	9,588
Crane Co.(a)	108	9,636
ITT, Inc.(a)	166	8,859
Kennametal, Inc.(a)	184	8,907
Terex Corp.	184	8,873
Timken Co. (The)	182	8,945
Woodward, Inc.	118	9,032
		72,571
Marine – 0.5%
Kirby Corp.*(a)	140	9,352
Media – 3.5%
AMC Networks, Inc., Class A*(a)	178	9,626
Cable One, Inc.(a)	12	8,440
Cinemark Holdings, Inc.(a)	254	8,844
John Wiley & Sons, Inc., Class A(a)	136	8,942
Liberty Global plc LiLAC, Class C*(a)	418	8,314
Madison Square Garden Co. (The), Class A*	44	9,278
New York Times Co. (The), Class A	486	8,991
TEGNA, Inc.	638	8,983
		71,418
Metals & Mining – 0.5%
Compass Minerals International, Inc.	130	9,393
Mortgage Real Estate Investment Trusts (REITs) – 1.8%
Blackstone Mortgage Trust, Inc., Class A(a)	300	9,654
Chimera Investment Corp.(a)	498	9,203
MFA Financial, Inc.	1,120	8,870
Two Harbors Investment Corp.	564	9,171
		36,898
Multi-Utilities – 0.9%
Black Hills Corp.(a)	154	9,257
NorthWestern Corp.	150	8,955
		18,212
Oil, Gas & Consumable Fuels – 2.6%
Antero Resources Corp.*(a)	474	9,006
Chesapeake Energy Corp.*	2,122	8,403

Investments	Number of Shares	Value
Continental Resources, Inc.*(a)	170	$9,005
PBF Energy, Inc., Class A	252	8,934
Range Resources Corp.	502	8,564
Southwestern Energy Co.*	1,526	8,515
		52,427
Paper & Forest Products – 0.9%
Domtar Corp.	190	9,409
Louisiana-Pacific Corp.*	332	8,718
		18,127
Personal Products – 1.4%
Edgewell Personal Care Co.*(a)	156	9,265
Herbalife Ltd.*(a)	136	9,210
Nu Skin Enterprises, Inc., Class A	132	9,006
		27,481
Pharmaceuticals – 0.5%
Mallinckrodt plc*	408	9,205
Real Estate Management & Development – 0.4%
Realogy Holdings Corp.	338	8,957
Road & Rail – 1.9%
Avis Budget Group, Inc.*(a)	218	9,566
Genesee & Wyoming, Inc., Class A*(a)	124	9,763
Landstar System, Inc.	88	9,161
Ryder System, Inc.	108	9,090
		37,580
Semiconductors & Semiconductor Equipment – 2.2%
Cirrus Logic, Inc.*(a)	172	8,920
Cree, Inc.*(a)	254	9,433
Integrated Device Technology, Inc.*(a)	284	8,443
Silicon Laboratories, Inc.*	96	8,477
Versum Materials, Inc.	236	8,933
		44,206
Software – 2.7%
ACI Worldwide, Inc.*(a)	406	9,204
Ellie Mae, Inc.*(a)	106	9,477
Manhattan Associates, Inc.*	180	8,917
Paycom Software, Inc.*	110	8,836
Proofpoint, Inc.*	98	8,703
Verint Systems, Inc.*	206	8,621
		53,758
Specialty Retail – 1.8%
American Eagle Outfitters, Inc.(a)	474	8,911
Bed Bath & Beyond, Inc.	404	8,884
Murphy USA, Inc.*	122	9,804
Williams-Sonoma, Inc.	184	9,513
		37,112
Technology Hardware, Storage & Peripherals – 0.5%
NCR Corp.*	288	9,789

See accompanying notes to the financial statements.

FQF Trust
AGFiQ U.S. Neutral Size Fund
Schedule of Investments
December 31, 2017 (Unaudited)

Investments	Number of Shares	Value
Textiles, Apparel & Luxury Goods – 0.9%
Carter’s, Inc.(a)	76	$8,929
Skechers U.S.A., Inc., Class A*	256	9,687
		18,616
Thrifts & Mortgage Finance – 0.5%
Essent Group Ltd.*(a)	210	9,118
Trading Companies & Distributors – 1.3%
Air Lease Corp.(a)	186	8,945
MSC Industrial Direct Co., Inc., Class A	92	8,893
WESCO International, Inc.*	136	9,268
		27,106
Wireless Telecommunication Services – 0.5%
Telephone & Data Systems, Inc.	326	9,063
Total Common Stocks (Cost $1,605,545)		1,805,192
Total Long Positions (Cost $1,605,545)		1,805,192
Short Positions – (90.1)%
Common Stocks – (90.1)%
Aerospace & Defense – (2.8)%
Boeing Co. (The)	(30)	(8,847)
General Dynamics Corp.	(46)	(9,359)
Lockheed Martin Corp.	(30)	(9,632)
Northrop Grumman Corp.	(32)	(9,821)
Raytheon Co.	(50)	(9,392)
United Technologies Corp.	(70)	(8,930)
		(55,981)
Air Freight & Logistics – (0.9)%
FedEx Corp.	(36)	(8,984)
United Parcel Service, Inc., Class B	(76)	(9,055)
		(18,039)
Airlines – (0.9)%
Delta Air Lines, Inc.	(168)	(9,408)
Southwest Airlines Co.	(146)	(9,556)
		(18,964)
Automobiles – (1.3)%
Ford Motor Co.	(734)	(9,167)
General Motors Co.	(208)	(8,526)
Tesla, Inc.*	(28)	(8,718)
		(26,411)
Banks – (4.1)%
Bank of America Corp.	(316)	(9,328)
BB&T Corp.	(194)	(9,646)
Citigroup, Inc.	(118)	(8,780)
JPMorgan Chase & Co.	(90)	(9,625)
M&T Bank Corp.	(54)	(9,234)
PNC Financial Services Group, Inc. (The)	(68)	(9,812)

Investments	Number of Shares	Value
SunTrust Banks, Inc.	(138)	$(8,913)
US Bancorp	(162)	(8,680)
Wells Fargo & Co.	(160)	(9,707)
		(83,725)
Beverages – (1.9)%
Coca-Cola Co. (The)	(204)	(9,359)
Constellation Brands, Inc., Class A	(42)	(9,600)
Monster Beverage Corp.*	(144)	(9,114)
PepsiCo, Inc.	(78)	(9,354)
		(37,427)
Biotechnology – (2.2)%
AbbVie, Inc.	(92)	(8,897)
Amgen, Inc.	(54)	(9,391)
Biogen, Inc.*	(28)	(8,920)
Celgene Corp.*	(90)	(9,393)
Gilead Sciences, Inc.	(124)	(8,883)
		(45,484)
Building Products – (0.4)%
Johnson Controls International plc	(224)	(8,537)
Capital Markets – (5.5)%
Ameriprise Financial, Inc.	(54)	(9,151)
Bank of New York Mellon Corp. (The)	(174)	(9,372)
BlackRock, Inc.	(18)	(9,247)
Charles Schwab Corp. (The)	(182)	(9,349)
CME Group, Inc.	(60)	(8,763)
Goldman Sachs Group, Inc. (The)	(38)	(9,681)
Intercontinental Exchange, Inc.	(138)	(9,737)
Moody’s Corp.	(66)	(9,742)
Morgan Stanley	(172)	(9,025)
S&P Global, Inc.	(54)	(9,148)
State Street Corp.	(98)	(9,566)
T. Rowe Price Group, Inc.	(88)	(9,234)
		(112,015)
Chemicals – (3.2)%
Air Products & Chemicals, Inc.	(56)	(9,188)
DowDuPont, Inc.	(132)	(9,401)
Ecolab, Inc.	(72)	(9,661)
LyondellBasell Industries NV, Class A	(80)	(8,826)
PPG Industries, Inc.	(78)	(9,112)
Praxair, Inc.	(62)	(9,590)
Sherwin-Williams Co. (The)	(22)	(9,021)
		(64,799)
Commercial Services & Supplies – (0.5)%
Waste Management, Inc.	(110)	(9,493)
Communications Equipment – (0.5)%
Cisco Systems, Inc.	(238)	(9,115)

See accompanying notes to the financial statements.

FQF Trust
AGFiQ U.S. Neutral Size Fund
Schedule of Investments
December 31, 2017 (Unaudited)

Investments	Number of Shares	Value
Consumer Finance – (1.8)%
American Express Co.	(94)	$(9,335)
Capital One Financial Corp.	(90)	(8,962)
Discover Financial Services	(126)	(9,692)
Synchrony Financial	(230)	(8,881)
		(36,870)
Containers & Packaging – (0.4)%
International Paper Co.	(156)	(9,039)
Diversified Financial Services – (0.4)%
Berkshire Hathaway, Inc., Class B*	(44)	(8,722)
Diversified Telecommunication Services – (0.5)%
AT&T, Inc.	(240)	(9,331)
Electric Utilities – (2.6)%
American Electric Power Co., Inc.	(116)	(8,534)
Duke Energy Corp.	(108)	(9,084)
Exelon Corp.	(224)	(8,828)
NextEra Energy, Inc.	(60)	(9,371)
PG&E Corp.	(200)	(8,966)
Southern Co. (The)	(180)	(8,656)
		(53,439)
Electrical Equipment – (1.0)%
Eaton Corp. plc	(120)	(9,481)
Emerson Electric Co.	(140)	(9,757)
		(19,238)
Electronic Equipment, Instruments & Components – (1.3)%
Amphenol Corp., Class A	(98)	(8,605)
Corning, Inc.	(276)	(8,829)
TE Connectivity Ltd.	(100)	(9,504)
		(26,938)
Energy Equipment & Services – (0.9)%
Halliburton Co.	(200)	(9,774)
Schlumberger Ltd.	(132)	(8,895)
		(18,669)
Equity Real Estate Investment Trusts (REITs) – (5.2)%
American Tower Corp.	(68)	(9,702)
AvalonBay Communities, Inc.	(48)	(8,564)
Crown Castle International Corp.	(80)	(8,881)
Digital Realty Trust, Inc.	(78)	(8,884)
Equinix, Inc.	(20)	(9,064)
Equity Residential	(142)	(9,055)
Prologis, Inc.	(136)	(8,773)
Public Storage	(44)	(9,196)
Simon Property Group, Inc.	(52)	(8,931)
Ventas, Inc.	(136)	(8,161)
Welltower, Inc.	(126)	(8,035)
Weyerhaeuser Co.	(252)	(8,886)
		(106,132)

Investments	Number of Shares	Value
Food & Staples Retailing – (2.3)%
Costco Wholesale Corp.	(48)	$(8,934)
CVS Health Corp.	(120)	(8,700)
Sysco Corp.	(148)	(8,988)
Walgreens Boots Alliance, Inc.	(136)	(9,876)
Wal-Mart Stores, Inc.	(92)	(9,085)
		(45,583)
Food Products – (1.4)%
General Mills, Inc.	(162)	(9,605)
Kraft Heinz Co. (The)	(118)	(9,176)
Mondelez International, Inc., Class A	(218)	(9,330)
		(28,111)
Health Care Equipment & Supplies – (1.3)%
Abbott Laboratories	(160)	(9,131)
Danaher Corp.	(96)	(8,911)
Medtronic plc	(110)	(8,882)
		(26,924)
Health Care Providers & Services – (1.7)%
Anthem, Inc.	(38)	(8,550)
Cigna Corp.	(44)	(8,936)
McKesson Corp.	(58)	(9,045)
UnitedHealth Group, Inc.	(40)	(8,819)
		(35,350)
Hotels, Restaurants & Leisure – (2.3)%
Carnival Corp.	(142)	(9,425)
Marriott International, Inc., Class A	(66)	(8,958)
McDonald’s Corp.	(56)	(9,639)
Starbucks Corp.	(154)	(8,844)
Yum Brands, Inc.	(108)	(8,814)
		(45,680)
Household Products – (1.4)%
Colgate-Palmolive Co.	(120)	(9,054)
Kimberly-Clark Corp.	(78)	(9,411)
Procter & Gamble Co. (The)	(104)	(9,556)
		(28,021)
Industrial Conglomerates – (1.8)%
3M Co.	(40)	(9,415)
General Electric Co.	(514)	(8,969)
Honeywell International, Inc.	(64)	(9,815)
Roper Technologies, Inc.	(34)	(8,806)
		(37,005)
Insurance – (4.8)%
Aflac, Inc.	(110)	(9,656)
Allstate Corp. (The)	(86)	(9,005)
American International Group, Inc.	(142)	(8,460)
Aon plc	(62)	(8,308)
Chubb Ltd.	(64)	(9,352)

See accompanying notes to the financial statements.

FQF Trust
AGFiQ U.S. Neutral Size Fund
Schedule of Investments
December 31, 2017 (Unaudited)

Investments	Number of Shares	Value
Marsh & McLennan Cos., Inc.	(106)	$(8,627)
MetLife, Inc.	(166)	(8,393)
Progressive Corp. (The)	(168)	(9,462)
Prudential Financial, Inc.	(76)	(8,739)
Travelers Cos., Inc. (The)	(66)	(8,952)
Willis Towers Watson plc	(56)	(8,439)
		(97,393)
Internet & Direct Marketing Retail – (1.5)%
Amazon.com, Inc.*	(8)	(9,356)
Netflix, Inc.*	(50)	(9,598)
Priceline Group, Inc. (The)*	(6)	(10,427)
		(29,381)
Internet Software & Services – (1.3)%
Alphabet, Inc., Class C*	(8)	(8,371)
eBay, Inc.*	(238)	(8,982)
Facebook, Inc., Class A*	(54)	(9,529)
		(26,882)
IT Services – (4.0)%
Accenture plc, Class A	(60)	(9,185)
Automatic Data Processing, Inc.	(78)	(9,141)
Cognizant Technology Solutions Corp., Class A	(120)	(8,522)
Fidelity National Information Services, Inc.	(96)	(9,033)
Fiserv, Inc.*	(68)	(8,917)
International Business Machines Corp.	(60)	(9,205)
Mastercard, Inc., Class A	(60)	(9,082)
PayPal Holdings, Inc.*	(124)	(9,129)
Visa, Inc., Class A	(78)	(8,893)
		(81,107)
Life Sciences Tools & Services – (0.5)%
Thermo Fisher Scientific, Inc.	(48)	(9,114)
Machinery – (3.1)%
Caterpillar, Inc.	(56)	(8,824)
Cummins, Inc.	(50)	(8,832)
Deere & Co.	(60)	(9,391)
Illinois Tool Works, Inc.	(54)	(9,010)
Ingersoll-Rand plc	(104)	(9,276)
PACCAR, Inc.	(134)	(9,525)
Parker-Hannifin Corp.	(44)	(8,781)
		(63,639)
Media – (1.9)%
Charter Communications, Inc., Class A*	(28)	(9,407)
Comcast Corp., Class A	(224)	(8,971)
Twenty-First Century Fox, Inc., Class A	(284)	(9,806)
Walt Disney Co. (The)	(86)	(9,246)
		(37,430)

Investments	Number of Shares	Value
Metals & Mining – (0.9)%
Freeport-McMoRan, Inc.*	(472)	$(8,949)
Newmont Mining Corp.	(236)	(8,855)
		(17,804)
Multiline Retail – (0.5)%
Target Corp.	(148)	(9,657)
Multi-Utilities – (1.3)%
Consolidated Edison, Inc.	(102)	(8,665)
Dominion Energy, Inc.	(114)	(9,241)
Sempra Energy	(80)	(8,553)
		(26,459)
Oil, Gas & Consumable Fuels – (4.1)%
Chevron Corp.	(78)	(9,765)
ConocoPhillips	(162)	(8,892)
EOG Resources, Inc.	(82)	(8,849)
Exxon Mobil Corp.	(114)	(9,535)
Kinder Morgan, Inc.	(490)	(8,854)
Marathon Petroleum Corp.	(150)	(9,897)
Occidental Petroleum Corp.	(122)	(8,986)
Phillips 66	(88)	(8,901)
Valero Energy Corp.	(104)	(9,559)
		(83,238)
Personal Products – (0.5)%
Estee Lauder Cos., Inc. (The), Class A	(72)	(9,161)
Pharmaceuticals – (2.7)%
Allergan plc	(52)	(8,506)
Bristol-Myers Squibb Co.	(150)	(9,192)
Eli Lilly & Co.	(116)	(9,797)
Johnson & Johnson	(64)	(8,942)
Merck & Co., Inc.	(164)	(9,228)
Pfizer, Inc.	(248)	(8,983)
		(54,648)
Road & Rail – (1.4)%
CSX Corp.	(172)	(9,462)
Norfolk Southern Corp.	(64)	(9,273)
Union Pacific Corp.	(70)	(9,387)
		(28,122)
Semiconductors & Semiconductor Equipment – (3.9)%
Analog Devices, Inc.	(108)	(9,615)
Applied Materials, Inc.	(176)	(8,997)
Broadcom Ltd.	(34)	(8,735)
Intel Corp.	(198)	(9,140)
Lam Research Corp.	(44)	(8,099)
Micron Technology, Inc.*	(204)	(8,388)
NVIDIA Corp.	(44)	(8,514)
QUALCOMM, Inc.	(134)	(8,579)
Texas Instruments, Inc.	(94)	(9,817)
		(79,884)

See accompanying notes to the financial statements.

FQF Trust
AGFiQ U.S. Neutral Size Fund
Schedule of Investments
December 31, 2017 (Unaudited)

Investments	Number of Shares	Value
Software – (3.1)%
Activision Blizzard, Inc.	(138)	$(8,738)
Adobe Systems, Inc.*	(52)	(9,112)
Electronic Arts, Inc.*	(78)	(8,195)
Intuit, Inc.	(58)	(9,151)
Micro Focus International plc, ADR*	(1)	(32)
Microsoft Corp.	(108)	(9,238)
Oracle Corp.	(184)	(8,700)
salesforce.com, Inc.*	(94)	(9,610)
		(62,776)
Specialty Retail – (1.4)%
Home Depot, Inc. (The)	(48)	(9,098)
Lowe’s Cos., Inc.	(96)	(8,922)
TJX Cos., Inc. (The)	(124)	(9,481)
		(27,501)
Technology Hardware, Storage & Peripherals – (1.3)%
Apple, Inc.	(54)	(9,139)
HP, Inc.	(416)	(8,740)
Western Digital Corp.	(108)	(8,589)
		(26,468)
Textiles, Apparel & Luxury Goods – (0.5)%
NIKE, Inc., Class B	(148)	(9,257)

Investments	Number of Shares	Value
Tobacco – (0.9)%
Altria Group, Inc.	(124)	$(8,855)
Philip Morris International, Inc.	(86)	(9,086)
		(17,941)
Total Common Stocks (Proceeds $(1,522,549))		(1,822,904)
Total Short Positions (Proceeds $(1,522,549))		(1,822,904)
Total Investments — (0.9)% (Cost $82,996)		(17,712)
Other Assets Less Liabilities — 100.9%		2,041,244
Net Assets — 100.0%		$2,023,532
*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $857,835.

Abbreviations
ADR	American Depositary Receipt

As of December 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative contracts, if any) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$204,616
Aggregate gross unrealized depreciation	(544,394)
Net unrealized depreciation	$(339,778)
Federal income tax cost of investments (including derivative contracts, if any)	$318,846

See accompanying notes to the financial statements.

FQF Trust
AGFiQ U.S. Neutral Size Fund
Schedule of Investments
December 31, 2017 (Unaudited)

OTC Total return swap contracts outstanding as of December 31, 2017

Notional Amount	Value	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument(3)	Unrealized Appreciation/ (Depreciation)(4)	Cash Collateral (Received) Pledged		Net Amount(5)
217,783 USD	$228,581	10/3/2019	Morgan Stanley	1.86%	Dow Jones U.S. Thematic Long Size Total Return Index(6)	$10,798	—		$10,798
	228,581					10,798			10,798
(220,814) USD	(234,832)	10/3/2019	Morgan Stanley	(1.16)%	Dow Jones U.S. Thematic Short Size Total Return Index(7)	(14,018)	$10,000	(8)	(4,018)
	(234,832)					(14,018)			(4,018)
	$(6,251)					$(3,220)			$6,780
(1)	Agreements may be terminated at will by either party without penalty.
(2)	Reflects the floating financing rate, as of December 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. Payments may be made at the conclusion of the agreement or periodically during its term.
(3)	The 50 largest components of the referenced underlying Swap Index can be found at http://www.agfiq.com/agfiq/agfiqweb/us/en/resources/regulatory-material/index.jsp
(4)	The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at year end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statement of Assets and Liabilities.
(5)	Represents the “uncollateralized” amount due from or (to) the counterparty at year end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from the counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
(6)	The Dow Jones U.S. Thematic Long Size Total Return Index (DJTLSST) is designed to measure the performance of 200 companies ranked as the smallest in size. Size is determined by float-adjusted market capitalization at each rebalance. Dividends are reinvested.
(7)	The Dow Jones U.S. Thematic Short Size Total Return Index (DJTSSST) is designed to measure the performance of 200 companies ranked as the largest in size. Size is determined by float-adjusted market capitalization at each rebalance. Dividends are reinvested.
(8)	Reflects all or a portion of the amount disclosed on the Statement of Assets and Liabilities as “Segregated cash balance with custodian for swap agreements.” Under U.S. Generally Accepted Accounting Principles (“GAAP”), the amount disclosed under this caption may not exceed the amount of the liability being collateralized for the benefit of the counterparty.

Abbreviations
USD	US Dollar

See accompanying notes to the financial statements.

FQF Trust
AGFiQ U.S. Market Neutral Anti-Beta Fund
Schedule of Investments
December 31, 2017 (Unaudited)

Investments	Number of Shares	Value
Long Positions – 87.3%
Common Stocks – 87.3%
Aerospace & Defense – 1.8%
BWX Technologies, Inc.(a)	621	$37,564
Lockheed Martin Corp.	117	37,563
Northrop Grumman Corp.	126	38,670
Raytheon Co.	198	37,194
		150,991
Beverages – 1.7%
Brown-Forman Corp., Class B(a)	549	37,700
Constellation Brands, Inc., Class A	162	37,028
Dr Pepper Snapple Group, Inc.(a)	387	37,562
PepsiCo, Inc.	315	37,775
		150,065
Biotechnology – 0.9%
Ligand Pharmaceuticals, Inc.*	279	38,203
Neurocrine Biosciences, Inc.*	486	37,709
		75,912
Building Products – 1.3%
Fortune Brands Home & Security, Inc.	549	37,574
Lennox International, Inc.	180	37,487
Owens Corning	414	38,063
		113,124
Capital Markets – 0.4%
Cboe Global Markets, Inc.(a)	306	38,125
Chemicals – 2.6%
Axalta Coating Systems Ltd.*	1,170	37,861
FMC Corp.(a)	396	37,486
International Flavors & Fragrances, Inc.(a)	243	37,084
Praxair, Inc.	243	37,587
Scotts Miracle-Gro Co. (The)	351	37,554
Valvoline, Inc.	1,503	37,665
		225,237
Commercial Services & Supplies – 0.9%
Republic Services, Inc.	558	37,726
Waste Management, Inc.	432	37,282
		75,008
Communications Equipment – 0.9%
CommScope Holding Co., Inc.*(a)	990	37,452
F5 Networks, Inc.*(a)	288	37,791
		75,243
Construction Materials – 0.4%
Summit Materials, Inc., Class A*	1,197	37,634

Investments	Number of Shares	Value
Containers & Packaging – 0.9%
AptarGroup, Inc.(a)	432	$37,273
Bemis Co., Inc.(a)	792	37,850
		75,123
Diversified Consumer Services – 0.9%
H&R Block, Inc.(a)	1,449	37,993
ServiceMaster Global Holdings, Inc.*	738	37,837
		75,830
Diversified Telecommunication Services – 0.9%
AT&T, Inc.	963	37,441
Zayo Group Holdings, Inc.*	1,026	37,757
		75,198
Electric Utilities – 1.8%
Eversource Energy	594	37,529
PPL Corp.	1,224	37,883
Westar Energy, Inc.	711	37,541
Xcel Energy, Inc.	783	37,670
		150,623
Electronic Equipment, Instruments & Components – 0.9%
Amphenol Corp., Class A(a)	432	37,930
IPG Photonics Corp.*	180	38,543
		76,473
Energy Equipment & Services – 0.4%
Schlumberger Ltd.	558	37,604
Equity Real Estate Investment Trusts (REITs) – 19.7%
American Campus Communities, Inc.(a)	918	37,666
American Homes 4 Rent, Class A(a)	1,737	37,936
American Tower Corp.(a)	261	37,237
Apartment Investment & Management Co., Class A(a)	855	37,372
Apple Hospitality REIT, Inc.(a)	1,944	38,122
AvalonBay Communities, Inc.(a)	216	38,537
Brixmor Property Group, Inc.(a)	2,025	37,787
Camden Property Trust(a)	414	38,113
Crown Castle International Corp.(a)	342	37,965
CubeSmart(a)	1,305	37,741
DCT Industrial Trust, Inc.(a)	639	37,560
DDR Corp.(a)	4,212	37,740
Douglas Emmett, Inc.(a)	918	37,693
Duke Realty Corp.(a)	1,386	37,713
Education Realty Trust, Inc.(a)	1,080	37,714
EPR Properties(a)	576	37,705
Equity Commonwealth*(a)	1,242	37,893
Equity Residential(a)	594	37,879
Essex Property Trust, Inc.(a)	153	36,930
Extra Space Storage, Inc.	432	37,778
Federal Realty Investment Trust(a)	288	38,249

See accompanying notes to the financial statements.

FQF Trust
AGFiQ U.S. Market Neutral Anti-Beta Fund
Schedule of Investments
December 31, 2017 (Unaudited)

Investments	Number of Shares	Value
Forest City Realty Trust, Inc., Class A	1,575	$37,958
Healthcare Realty Trust, Inc.(a)	1,179	37,869
Healthcare Trust of America, Inc., Class A(a)	1,260	37,850
Kimco Realty Corp.	2,079	37,734
Liberty Property Trust	873	37,548
Life Storage, Inc.	423	37,677
Medical Properties Trust, Inc.	2,736	37,702
Mid-America Apartment Communities, Inc.	378	38,012
National Health Investors, Inc.	495	37,313
National Retail Properties, Inc.	873	37,652
Omega Healthcare Investors, Inc.	1,359	37,427
Prologis, Inc.	585	37,738
Public Storage	180	37,620
Realty Income Corp.	657	37,462
Regency Centers Corp.	540	37,357
Retail Properties of America, Inc., Class A	2,808	37,740
SBA Communications Corp.*	234	38,226
Senior Housing Properties Trust	1,980	37,917
Spirit Realty Capital, Inc.	4,401	37,761
STORE Capital Corp.	1,449	37,732
UDR, Inc.	981	37,788
Ventas, Inc.	630	37,806
Weingarten Realty Investors	1,143	37,570
Welltower, Inc.(a)	594	37,879
		1,698,668
Food & Staples Retailing – 1.3%
Casey’s General Stores, Inc.(a)	333	37,276
Sprouts Farmers Market, Inc.*	1,539	37,475
Wal-Mart Stores, Inc.	378	37,327
		112,078
Food Products – 4.8%
Campbell Soup Co.(a)	783	37,670
Conagra Brands, Inc.(a)	1,008	37,971
Flowers Foods, Inc.	1,944	37,539
General Mills, Inc.(a)	639	37,886
Hain Celestial Group, Inc. (The)*(a)	891	37,769
Hershey Co. (The)(a)	333	37,799
Hormel Foods Corp.(a)	1,035	37,664
Kellogg Co.	558	37,933
McCormick & Co., Inc. (Non-Voting)	369	37,605
Mondelez International, Inc., Class A	882	37,749
Post Holdings, Inc.*	477	37,793
		415,378
Health Care Equipment & Supplies – 3.9%
Baxter International, Inc.(a)	585	37,814
Becton Dickinson and Co.(a)	180	38,531
Boston Scientific Corp.*	1,512	37,483
Cooper Cos., Inc. (The)(a)	171	37,258

Investments	Number of Shares	Value
DexCom, Inc.*(a)	657	$37,705
Haemonetics Corp.*(a)	648	37,636
Intuitive Surgical, Inc.*(a)	99	36,129
Medtronic plc	468	37,791
Teleflex, Inc.	153	38,069
		338,416
Health Care Providers & Services – 0.9%
Express Scripts Holding Co.*(a)	504	37,619
Laboratory Corp. of America Holdings*	234	37,325
		74,944
Hotels, Restaurants & Leisure – 1.3%
Hilton Worldwide Holdings, Inc.(a)	468	37,374
Jack in the Box, Inc.	387	37,969
McDonald’s Corp.	216	37,178
		112,521
Household Durables – 0.4%
Garmin Ltd.(a)	630	37,529
Household Products – 0.9%
Colgate-Palmolive Co.(a)	504	38,027
Procter & Gamble Co. (The)	414	38,038
		76,065
Independent Power and Renewable Electricity Producers – 0.4%
Vistra Energy Corp.*	2,052	37,593
Insurance – 0.4%
Athene Holding Ltd., Class A*(a)	729	37,697
Internet & Direct Marketing Retail – 0.9%
Liberty Interactive Corp. QVC Group, Class A*	1,521	37,143
TripAdvisor, Inc.*	1,098	37,837
		74,980
Internet Software & Services – 1.7%
CoStar Group, Inc.*	126	37,416
GrubHub, Inc.*	522	37,480
LogMeIn, Inc.	324	37,098
VeriSign, Inc.*	324	37,078
		149,072
IT Services – 5.7%
Amdocs Ltd.(a)	576	37,716
Automatic Data Processing, Inc.(a)	324	37,970
Broadridge Financial Solutions, Inc.(a)	414	37,500
Conduent, Inc.*(a)	2,331	37,669
CoreLogic, Inc.*(a)	810	37,430
CSRA, Inc.(a)	1,251	37,430
EPAM Systems, Inc.*	351	37,708

See accompanying notes to the financial statements.

FQF Trust
AGFiQ U.S. Market Neutral Anti-Beta Fund
Schedule of Investments
December 31, 2017 (Unaudited)

Investments	Number of Shares	Value
Fidelity National Information Services, Inc.(a)	396	$37,260
Gartner, Inc.*(a)	306	37,684
Genpact Ltd.(a)	1,179	37,421
International Business Machines Corp.(a)	243	37,281
Vantiv, Inc., Class A*	513	37,731
WEX, Inc.*	270	38,132
		488,932
Life Sciences Tools & Services – 0.4%
PRA Health Sciences, Inc.*	414	37,703
Machinery – 1.7%
Deere & Co.(a)	243	38,032
Dover Corp.(a)	369	37,265
Fortive Corp.(a)	522	37,767
Xylem, Inc.	549	37,442
		150,506
Media – 2.2%
Cable One, Inc.(a)	54	37,981
Charter Communications, Inc., Class A*	108	36,284
Liberty Broadband Corp., Class C*	441	37,555
Madison Square Garden Co. (The), Class A*	180	37,953
Omnicom Group, Inc.	513	37,362
		187,135
Metals & Mining – 0.9%
Newmont Mining Corp.	1,008	37,820
Royal Gold, Inc.	459	37,693
		75,513
Mortgage Real Estate Investment Trusts (REITs) – 1.3%
AGNC Investment Corp.(a)	1,863	37,614
Blackstone Mortgage Trust, Inc., Class A(a)	1,161	37,361
Starwood Property Trust, Inc.	1,764	37,661
		112,636
Multi-Utilities – 1.7%
Ameren Corp.(a)	639	37,695
CMS Energy Corp.	801	37,887
Consolidated Edison, Inc.(a)	441	37,463
Public Service Enterprise Group, Inc.	729	37,543
		150,588
Oil, Gas & Consumable Fuels – 3.9%
Cabot Oil & Gas Corp.(a)	1,314	37,580
Chevron Corp.(a)	297	37,181
Continental Resources, Inc.*(a)	711	37,662
EQT Corp.	657	37,396
Exxon Mobil Corp.	450	37,638
Occidental Petroleum Corp.	513	37,788

Investments	Number of Shares	Value
ONEOK, Inc.	702	$37,522
PBF Energy, Inc., Class A	1,062	37,648
Southwestern Energy Co.*	6,696	37,364
		337,779
Pharmaceuticals – 2.2%
Eli Lilly & Co.	450	38,007
Johnson & Johnson	270	37,724
Nektar Therapeutics*	630	37,624
Perrigo Co. plc	432	37,653
Zoetis, Inc.	522	37,605
		188,613
Professional Services – 2.6%
Equifax, Inc.(a)	315	37,145
IHS Markit Ltd.*(a)	846	38,197
ManpowerGroup, Inc.	297	37,455
Robert Half International, Inc.	675	37,489
TransUnion*	684	37,592
Verisk Analytics, Inc.*	396	38,016
		225,894
Road & Rail – 0.9%
JB Hunt Transport Services, Inc.	324	37,254
Kansas City Southern	360	37,879
		75,133
Semiconductors & Semiconductor Equipment – 0.9%
Qorvo, Inc.*	558	37,163
QUALCOMM, Inc.	585	37,451
		74,614
Software – 3.1%
ANSYS, Inc.*(a)	252	37,193
Autodesk, Inc.*	360	37,739
Cadence Design Systems, Inc.*(a)	900	37,638
CDK Global, Inc.(a)	522	37,208
Guidewire Software, Inc.*	513	38,095
Oracle Corp.	792	37,446
Tyler Technologies, Inc.*	216	38,243
		263,562
Specialty Retail – 3.9%
Five Below, Inc.*(a)	567	37,603
Home Depot, Inc. (The)(a)	198	37,527
Lowe’s Cos., Inc.	405	37,641
Murphy USA, Inc.*	468	37,608
Ross Stores, Inc.	468	37,557
Signet Jewelers Ltd.	657	37,153
Tiffany & Co.	360	37,422
TJX Cos., Inc. (The)	495	37,848
Ulta Beauty, Inc.*	171	38,246
		338,605

See accompanying notes to the financial statements.

FQF Trust
AGFiQ U.S. Market Neutral Anti-Beta Fund
Schedule of Investments
December 31, 2017 (Unaudited)

Investments	Number of Shares	Value
Technology Hardware, Storage & Peripherals – 0.9%
Apple, Inc.(a)	225	$38,077
Xerox Corp.	1,296	37,778
		75,855
Textiles, Apparel & Luxury Goods – 0.4%
Michael Kors Holdings Ltd.*	603	37,959
Trading Companies & Distributors – 0.9%
Watsco, Inc.	216	36,729
WW Grainger, Inc.(a)	162	38,272
		75,001
Transportation Infrastructure – 0.4%
Macquarie Infrastructure Corp.	585	37,557
Total Common Stocks (Cost $7,055,829)		7,530,716
Total Long Positions (Cost $7,055,829)		7,530,716
Short Positions – (85.4)%
Common Stocks – (85.4)%
Aerospace & Defense – (0.9)%
Arconic, Inc.	(1,350)	(36,787)
TransDigm Group, Inc.	(135)	(37,074)
		(73,861)
Air Freight & Logistics – (0.8)%
FedEx Corp.	(144)	(35,934)
XPO Logistics, Inc.*	(405)	(37,094)
		(73,028)
Airlines – (0.9)%
American Airlines Group, Inc.	(711)	(36,993)
Delta Air Lines, Inc.	(657)	(36,792)
		(73,785)
Auto Components – (3.0)%
Aptiv plc	(432)	(36,647)
Autoliv, Inc.	(288)	(36,599)
BorgWarner, Inc.	(720)	(36,785)
Dana, Inc.	(1,152)	(36,875)
Goodyear Tire & Rubber Co. (The)	(1,143)	(36,930)
Lear Corp.	(207)	(36,569)
Tenneco, Inc.	(630)	(36,880)
		(257,285)
Automobiles – (1.7)%
Ford Motor Co.	(2,952)	(36,870)
General Motors Co.	(900)	(36,891)
Tesla, Inc.*	(117)	(36,428)
Thor Industries, Inc.	(243)	(36,625)
		(146,814)

Investments	Number of Shares	Value
Banks – (12.8)%
Associated Banc-Corp.	(1,440)	$(36,576)
Bank of America Corp.	(1,251)	(36,930)
Bank of the Ozarks, Inc.	(765)	(37,064)
BankUnited, Inc.	(909)	(37,014)
Cathay General Bancorp	(873)	(36,814)
Citizens Financial Group, Inc.	(882)	(37,026)
Comerica, Inc.	(423)	(36,721)
Commerce Bancshares, Inc.	(657)	(36,687)
Cullen/Frost Bankers, Inc.	(387)	(36,630)
East West Bancorp, Inc.	(603)	(36,680)
First Financial Bankshares, Inc.	(819)	(36,896)
First Horizon National Corp.	(1,845)	(36,882)
Fulton Financial Corp.	(2,052)	(36,731)
Glacier Bancorp, Inc.	(936)	(36,869)
Hancock Holding Co.	(747)	(36,976)
Home BancShares, Inc.	(1,584)	(36,828)
MB Financial, Inc.	(828)	(36,863)
PacWest Bancorp	(738)	(37,195)
Pinnacle Financial Partners, Inc.	(558)	(36,995)
Popular, Inc.	(1,035)	(36,732)
Prosperity Bancshares, Inc.	(522)	(36,577)
Regions Financial Corp.	(2,133)	(36,858)
Sterling Bancorp	(1,503)	(36,974)
SVB Financial Group*	(162)	(37,871)
TCF Financial Corp.	(1,809)	(37,084)
Texas Capital Bancshares, Inc.*	(414)	(36,805)
United Bankshares, Inc.	(1,053)	(36,592)
Webster Financial Corp.	(657)	(36,897)
Western Alliance Bancorp*	(648)	(36,690)
Zions Bancorp	(729)	(37,055)
		(1,106,512)
Biotechnology – (6.0)%
ACADIA Pharmaceuticals, Inc.*	(1,233)	(37,126)
Alexion Pharmaceuticals, Inc.*	(306)	(36,595)
Alnylam Pharmaceuticals, Inc.*	(288)	(36,590)
BioMarin Pharmaceutical, Inc.*	(414)	(36,916)
Bluebird Bio, Inc.*	(207)	(36,867)
Exact Sciences Corp.*	(693)	(36,410)
Exelixis, Inc.*	(1,215)	(36,936)
Ionis Pharmaceuticals, Inc.*	(729)	(36,669)
Juno Therapeutics, Inc.*	(801)	(36,614)
Portola Pharmaceuticals, Inc.*	(765)	(37,240)
Seattle Genetics, Inc.*	(684)	(36,594)
TESARO, Inc.*	(450)	(37,291)
United Therapeutics Corp.*	(252)	(37,283)
Vertex Pharmaceuticals, Inc.*	(243)	(36,416)
		(515,547)

See accompanying notes to the financial statements.

FQF Trust
AGFiQ U.S. Market Neutral Anti-Beta Fund
Schedule of Investments
December 31, 2017 (Unaudited)

Investments	Number of Shares	Value
Building Products – (0.4)%
Masco Corp.	(837)	$(36,778)
Capital Markets – (6.0)%
Ameriprise Financial, Inc.	(216)	(36,606)
BGC Partners, Inc., Class A	(2,439)	(36,853)
Charles Schwab Corp. (The)	(720)	(36,986)
E*TRADE Financial Corp.*	(747)	(37,029)
Eaton Vance Corp.	(657)	(37,048)
Franklin Resources, Inc.	(855)	(37,047)
Goldman Sachs Group, Inc. (The)	(144)	(36,685)
Invesco Ltd.	(1,017)	(37,161)
LPL Financial Holdings, Inc.	(648)	(37,027)
MarketAxess Holdings, Inc.	(180)	(36,315)
Morgan Stanley	(702)	(36,834)
Raymond James Financial, Inc.	(414)	(36,970)
Stifel Financial Corp.	(621)	(36,987)
TD Ameritrade Holding Corp.	(720)	(36,814)
		(516,362)
Chemicals – (1.3)%
Albemarle Corp.	(288)	(36,832)
Ashland Global Holdings, Inc.	(513)	(36,526)
Chemours Co. (The)	(738)	(36,944)
		(110,302)
Commercial Services & Supplies – (0.9)%
MSA Safety, Inc.	(477)	(36,977)
Stericycle, Inc.*	(540)	(36,715)
		(73,692)
Communications Equipment – (2.1)%
Ciena Corp.*	(1,755)	(36,732)
Juniper Networks, Inc.	(1,296)	(36,936)
Lumentum Holdings, Inc.*	(756)	(36,968)
NetScout Systems, Inc.*	(1,206)	(36,723)
ViaSat, Inc.*	(495)	(37,051)
		(184,410)
Construction & Engineering – (1.3)%
AECOM*	(990)	(36,778)
Fluor Corp.	(711)	(36,723)
MasTec, Inc.*	(747)	(36,566)
		(110,067)
Consumer Finance – (0.4)%
Ally Financial, Inc.	(1,269)	(37,004)
Containers & Packaging – (0.9)%
Owens-Illinois, Inc.*	(1,656)	(36,713)
WestRock Co.	(585)	(36,978)
		(73,691)

Investments	Number of Shares	Value
Distributors – (0.4)%
LKQ Corp.*	(900)	$(36,603)
Diversified Financial Services – (0.4)%
Voya Financial, Inc.	(747)	(36,954)
Diversified Telecommunication Services – (0.4)%
CenturyLink, Inc.	(2,205)	(36,780)
Electrical Equipment – (0.4)%
EnerSys	(531)	(36,974)
Electronic Equipment, Instruments & Components – (2.6)%
Arrow Electronics, Inc.*	(459)	(36,908)
Belden, Inc.	(477)	(36,810)
CDW Corp.	(531)	(36,899)
Dolby Laboratories, Inc., Class A	(594)	(36,828)
Universal Display Corp.	(216)	(37,293)
Zebra Technologies Corp., Class A*	(351)	(36,434)
		(221,172)
Energy Equipment & Services – (1.7)%
National Oilwell Varco, Inc.	(1,026)	(36,956)
Patterson-UTI Energy, Inc.	(1,620)	(37,276)
Transocean Ltd.*	(3,438)	(36,718)
Weatherford International plc*	(8,874)	(37,005)
		(147,955)
Gas Utilities – (1.3)%
National Fuel Gas Co.	(675)	(37,064)
New Jersey Resources Corp.	(918)	(36,904)
Southwest Gas Holdings, Inc.	(459)	(36,940)
		(110,908)
Health Care Equipment & Supplies – (0.4)%
DENTSPLY SIRONA, Inc.	(558)	(36,733)
Health Care Providers & Services – (0.4)%
DaVita, Inc.*	(513)	(37,064)
Health Care Technology – (0.4)%
Medidata Solutions, Inc.*	(576)	(36,501)
Hotels, Restaurants & Leisure – (2.6)%
Domino’s Pizza, Inc.	(198)	(37,414)
Marriott Vacations Worldwide Corp.	(270)	(36,507)
MGM Resorts International	(1,107)	(36,963)
Norwegian Cruise Line Holdings Ltd.*	(693)	(36,902)
Royal Caribbean Cruises Ltd.	(306)	(36,500)
Wyndham Worldwide Corp.	(315)	(36,499)
		(220,785)
Household Durables – (0.4)%
Tempur Sealy International, Inc.*	(585)	(36,674)

See accompanying notes to the financial statements.

FQF Trust
AGFiQ U.S. Market Neutral Anti-Beta Fund
Schedule of Investments
December 31, 2017 (Unaudited)

Investments	Number of Shares	Value
Independent Power and Renewable Electricity Producers – (0.9)%
AES Corp.	(3,420)	$(37,038)
NRG Energy, Inc.	(1,287)	(36,654)
		(73,692)
Insurance – (0.4)%
Lincoln National Corp.	(477)	(36,667)
Internet & Direct Marketing Retail – (1.3)%
Amazon.com, Inc.*	(36)	(42,101)
Netflix, Inc.*	(189)	(36,281)
Priceline Group, Inc. (The)*	(18)	(31,279)
		(109,661)
Internet Software & Services – (1.3)%
Alphabet, Inc., Class C*	(36)	(37,671)
Twitter, Inc.*	(1,539)	(36,951)
Zillow Group, Inc., Class C*	(900)	(36,828)
		(111,450)
IT Services – (2.1)%
Alliance Data Systems Corp.	(144)	(36,501)
First Data Corp., Class A*	(2,205)	(36,846)
Sabre Corp.	(1,800)	(36,900)
Science Applications International Corp.	(477)	(36,524)
Square, Inc., Class A*	(1,062)	(36,819)
		(183,590)
Leisure Products – (0.9)%
Brunswick Corp.	(666)	(36,777)
Hasbro, Inc.	(405)	(36,810)
		(73,587)
Machinery – (5.6)%
AGCO Corp.	(513)	(36,644)
Allison Transmission Holdings, Inc.	(855)	(36,825)
Barnes Group, Inc.	(585)	(37,013)
Colfax Corp.*	(936)	(37,084)
Flowserve Corp.	(873)	(36,779)
ITT, Inc.	(693)	(36,985)
Kennametal, Inc.	(756)	(36,598)
Middleby Corp. (The)*	(270)	(36,437)
PACCAR, Inc.	(522)	(37,104)
Parker-Hannifin Corp.	(189)	(37,721)
Terex Corp.	(756)	(36,454)
Timken Co. (The)	(747)	(36,715)
Trinity Industries, Inc.	(981)	(36,748)
		(479,107)
Media – (2.6)%
Cinemark Holdings, Inc.	(1,062)	(36,979)
Discovery Communications, Inc., Class C*	(1,737)	(36,772)

Investments	Number of Shares	Value
Liberty Global plc, Class C*	(1,098)	$(37,156)
Liberty Global plc LiLAC, Class C*	(1,854)	(36,876)
Liberty Media Corp.-Liberty Formula One, Class C*	(1,080)	(36,893)
Sinclair Broadcast Group, Inc., Class A	(981)	(37,131)
		(221,807)
Metals & Mining – (2.1)%
Alcoa Corp.*	(684)	(36,847)
Allegheny Technologies, Inc.*	(1,530)	(36,934)
Nucor Corp.	(585)	(37,195)
Steel Dynamics, Inc.	(855)	(36,876)
United States Steel Corp.	(1,053)	(37,055)
		(184,907)
Multiline Retail – (0.4)%
Macy’s, Inc.	(1,458)	(36,727)
Multi-Utilities – (0.9)%
Black Hills Corp.	(612)	(36,787)
CenterPoint Energy, Inc.	(1,305)	(37,010)
		(73,797)
Oil, Gas & Consumable Fuels – (2.1)%
Devon Energy Corp.	(891)	(36,887)
Marathon Petroleum Corp.	(558)	(36,817)
Newfield Exploration Co.*	(1,170)	(36,890)
Parsley Energy, Inc., Class A*	(1,251)	(36,830)
PDC Energy, Inc.*	(711)	(36,645)
		(184,069)
Paper & Forest Products – (0.4)%
Louisiana-Pacific Corp.*	(1,404)	(36,869)
Personal Products – (0.4)%
Herbalife Ltd.*	(549)	(37,178)
Pharmaceuticals – (1.3)%
Catalent, Inc.*	(891)	(36,602)
Mallinckrodt plc*	(1,620)	(36,547)
Mylan NV*	(873)	(36,937)
		(110,086)
Real Estate Management & Development – (1.3)%
CBRE Group, Inc., Class A*	(855)	(37,030)
Jones Lang LaSalle, Inc.	(243)	(36,190)
Realogy Holdings Corp.	(1,395)	(36,968)
		(110,188)
Road & Rail – (0.4)%
Avis Budget Group, Inc.*	(837)	(36,728)
Semiconductors & Semiconductor Equipment – (2.6)%
Entegris, Inc.	(1,215)	(36,997)
First Solar, Inc.*	(549)	(37,068)

See accompanying notes to the financial statements.

FQF Trust
AGFiQ U.S. Market Neutral Anti-Beta Fund
Schedule of Investments
December 31, 2017 (Unaudited)

Investments	Number of Shares	Value
Integrated Device Technology, Inc.*	(1,233)	$(36,657)
MKS Instruments, Inc.	(387)	(36,572)
Teradyne, Inc.	(882)	(36,929)
Versum Materials, Inc.	(963)	(36,450)
		(220,673)
Software – (2.1)%
ACI Worldwide, Inc.*	(1,620)	(36,725)
Nuance Communications, Inc.*	(2,259)	(36,935)
Proofpoint, Inc.*	(414)	(36,767)
ServiceNow, Inc.*	(279)	(36,379)
Splunk, Inc.*	(450)	(37,278)
		(184,084)
Specialty Retail – (2.1)%
American Eagle Outfitters, Inc.	(1,953)	(36,716)
Foot Locker, Inc.	(783)	(36,707)
Gap, Inc. (The)	(1,080)	(36,785)
L Brands, Inc.	(612)	(36,855)
Lithia Motors, Inc., Class A	(324)	(36,803)
		(183,866)
Technology Hardware, Storage & Peripherals – (0.8)%
NCR Corp.*	(1,080)	(36,709)
NetApp, Inc.	(666)	(36,843)
		(73,552)
Textiles, Apparel & Luxury Goods – (0.4)%
Under Armour, Inc., Class C*	(2,691)	(35,844)

Investments	Number of Shares	Value
Trading Companies & Distributors – (0.9)%
Air Lease Corp.	(765)	$(36,789)
Univar, Inc.*	(1,188)	(36,780)
		(73,569)
Water Utilities – (0.9)%
American Water Works Co., Inc.	(405)	(37,054)
Aqua America, Inc.	(945)	(37,072)
		(74,126)
Wireless Telecommunication Services – (0.4)%
Sprint Corp.*	(6,246)	(36,789)
Total Common Stocks (Proceeds $(7,066,334))		(7,366,854)
Total Short Positions (Proceeds $(7,066,334))		(7,366,854)
Total Investments — 1.9% (Cost $(10,505))		163,862
Other Assets Less Liabilities — 98.1%		8,464,254
Net Assets — 100.0%		$8,628,116
*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $3,087,014.

As of December 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative contracts, if any) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$547,112
Aggregate gross unrealized depreciation	(961,623)
Net unrealized depreciation	$(414,511)
Federal income tax cost of investments (including derivative contracts, if any)	$565,697

See accompanying notes to the financial statements.

FQF Trust
AGFiQ U.S. Market Neutral Anti-Beta Fund
Schedule of Investments
December 31, 2017 (Unaudited)

OTC Total return swap contracts outstanding as of December 31, 2017

Notional Amount	Value	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Underlying Instrument(3)	Unrealized Appreciation/ (Depreciation)(4)	Cash Collateral (Received) Pledged		Net Amount(5)
1,001,524 USD	$1,060,354	10/3/2019	Morgan Stanley	1.91%	Dow Jones U.S. Low Beta Total Return Index(6)	$58,830	—		$58,830
	1,060,354					58,830			58,830
(1,135,915) USD	(1,207,421)	10/3/2019	Morgan Stanley	(1.16)%	Dow Jones U.S. High Beta Total Return Index(7)	(71,506)	$71,506	(8)	—
	(1,207,421)					(71,506)			—
	$(147,067)					$(12,676)			$58,830
(1)	Agreements may be terminated at will by either party without penalty.
(2)	Reflects the floating financing rate, as of December 31, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. Payments may be made at the conclusion of the agreement or periodically during its term.
(3)	The 50 largest components of the referenced underlying Swap Index can be found at http://www.agfiq.com/agfiq/agfiqweb/us/en/resources/regulatory-material/index.jsp
(4)	The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at year end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statement of Assets and Liabilities.
(5)	Represents the “uncollateralized” amount due from or (to) the counterparty at year end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from the counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
(6)	The Dow Jones U.S. Low Beta Total Return Index (DJTLABT) is designed to measure the performance of 200 companies ranked as having the lowest beta. Beta is calculated using weekly returns for the previous 52 weeks. Dividends are reinvested.
(7)	The Dow Jones U.S. High Beta Total Return Index (DJTSABT) is designed to measure the performance of 200 companies ranked as having the highest beta. Beta is calculated using weekly returns for the previous 52 weeks. Dividends are reinvested.
(8)	Reflects all or a portion of the amount disclosed on the Statement of Assets and Liabilities as “Segregated cash balance with custodian for swap agreements.” Under GAAP, the amount disclosed under this caption may not exceed the amount of the liability being collateralized for the benefit of the counterparty.

Abbreviations
USD	US Dollar

See accompanying notes to the financial statements.

FQF Trust
AGFiQ Hedged Dividend Income Fund
Schedule of Investments
December 31, 2017 (Unaudited)

Investments	Number of Shares	Value
Long Positions – 97.9%
Common Stocks – 84.2%
Automobiles – 1.0%
Ford Motor Co.	7,776	$97,122
Banks – 3.9%
FNB Corp.	6,984	96,519
PacWest Bancorp	1,928	97,171
People’s United Financial, Inc.	5,184	96,941
Umpqua Holdings Corp.	4,632	96,346
		386,977
Beverages – 1.0%
Coca-Cola Co. (The)	2,120	97,266
Capital Markets – 1.9%
Ares Capital Corp.(a)	6,176	97,087
BGC Partners, Inc., Class A(a)	6,400	96,704
		193,791
Chemicals – 1.9%
CF Industries Holdings, Inc.(a)	2,280	96,991
DowDuPont, Inc.(a)	1,360	96,859
		193,850
Communications Equipment – 1.0%
Cisco Systems, Inc.(a)	2,528	96,822
Containers & Packaging – 1.0%
International Paper Co.	1,680	97,339
Diversified Consumer Services – 1.0%
H&R Block, Inc.	3,704	97,119
Diversified Telecommunication Services – 1.9%
AT&T, Inc.	2,496	97,044
Verizon Communications, Inc.	1,832	96,968
		194,012
Electric Utilities – 11.8%
American Electric Power Co., Inc.(a)	1,320	97,112
Duke Energy Corp.(a)	1,160	97,568
Edison International	1,536	97,137
Entergy Corp.(a)	1,192	97,017
Exelon Corp.(a)	2,472	97,421
FirstEnergy Corp.	3,176	97,249
Great Plains Energy, Inc.	3,016	97,236
Hawaiian Electric Industries, Inc.	2,680	96,882
OGE Energy Corp.	2,952	97,150
PG&E Corp.	2,176	97,550
PPL Corp.	3,144	97,307
Southern Co. (The)	2,024	97,334
		1,166,963

Investments	Number of Shares	Value
Equity Real Estate Investment Trusts (REITs) – 8.8%
Gaming and Leisure Properties, Inc.	2,640	$97,680
GEO Group, Inc. (The)	1	24
Hospitality Properties Trust	3,240	96,714
LaSalle Hotel Properties	3,448	96,785
Medical Properties Trust, Inc.	7,048	97,121
Omega Healthcare Investors, Inc.	3,512	96,721
Sabra Health Care REIT, Inc.	5,160	96,853
Senior Housing Properties Trust	5,056	96,822
Spirit Realty Capital, Inc.	11,360	97,469
VEREIT, Inc.	12,504	97,406
		873,595
Food Products – 3.9%
Archer-Daniels-Midland Co.	2,424	97,154
Flowers Foods, Inc.	5,016	96,859
General Mills, Inc.	1,632	96,761
Kellogg Co.	1,424	96,804
		387,578
Health Care Providers & Services – 1.0%
Cardinal Health, Inc.	1,584	97,052
Hotels, Restaurants & Leisure – 1.9%
Las Vegas Sands Corp.	1,400	97,286
Six Flags Entertainment Corp.	1,448	96,393
		193,679
Household Durables – 2.0%
Leggett & Platt, Inc.	2,032	96,987
Tupperware Brands Corp.	1,552	97,311
		194,298
Household Products – 2.0%
Kimberly-Clark Corp.	808	97,493
Procter & Gamble Co. (The)	1,056	97,026
		194,519
Independent Power and Renewable Electricity Producers – 1.0%
AES Corp.(a)	8,992	97,383
Insurance – 1.0%
Old Republic International Corp.	4,536	96,980
IT Services – 1.9%
International Business Machines Corp.	632	96,962
Western Union Co. (The)	5,104	97,027
		193,989
Media – 3.9%
Cinemark Holdings, Inc.(a)	2,800	97,496
Interpublic Group of Cos., Inc. (The)	4,800	96,768
Omnicom Group, Inc.	1,328	96,718
Regal Entertainment Group, Class A	4,232	97,379
		388,361

See accompanying notes to the financial statements.

FQF Trust
AGFiQ Hedged Dividend Income Fund
Schedule of Investments
December 31, 2017 (Unaudited)

Investments	Number of Shares	Value
Mortgage Real Estate Investment Trusts (REITs) – 5.9%
Annaly Capital Management, Inc.	8,160	$97,023
Blackstone Mortgage Trust, Inc., Class A	3,024	97,312
Chimera Investment Corp.(a)	5,264	97,279
MFA Financial, Inc.	12,256	97,068
New Residential Investment Corp.	5,432	97,124
Starwood Property Trust, Inc.	4,544	97,014
		582,820
Multiline Retail – 1.9%
Kohl’s Corp.	1,784	96,746
Target Corp.	1,488	97,092
		193,838
Multi-Utilities – 5.9%
Black Hills Corp.	1,616	97,138
CenterPoint Energy, Inc.(a)	3,424	97,105
Consolidated Edison, Inc.(a)	1,144	97,183
Dominion Energy, Inc.(a)	1,200	97,272
Public Service Enterprise Group, Inc.	1,888	97,232
WEC Energy Group, Inc.	1,464	97,253
		583,183
Oil, Gas & Consumable Fuels – 7.8%
Chevron Corp.(a)	776	97,148
Exxon Mobil Corp.	1,160	97,022
Occidental Petroleum Corp.	1,320	97,231
ONEOK, Inc.	1,816	97,065
PBF Energy, Inc., Class A	2,728	96,708
Tallgrass Energy GP LP	3,784	97,400
Targa Resources Corp.	2,008	97,227
Valero Energy Corp.	1,056	97,057
		776,858
Personal Products – 1.0%
Coty, Inc., Class A	4,880	97,063
Pharmaceuticals – 1.9%
Merck & Co., Inc.	1,720	96,784
Pfizer, Inc.	2,680	97,070
		193,854
Semiconductors & Semiconductor Equipment – 1.0%
QUALCOMM, Inc.	1,512	96,798
Software – 1.0%
CA, Inc.	2,912	96,911
Textiles, Apparel & Luxury Goods – 1.0%
Tapestry, Inc.	2,184	96,598
Tobacco – 2.0%
Altria Group, Inc.	1,360	97,118
Philip Morris International, Inc.	920	97,198
		194,316

Investments	Number of Shares	Value
Transportation Infrastructure – 1.0%
Macquarie Infrastructure Corp.	1,512	$97,070
Total Common Stocks (Cost $8,040,972)		8,348,004
Master Limited Partnerships – 13.7%
Capital Markets – 1.0%
Oaktree Capital Group LLC	2,320	97,672
Gas Utilities – 1.0%
AmeriGas Partners LP	2,104	97,268
Hotels, Restaurants & Leisure – 1.0%
Cedar Fair LP	1,496	97,225
Oil, Gas & Consumable Fuels – 10.7%
Andeavor Logistics LP(a)	2,104	97,184
DCP Midstream LP(a)	2,672	97,074
Energy Transfer Equity LP(a)	5,616	96,932
EnLink Midstream Partners LP(a)	6,232	95,786
Enterprise Products Partners LP(a)	3,680	97,557
EQT Midstream Partners LP	1,336	97,661
Magellan Midstream Partners LP	1,368	97,046
MPLX LP	2,752	97,613
Tallgrass Energy Partners LP	2,144	98,303
TC PipeLines LP	1,848	98,129
Western Gas Partners LP	2,024	97,334
		1,070,619
Total Master Limited Partnerships (Cost $1,405,502)		1,362,784
Total Long Positions (Cost $9,446,474)		9,710,788
Short Positions – (48.8)%
Common Stocks – (48.1)%
Airlines – (0.3)%
United Continental Holdings, Inc.*	(360)	(24,264)
Automobiles – (0.3)%
Tesla, Inc.*	(80)	(24,908)
Banks – (2.4)%
First Citizens BancShares, Inc., Class A	(56)	(22,568)
First Republic Bank	(280)	(24,259)
Pinnacle Financial Partners, Inc.	(368)	(24,398)
Signature Bank*	(176)	(24,158)
Sterling Bancorp	(984)	(24,206)
SVB Financial Group*	(104)	(24,312)
Texas Capital Bancshares, Inc.*	(272)	(24,181)
Western Alliance Bancorp*	(424)	(24,007)
Wintrust Financial Corp.	(296)	(24,382)
Zions Bancorp	(472)	(23,992)
		(240,463)

See accompanying notes to the financial statements.

FQF Trust
AGFiQ Hedged Dividend Income Fund
Schedule of Investments
December 31, 2017 (Unaudited)

Investments	Number of Shares	Value
Beverages – (0.7)%
Brown-Forman Corp., Class B	(352)	$(24,172)
Constellation Brands, Inc., Class A	(104)	(23,771)
Monster Beverage Corp.*	(384)	(24,303)
		(72,246)
Capital Markets – (3.4)%
Affiliated Managers Group, Inc.	(120)	(24,630)
Cboe Global Markets, Inc.	(192)	(23,921)
Charles Schwab Corp. (The)	(472)	(24,247)
E*TRADE Financial Corp.*	(488)	(24,190)
FactSet Research Systems, Inc.	(128)	(24,673)
Interactive Brokers Group, Inc., Class A	(408)	(24,158)
Intercontinental Exchange, Inc.	(344)	(24,273)
MarketAxess Holdings, Inc.	(120)	(24,210)
Moody’s Corp.	(160)	(23,617)
MSCI, Inc.	(192)	(24,296)
Raymond James Financial, Inc.	(272)	(24,290)
S&P Global, Inc.	(144)	(24,394)
SEI Investments Co.	(336)	(24,145)
Stifel Financial Corp.	(408)	(24,303)
		(339,347)
Consumer Finance – (0.7)%
Credit Acceptance Corp.*	(72)	(23,291)
OneMain Holdings, Inc.*	(936)	(24,327)
SLM Corp.*	(2,128)	(24,046)
		(71,664)
Containers & Packaging – (0.7)%
Berry Global Group, Inc.*	(416)	(24,407)
Crown Holdings, Inc.*	(432)	(24,300)
Owens-Illinois, Inc.*	(1,088)	(24,121)
		(72,828)
Distributors – (0.3)%
LKQ Corp.*	(592)	(24,077)
Diversified Consumer Services – (0.5)%
Bright Horizons Family Solutions, Inc.*	(256)	(24,064)
ServiceMaster Global Holdings, Inc.*	(472)	(24,199)
		(48,263)
Diversified Financial Services – (0.7)%
Berkshire Hathaway, Inc., Class B*	(120)	(23,787)
Leucadia National Corp.	(912)	(24,159)
Voya Financial, Inc.	(488)	(24,141)
		(72,087)
Diversified Telecommunication Services – (1.0)%
Zayo Group Holdings, Inc.*	(2,648)	(97,446)
Electric Utilities – (2.9)%
ALLETE, Inc.	(392)	(29,149)
Alliant Energy Corp.	(680)	(28,975)

Investments	Number of Shares	Value
Eversource Energy	(464)	$(29,315)
IDACORP, Inc.	(320)	(29,235)
NextEra Energy, Inc.	(184)	(28,739)
Pinnacle West Capital Corp.	(344)	(29,302)
PNM Resources, Inc.	(720)	(29,124)
Portland General Electric Co.	(640)	(29,171)
Westar Energy, Inc.	(552)	(29,146)
Xcel Energy, Inc.	(608)	(29,251)
		(291,407)
Energy Equipment & Services – (0.7)%
Halliburton Co.	(496)	(24,240)
National Oilwell Varco, Inc.	(672)	(24,205)
Patterson-UTI Energy, Inc.	(1,064)	(24,483)
		(72,928)
Equity Real Estate Investment Trusts (REITs) – (1.0)%
American Homes 4 Rent, Class A	(1,120)	(24,461)
Equity Commonwealth*	(800)	(24,408)
Invitation Homes, Inc.	(1,040)	(24,512)
SBA Communications Corp.*	(144)	(23,524)
		(96,905)
Food & Staples Retailing – (0.7)%
Casey’s General Stores, Inc.	(216)	(24,179)
Performance Food Group Co.*	(728)	(24,097)
US Foods Holding Corp.*	(760)	(24,267)
		(72,543)
Food Products – (2.2)%
Blue Buffalo Pet Products, Inc.*	(736)	(24,133)
Hain Celestial Group, Inc. (The)*	(576)	(24,417)
Ingredion, Inc.	(176)	(24,605)
Lamb Weston Holdings, Inc.	(432)	(24,386)
Lancaster Colony Corp.	(184)	(23,775)
Post Holdings, Inc.*	(304)	(24,086)
Sanderson Farms, Inc.	(176)	(24,425)
Snyder’s-Lance, Inc.	(488)	(24,439)
Tyson Foods, Inc., Class A	(296)	(23,997)
		(218,263)
Gas Utilities – (2.4)%
Atmos Energy Corp.	(336)	(28,859)
National Fuel Gas Co.	(528)	(28,992)
New Jersey Resources Corp.	(728)	(29,266)
ONE Gas, Inc.	(400)	(29,304)
Southwest Gas Holdings, Inc.	(360)	(28,973)
Spire, Inc.	(384)	(28,858)
UGI Corp.	(624)	(29,297)
WGL Holdings, Inc.	(336)	(28,842)
		(232,391)

See accompanying notes to the financial statements.

FQF Trust
AGFiQ Hedged Dividend Income Fund
Schedule of Investments
December 31, 2017 (Unaudited)

Investments	Number of Shares	Value
Health Care Equipment & Supplies – (0.7)%
Boston Scientific Corp.*	(976)	$(24,195)
Edwards Lifesciences Corp.*	(216)	(24,346)
Intuitive Surgical, Inc.*	(64)	(23,356)
		(71,897)
Health Care Providers & Services – (0.5)%
Express Scripts Holding Co.*	(320)	(23,885)
HCA Healthcare, Inc.*	(272)	(23,892)
		(47,777)
Hotels, Restaurants & Leisure – (0.7)%
Caesars Entertainment Corp.*	(1,920)	(24,288)
Chipotle Mexican Grill, Inc.*	(80)	(23,122)
Hyatt Hotels Corp., Class A*	(328)	(24,121)
		(71,531)
Household Durables – (0.5)%
Mohawk Industries, Inc.*	(88)	(24,279)
NVR, Inc.*	(8)	(28,066)
		(52,345)
Household Products – (0.7)%
Church & Dwight Co., Inc.	(480)	(24,082)
HRG Group, Inc.*	(1,432)	(24,272)
Spectrum Brands Holdings, Inc.	(216)	(24,278)
		(72,632)
Independent Power and Renewable Electricity Producers – (1.2)%
Calpine Corp.*	(1,928)	(29,189)
NRG Energy, Inc.	(1,016)	(28,936)
Ormat Technologies, Inc.	(456)	(29,166)
Vistra Energy Corp.*	(1,584)	(29,019)
		(116,310)
Insurance – (1.5)%
Alleghany Corp.*	(40)	(23,844)
Brown & Brown, Inc.	(472)	(24,289)
Loews Corp.	(480)	(24,014)
Markel Corp.*	(24)	(27,339)
Primerica, Inc.	(240)	(24,372)
Torchmark Corp.	(264)	(23,948)
		(147,806)
Internet & Direct Marketing Retail – (1.3)%
Amazon.com, Inc.*	(24)	(28,067)
Netflix, Inc.*	(128)	(24,571)
Priceline Group, Inc. (The)*	(16)	(27,804)
TripAdvisor, Inc.*	(704)	(24,260)
Wayfair, Inc., Class A*	(304)	(24,402)
		(129,104)

Investments	Number of Shares	Value
Internet Software & Services – (0.7)%
Alphabet, Inc., Class A*	(24)	$(25,282)
eBay, Inc.*	(640)	(24,154)
Facebook, Inc., Class A*	(136)	(23,998)
		(73,434)
IT Services – (0.5)%
Fiserv, Inc.*	(184)	(24,128)
PayPal Holdings, Inc.*	(328)	(24,147)
		(48,275)
Life Sciences Tools & Services – (0.3)%
Illumina, Inc.*	(112)	(24,471)
Media – (1.7)%
Charter Communications, Inc., Class A*	(72)	(24,189)
Discovery Communications, Inc., Class A*	(1,080)	(24,171)
DISH Network Corp., Class A*	(504)	(24,066)
Liberty Broadband Corp., Class A*	(288)	(24,494)
Liberty Media Corp.-Liberty Formula One, Class A*	(744)	(24,344)
Live Nation Entertainment, Inc.*	(568)	(24,180)
Madison Square Garden Co. (The), Class A*	(112)	(23,615)
		(169,059)
Metals & Mining – (0.5)%
Alcoa Corp.*	(448)	(24,134)
Freeport-McMoRan, Inc.*	(1,280)	(24,269)
		(48,403)
Multiline Retail – (0.2)%
Dollar Tree, Inc.*	(224)	(24,037)
Multi-Utilities – (2.7)%
Ameren Corp.	(496)	(29,259)
Avista Corp.	(568)	(29,246)
CMS Energy Corp.	(616)	(29,137)
DTE Energy Co.	(264)	(28,898)
MDU Resources Group, Inc.	(1,080)	(29,030)
NiSource, Inc.	(1,136)	(29,161)
SCANA Corp.	(736)	(29,278)
Sempra Energy	(272)	(29,082)
Vectren Corp.	(448)	(29,129)
		(262,220)
Oil, Gas & Consumable Fuels – (7.8)%
Anadarko Petroleum Corp.	(448)	(24,031)
Andeavor	(208)	(23,783)
Antero Resources Corp.*	(1,272)	(24,168)
Apache Corp.	(568)	(23,981)
Cabot Oil & Gas Corp.	(848)	(24,253)
Centennial Resource Development, Inc., Class A*	(1,240)	(24,552)
Cheniere Energy, Inc.*	(448)	(24,120)

See accompanying notes to the financial statements.

FQF Trust
AGFiQ Hedged Dividend Income Fund
Schedule of Investments
December 31, 2017 (Unaudited)

Investments	Number of Shares	Value
Chesapeake Energy Corp.*	(6,072)	$(24,045)
Cimarex Energy Co.	(200)	(24,402)
CNX Resources Corp.*	(1,648)	(24,110)
Concho Resources, Inc.*	(160)	(24,035)
ConocoPhillips	(440)	(24,152)
CONSOL Energy, Inc.*	(1)	(30)
Devon Energy Corp.	(584)	(24,178)
Diamondback Energy, Inc.*	(192)	(24,240)
Energen Corp.*	(424)	(24,410)
EOG Resources, Inc.	(224)	(24,172)
EQT Corp.	(424)	(24,134)
Hess Corp.	(512)	(24,305)
HollyFrontier Corp.	(472)	(24,176)
Kinder Morgan, Inc.	(1,336)	(24,141)
Marathon Oil Corp.	(1,432)	(24,244)
Marathon Petroleum Corp.	(368)	(24,281)
Murphy Oil Corp.	(776)	(24,095)
Newfield Exploration Co.*	(768)	(24,215)
Noble Energy, Inc.	(832)	(24,244)
Parsley Energy, Inc., Class A*	(824)	(24,258)
Phillips 66	(240)	(24,276)
Pioneer Natural Resources Co.	(136)	(23,507)
Range Resources Corp.	(1,416)	(24,157)
RSP Permian, Inc.*	(600)	(24,408)
Williams Cos., Inc. (The)	(800)	(24,392)
WPX Energy, Inc.*	(1,720)	(24,200)
		(773,695)
Paper & Forest Products – (0.3)%
Louisiana-Pacific Corp.*	(920)	(24,159)
Personal Products – (0.5)%
Edgewell Personal Care Co.*	(408)	(24,231)
Estee Lauder Cos., Inc. (The), Class A	(192)	(24,430)
		(48,661)
Professional Services – (0.2)%
Verisk Analytics, Inc.*	(248)	(23,808)
Real Estate Management & Development – (0.7)%
CBRE Group, Inc., Class A*	(560)	(24,253)
Howard Hughes Corp. (The)*	(184)	(24,154)
Jones Lang LaSalle, Inc.	(160)	(23,829)
		(72,236)
Semiconductors & Semiconductor Equipment – (0.2)%
Micron Technology, Inc.*	(584)	(24,014)
Software – (1.0)%
Adobe Systems, Inc.*	(136)	(23,833)
Electronic Arts, Inc.*	(232)	(24,374)
salesforce.com, Inc.*	(240)	(24,535)
VMware, Inc., Class A*	(192)	(24,061)
		(96,803)

Investments	Number of Shares	Value
Specialty Retail – (1.2)%
AutoZone, Inc.*	(32)	$(22,764)
Burlington Stores, Inc.*	(192)	(23,622)
CarMax, Inc.*	(376)	(24,113)
O’Reilly Automotive, Inc.*	(104)	(25,016)
Ulta Beauty, Inc.*	(104)	(23,260)
		(118,775)
Textiles, Apparel & Luxury Goods – (0.3)%
Skechers U.S.A., Inc., Class A*	(640)	(24,218)
Thrifts & Mortgage Finance – (0.7)%
LendingTree, Inc.*	(72)	(24,512)
MGIC Investment Corp.*	(1,704)	(24,043)
Radian Group, Inc.	(1,168)	(24,073)
		(72,628)
Water Utilities – (0.6)%
American Water Works Co., Inc.	(320)	(29,277)
Aqua America, Inc.	(744)	(29,187)
		(58,464)
Total Common Stocks (Proceeds $(4,475,966))		(4,768,792)
Master Limited Partnerships – (0.7)%
Oil, Gas & Consumable Fuels – (0.7)%
Antero Midstream Partners LP	(832)	(24,161)
Boardwalk Pipeline Partners LP	(1,888)	(24,374)
Shell Midstream Partners LP	(816)	(24,333)
Total Master Limited Partnerships (Proceeds $(83,098))		(72,868)
Total Short Positions (Proceeds $(4,559,064))		(4,841,660)
Total Investments — 49.1% (Cost $4,887,410)		4,869,128
Other Assets Less Liabilities — 50.9%		5,048,437
Net Assets — 100.0%		$9,917,565
*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $2,000,220.

As of December 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative contracts, if any) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$561,495
Aggregate gross unrealized depreciation	(644,337)
Net unrealized depreciation	$(82,842)
Federal income tax cost of investments (including derivative contracts, if any)	$4,951,970

See accompanying notes to the financial statements.

FQF Trust

Statements of Assets and Liabilities
December 31, 2017 (Unaudited)

	AGFiQ U.S. Market Neutral Momentum Fund	AGFiQ U.S. Market Neutral Value Fund	AGFiQ U.S. Market Neutral Size Fund	AGFiQ U.S. Market Neutral Anti-Beta Fund	AGFiQ Hedged Dividend Income Fund
ASSETS
Investments in securities, at value(1)	$4,039,717	$1,083,612	$1,805,192	$7,530,716	$9,710,788
Cash	409,332	84,398	74,510	562,373	205,270
Segregated cash balance with custodian for swap agreements (Note 2)	—	—	10,000	250,000	—
Segregated cash balance with broker for securities sold short (Note 2)	4,458,579	1,217,415	1,962,704	7,687,716	5,030,701
Unrealized appreciation on swap agreements	35,773	13,775	10,798	58,830	—
Receivables:
Securities sold	1,006,317	98,377	119,080	3,112,273	3,659,194
Dividends and interest	5,773	2,793	6,105	23,381	38,163
Investment adviser (Note 4)	17,735	18,574	19,793	13,890	13,170
Prepaid expenses	3,941	3,941	3,941	3,941	2,530
Total Assets	9,977,167	2,522,885	4,012,123	19,243,120	18,659,816
LIABILITIES
Securities sold short, at value(2)	3,983,515	1,087,504	1,822,904	7,366,854	4,841,660
Unrealized depreciation on swap agreements	43,985	12,201	14,018	71,506	—
Payables:
Securities purchased	1,103,236	91,856	107,841	3,122,331	3,845,753
Trustees fees	1,767	1,767	1,767	1,767	1,767
Dividends on securities sold short	9,248	1,795	2,893	7,964	4,134
Accrued expenses and other liabilities	41,534	39,647	39,168	44,582	48,937
Total Liabilities	5,183,285	1,234,770	1,988,591	10,615,004	8,742,251
Net Assets	$4,793,882	$1,288,115	$2,023,532	$8,628,116	$9,917,565
NET ASSETS CONSIST OF:
Paid-in capital	$5,653,204	$2,762,395	$3,654,623	$25,467,056	$10,041,554
Accumulated undistributed net investment income (loss)	(23,595)	3,533	(12,670)	52,178	109,859
Accumulated undistributed net realized gain (loss)	(1,182,943)	(1,412,227)	(1,514,493)	(17,052,809)	(215,566)
Net unrealized appreciation (depreciation) on:
Investments	334,882	73,403	199,647	474,887	264,314
Securities sold short	20,546	(140,563)	(300,355)	(300,520)	(282,596)
Swap agreements	(8,212)	1,574	(3,220)	(12,676)	—
Net Assets	$4,793,882	$1,288,115	$2,023,532	$8,628,116	$9,917,565
The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets by the number of outstanding shares.
Shares Outstanding	200,000	50,000	100,000	450,000	400,000
Net Asset Value	$23.97	$25.76	$20.24	$19.17	$24.79
(1) Investments in securities, at cost	$3,704,835	$1,010,209	$1,605,545	$7,055,829	$9,446,474
(2) Securities sold short, proceeds	4,004,061	946,941	1,522,549	7,066,334	4,559,064

See accompanying notes to the financial statements.

FQF Trust

Statements of Operations
For the Period Ended December 31, 2017 (Unaudited)

	AGFiQ U.S. Market Neutral Momentum Fund	AGFiQ U.S. Market Neutral Value Fund	AGFiQ U.S. Market Neutral Size Fund	AGFiQ U.S. Market Neutral Anti-Beta Fund	AGFiQ Hedged Dividend Income Fund
INVESTMENT INCOME
Dividend income	$19,693	$11,390	$17,006	$109,895	$290,460
Income from non-cash dividends	—	972	1,680	—	—
Special dividends	—	—	675	—	—
Total Investment Income	19,693	12,362	19,361	109,895	290,460
EXPENSES
Dividends on securities sold short	21,758	4,026	12,066	22,051	19,317
Investment management fees (Note 4)	7,474	3,203	5,119	23,782	28,443
Professional fees	30,387	30,387	30,945	30,388	31,610
Custody fees	5,302	2,735	3,865	7,944	2,399
Index fees	6,303	6,303	6,303	6,303	7,765
CCO fees	5,229	5,229	5,229	5,229	5,229
Treasurer fees	3,669	3,669	3,669	3,669	3,669
Listing fees	2,501	2,501	2,501	2,501	2,501
Accounting fees	16,299	16,243	16,299	16,319	16,095
Trustees fees	3,906	3,906	3,906	3,906	3,906
Administration fees (Note 5)	32,767	32,767	32,767	32,767	32,767
Other fees	4,541	4,410	4,445	4,997	4,502
Total Expenses before Adjustments	140,136	115,379	127,114	159,856	158,203
Less: waivers and/or reimbursements by Adviser (Note 4)	(107,165)	(106,549)	(107,371)	(102,140)	(96,227)
Total Expenses after Adjustments	32,971	8,830	19,743	57,716	61,976
Net Investment Income (Loss)	(13,278)	3,532	(382)	52,179	228,484
NET REALIZED GAIN (LOSS) FROM:
Transactions in Investment securities	179,168	38,161	50,798	492,073	(54,805)
In-kind redemptions of investments	—	—	—	105,186	127,282
Securities sold short	(173,675)	(20,350)	(83,938)	(708,270)	(206,629)
Expiration or closing of swap agreements	(4,117)	30,190	(2,647)	31,825	—
Net Realized Gain (Loss)	1,376	48,001	(35,787)	(79,186)	(134,152)
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM:
Investments in securities	139,406	54,118	74,968	(36,150)	274,754
Securities sold short	(71,619)	(87,044)	(98,403)	(249,104)	(303,407)
Swap agreements	11,100	(30,241)	(4,482)	(85,960)	—
Net Change in Unrealized Appreciation (Depreciation)	78,887	(63,167)	(27,917)	(371,214)	(28,653)
Net Realized and Unrealized Gain (Loss)	80,263	(15,166)	(63,704)	(450,400)	(162,805)
Net Increase (Decrease) in Net Assets Resulting from Operations	$66,985	$(11,634)	$(64,086)	$(398,221)	$65,679

See accompanying notes to the financial statements.

FQF Trust

Statements of Changes in Net Assets

	AGFiQ U.S. Market Neutral Momentum Fund		AGFiQ U.S. Market Neutral Value Fund
	Six Months Ended December 31, 2017 (Unaudited)	Year Ended June 30, 2017	Six Months Ended December 31, 2017 (Unaudited)	Year Ended June 30, 2017
OPERATIONS
Net investment income (loss)	$(13,278)	$(22,163)	$3,532	$(3,124)
Net realized gain (loss)	1,376	(87,579)	48,001	(32,495)
Net change in unrealized appreciation (depreciation)	78,887	(414,346)	(63,167)	187,740
Net Increase (Decrease) in Net Assets Resulting from Operations	66,985	(524,088)	(11,634)	152,121
CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	2,485,608	—	—	1,335,804
Cost of shares redeemed	(23)	(1,243,469)	—	(2,530,125)
Net Increase (Decrease) from Capital Transactions	2,485,585	(1,243,469)	—	(1,194,321)
Total Increase (Decrease) in Net Assets	2,552,570	(1,767,557)	(11,634)	(1,042,200)
NET ASSETS
Beginning of period	$2,241,312	$4,008,869	$1,299,749	$2,341,949
End of Period	$4,793,882	$2,241,312	$1,288,115	$1,299,749
Accumulated undistributed net investment income (loss) included in end of period net assets	$(23,595)	$(10,317)	$3,533	$1
SHARE TRANSACTIONS
Beginning of period	100,001	150,001	50,000	100,000
Shares issued in-kind	100,000	—	—	50,000
Shares redeemed	(1)	—	—	—
Shares redeemed in-kind	—	(50,000)	—	(100,000)
Shares Outstanding, End of Period	200,000	100,001	50,000	50,000
(1)	Capital transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 7 to the Financial Statements.

See accompanying notes to the financial statements.

FQF Trust

Statements of Changes in Net Assets

	AGFiQ U.S. Market Neutral Size Fund		AGFiQ U.S. Market Neutral Anti-Beta Fund
	Six Months Ended December 31, 2017 (Unaudited)	Year Ended June 30, 2017	Six Months Ended December 31, 2017 (Unaudited)	Year Ended June 30, 2017
OPERATIONS
Net investment income (loss)	$(382)	$(23,344)	$52,179	$(8,873)
Net realized gain (loss)	(35,787)	(3,924)	(79,186)	305,014
Net change in unrealized appreciation (depreciation)	(27,917)	(21,578)	(371,214)	(2,983,324)
Net Increase (Decrease) in Net Assets Resulting from Operations	(64,086)	(48,846)	(398,221)	(2,687,183)
CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	—	—	—	5,007,073
Cost of shares redeemed	(20)	—	(973,644)	(19,112,569)
Net Increase (Decrease) from Capital Transactions	(20)	—	(973,644)	(14,105,496)
Total Increase (Decrease) in Net Assets	(64,106)	(48,846)	(1,371,865)	(16,792,679)
NET ASSETS
Beginning of period	$2,087,638	$2,136,484	$9,999,981	$26,792,660
End of Period	$2,023,532	$2,087,638	$8,628,116	$9,999,981
Accumulated undistributed net investment income (loss) included in end of period net assets	$(12,670)	$(12,288)	$52,178	$(1)
SHARE TRANSACTIONS
Beginning of period	100,001	100,001	500,001	1,150,001
Shares issued in-kind	—	—	—	250,000
Shares redeemed	(1)	—	(1)	—
Shares redeemed in-kind	—	—	(50,000)	(900,000)
Shares Outstanding, End of Period	100,000	100,001	450,000	500,001
(1)	Capital transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 7 to the Financial Statements.

See accompanying notes to the financial statements.

FQF Trust

Statements of Changes in Net Assets

	AGFiQ Hedged Dividend Income Fund
	Six Months Ended December 31, 2017 (Unaudited)	Year Ended June 30, 2017
OPERATIONS
Net investment income (loss)	$228,484	$229,982
Net realized gain (loss)	(134,152)	202,353
Net change in unrealized appreciation (depreciation)	(28,653)	(184,155)
Net Increase (Decrease) in Net Assets Resulting from Operations	65,679	248,180
DISTRIBUTIONS
Net investment income	(86,118)	(209,060)
Net realized gain	(255,515)	(120,954)
Total Distributions	(341,633)	(330,014)
CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	—	8,999,207
Cost of shares redeemed	(1,240,847)	(1,297,807)
Net Increase (Decrease) from Capital Transactions	(1,240,847)	7,701,400
Total Increase (Decrease) in Net Assets	(1,516,801)	7,619,566
NET ASSETS
Beginning of period	$11,434,366	$3,814,800
End of Period	$9,917,565	$11,434,366
Accumulated undistributed net investment income (loss) included in end of period net assets	$109,859	$(32,507)
SHARE TRANSACTIONS
Beginning of period	450,004	150,004
Shares issued in-kind	—	350,000
Shares redeemed	(4)	—
Shares redeemed in-kind	(50,000)	(50,000)
Shares Outstanding, End of Period	400,000	450,004
(1)	Capital transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 7 to the Financial Statements.

See accompanying notes to the financial statements.

FQF Trust

Financial Highlights for a share outstanding throughout the period

PER SHARE OPERATING PERFORMANCE
Investment Operations	Distributions
Net asset value, beginning of period	Net investment income (loss)(1)	Net realized and unrealized gain (loss)	Transaction fees(11)	Total investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period
AGFiQ U.S. Market Neutral Momentum Fund
For the six months ended 12/31/17 (unaudited)	$22.41	$(0.11)	$1.67	$—	(10)	$1.56	$—	$—	$—	$—	$23.97
Year ended June 30, 2017	26.73	(0.21)	(4.12)	0.01	(4.32)	—	—	—	—	22.41
Year ended June 30, 2016	24.99	(0.63)	2.37	(8)	—	1.74	—	—	—	—	26.73
Year ended June 30, 2015	24.86	(0.55)	0.68	(9)	—	0.13	—	—	—	—	24.99
Year ended June 30, 2014	23.93	(0.68)	1.61	—	0.93	—	—	—	—	24.86
Year ended June 30, 2013	25.35	(0.43)	(0.99)	—	(1.42)	—	—	—	—	23.93
AGFiQ U.S. Market Neutral Value Fund
For the six months ended 12/31/17 (unaudited)	25.99	0.07	(0.30)	—	(0.23)	—	—	—	—	25.76
Year ended June 30, 2017	23.42	(0.04)	2.60	0.01	2.57	—	—	—	—	25.99
Year ended June 30, 2016	25.96	(0.24)	(2.30)	—	(2.54)	—	—	—	—	23.42
Year ended June 30, 2015	28.15	(0.39)	(1.80	)(9)	—	(2.19)	—	—	—	—	25.96
Year ended June 30, 2014	26.85	(0.31)	1.61	—	1.30	—	—	—	—	28.15
Year ended June 30, 2013	24.02	(0.14)	3.68	—	3.54	—	(0.71)	—	(0.71)	26.85
AGFiQ U.S. Market Neutral Size Fund
For the six months ended 12/31/17 (unaudited)	20.88	—	(10)	(0.64)	—	(0.64)	—	—	—	—	20.24
Year ended June 30, 2017	21.36	(0.23)	(0.25)	—	(0.48)	—	—	—	—	20.88
Year ended June 30, 2016	24.42	(0.44)	(2.62)	—	(3.06)	—	—	—	—	21.36
Year ended June 30, 2015	25.67	(0.51)	(0.74	)(9)	—	(1.25)	—	—	—	—	24.42
Year ended June 30, 2014	25.44	(0.56)	0.79	—	0.23	—	—	—	—	25.67
Year ended June 30, 2013	24.88	(0.47)	1.03	—	0.56	—	—	—	—	25.44
AGFiQ U.S. Market Neutral Anti-Beta Fund
For the six months ended 12/31/17 (unaudited)	20.00	0.11	(0.94)	—	(10)	(0.83)	—	—	—	—	19.17
Year ended June 30, 2017	23.30	(0.02)	(3.30)	0.02	(3.30)	—	—	—	—	20.00
Year ended June 30, 2016	19.34	(0.13)	4.09	(8)	—	3.96	—	—	—	—	23.30
Year ended June 30, 2015	19.30	(0.13)	0.17	(8)(9)	—	0.04	—	—	—	—	19.34
Year ended June 30, 2014	21.08	(0.15)	(1.63)	—	(1.78)	—	—	—	—	19.30
Year ended June 30, 2013	23.77	(0.05)	(2.64)	—	(2.69)	—	—	(10)	—	—	(10)	21.08
AGFiQ Hedged Dividend Income Fund
For the six months ended 12/31/17 (unaudited)	25.41	0.51	(0.37)	—	(10)	0.14	(0.19)	(0.57)	—	(0.76)	24.79
Year ended June 30, 2017	25.43	1.04	0.44	(8)	0.01	1.49	(0.91)	(0.60)	—	(1.51)	25.41
Year ended June 30, 2016	23.87	0.86	1.93	—	2.79	(0.83)	(0.40)	—	(1.23)	25.43
For the period 01/15/15* – 06/30/15	25.00	0.21	(1.21)	—	(1.00)	(0.13)	—	—	(0.13)	23.87
*	Commencement of investment operations.
(1)	Net investment income (loss) per share is based on average shares outstanding.
(2)	Annualized for periods less than one year.
(3)	Not annualized for periods less than one year.
(4)	Had certain expenses not been waived/reimbursed during the periods, if applicable, total returns would have been lower.
(5)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value.
(6)	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. The market value is based on the midpoint of the bid/ask spread calculated based on a price within the range of the highest bid and lowest offer on the principal U.S. market on which the Fund's shares are traded during a regular trading session. Market value returns may vary from net asset value returns.
(7)	In-kind transactions are not included in portfolio turnover calculations.
(8)	The amount shown for a share outstanding throughout the period is not in accordance with the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.
(9)	FFCM reimbursed the Funds for losses incurred related to either a failure to rebalance at month-end or a trade error. The impact was an increase of $0.10, $0.05, $0.08, and $0.02 to the net realized and unrealized gains (losses) on investments per share and an increase of 0.39%, 0.17%, 0.21%, and 0.11% to the Funds total returns for QuantShares U.S. Market Neutral Momentum Fund, QuantShares U.S. Market Neutral Value Fund, QuantShares U.S. Market Neutral Size Fund and QuantShares U.S. Market Neutral Anti-Beta Fund, respectively. Had these reimbursements not been made, the total returns would have been lower.
(10)	Per share amount is less than $0.01.
(11)	Includes transaction fees associated with the issuance and redemption of Creation Units.

See accompanying notes to the financial statements.

	RATIOS/SUPPLEMENTAL DATA
	Ratios to Average Net Assets of(2)							Total Return(3)(4)
	Expenses, after waivers and before securities sold short	Expenses, after waivers and securities sold short	Expenses, before waivers and after securities sold short	Net investment income (loss)	Net investment income (loss), before waivers	Net investment income (loss) net of reimbursement excluding special dividends	Net investment income (loss) per share excluding special dividends	Net asset value(5)		Market value(6)	Portfolio turnover rate (excluding short sales)(3)(7)	Portfolio turnover rate (including short sales)(3)(7)	Ending net assets (thousands)
AGFiQ U.S. Market Neutral Momentum Fund
For the six months ended 12/31/17 (unaudited)	0.75%	2.21%	9.37%	(0.89)%	(8.06)%	(0.89)%	$(0.11)	6.96%		6.82%	93%	191%	$4,794
Year ended June 30, 2017	0.99	2.31	10.55	(0.90)	(9.14)	(1.02)	(0.24)	(16.16)		(16.12)	172	380	2,241
Year ended June 30, 2016	1.49	3.67	7.77	(2.34)	(6.44)	(2.37)	(0.63)	6.96		7.01	210	647	4,009
Year ended June 30, 2015	1.49	3.43	22.80	(2.24)	(21.62)	(2.24)	(0.55)	0.52	(9)	0.36	196	398	1,250
Year ended June 30, 2014	1.49	3.66	22.47	(2.71)	(21.52)	(2.71)	(0.68)	3.89		5.60	168	351	1,243
Year ended June 30, 2013	1.16	3.40	8.74	(1.70)	(7.04)	(1.50)	(0.38)	(5.60)		(7.28)	211	417	1,196
AGFiQ U.S. Market Neutral Value Fund
For the six months ended 12/31/17 (unaudited)	0.75	1.38	18.01	0.55	(16.08)	0.55	0.07	(0.88)		(0.31)	34	70	1,288
Year ended June 30, 2017	0.97	2.09	12.00	(0.15)	(10.06)	(0.15)	(0.04)	10.97		11.11	79	246	1,300
Year ended June 30, 2016	1.49	3.05	10.14	(0.95)	(8.03)	(0.97)	(0.24)	(9.78)		(10.38)	95	195	2,342
Year ended June 30, 2015	1.49	3.20	11.72	(1.45)	(9.96)	(1.45)	(0.39)	(7.78	)(9)	(7.41)	150	351	2,596
Year ended June 30, 2014	1.49	3.02	19.32	(1.13)	(17.43)	(1.06)	(0.29)	4.84		4.99	85	303	2,815
Year ended June 30, 2013	1.26	2.82	5.55	(0.55)	(3.28)	(0.72)	(0.18)	15.09		15.13	116	263	1,343
AGFiQ U.S. Market Neutral Size Fund
For the six months ended 12/31/17 (unaudited)	0.75	1.93	12.42	(0.04)	(10.53)	(0.10)	(0.01)	(3.07)		(2.85)	34	54	2,024
Year ended June 30, 2017	0.94	2.65	12.56	(1.08)	(10.99)	(1.19)	(0.26)	(2.25)		(2.54)	71	106	2,088
Year ended June 30, 2016	1.49	3.72	11.78	(1.97)	(10.03)	(2.01)	(0.44)	(12.53)		(12.79)	113	197	2,136
Year ended June 30, 2015	1.49	3.67	18.26	(2.08)	(16.67)	(2.15)	(0.53)	(4.87	)(9)	(4.58)	78	108	2,442
Year ended June 30, 2014	1.49	3.51	18.14	(2.19)	(16.82)	(2.25)	(0.58)	0.90		0.43	53	114	1,284
Year ended June 30, 2013	1.28	3.60	6.13	(1.89)	(4.42)	(1.89)	(0.47)	2.25		2.25	101	153	3,816
AGFiQ U.S. Market Neutral Anti-Beta Fund
For the six months ended 12/31/17 (unaudited)	0.75	1.21	3.36	1.10	(1.05)	1.10	0.11	(4.15)		(4.15)	76	161	8,628
Year ended June 30, 2017	0.84	2.02	3.60	(0.07)	(1.66)	(0.17)	(0.04)	(14.16)		(14.16)	98	273	10,000
Year ended June 30, 2016	0.99	2.71	3.13	(0.61)	(1.03)	(0.84)	(0.18)	20.48		20.48	168	974	26,793
Year ended June 30, 2015	0.99	2.39	8.01	(0.65)	(6.27)	(0.68)	(0.14)	0.21	(9)	0.78	123	577	3,868
Year ended June 30, 2014	0.99	2.28	7.20	(0.74)	(5.66)	(0.78)	(0.15)	(8.44)		(9.05)	92	382	6,756
Year ended June 30, 2013	0.99	2.72	3.23	(0.22)	(0.74)	(0.07)	(0.01)	(11.31)		(11.30)	113	363	14,757
AGFiQ Hedged Dividend Income Fund
For the six months ended 12/31/17 (unaudited)	0.75	1.09	2.78	4.02	2.33	4.02	0.51	0.55		0.59	52	74	9,918
Year ended June 30, 2017	0.79	1.16	3.73	4.04	1.47	4.04	1.04	5.88		6.05	108	168	11,434
Year ended June 30, 2016	0.99	1.75	5.31	3.61	0.06	3.60	0.85	12.21		11.84	130	192	3,815
For the period 01/15/15* – 06/30/15	0.99	1.81	8.14	1.89	(4.43)	1.89	0.21	(4.02)		(3.74)	50	74	3,581

See accompanying notes to the financial statements.

FQF Trust
Notes to Financial Statements
December 31, 2017 (Unaudited)

1. Organization

FQF Trust (the “Trust”), a Delaware statutory trust, was formed on November 19, 2009. The Trust currently includes five operational series of the AGFiQ Funds (collectively the “Funds” or individually a “Fund”): AGFiQ U.S. Market Neutral Momentum Fund, AGFiQ U.S. Market Neutral Value Fund, AGFiQ U.S. Market Neutral Size Fund, AGFiQ U.S. Market Neutral Anti-Beta Fund, and AGFiQ Hedged Dividend Income Fund. FFCM, LLC (the “Adviser”) is the investment adviser to each Fund. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”), as amended.

The investment objective of each Fund is to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of a specified benchmark index (each, a “Target Index”). Each Fund is classified as a “diversified” Fund. There can be no assurance that the Funds will achieve their respective investment objectives.

The Funds had no operations from their initial seeding date until each Fund’s respective commencement of operations date other than matters related to their organization and sale and issuance of 4,000 shares of beneficial interest in AGFiQ U.S. Market Neutral Value Fund to the Adviser at the net asset value (“NAV”) of $25.00 per share.

On October 10, 2017, the Board of Trustees of the Trust authorized changing the names of the Funds, effective October 30, 2017, as follows:

Fund (Old Name)	Fund (New Name)
QuantShares U.S. Market Neutral Momentum Fund	AGFiQ U.S. Market Neutral Momentum Fund
QuantShares U.S. Market Neutral Value Fund	AGFiQ U.S. Market Neutral Value Fund
QuantShares U.S. Market Neutral Size Fund	AGFiQ U.S. Market Neutral Size Fund
QuantShares U.S. Market Neutral Anti-Beta Fund	AGFiQ U.S. Market Neutral Anti-Beta Fund
QuantShares Hedged Dividend Income Fund	AGFiQ Hedged Dividend Income Fund

2. Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities.

Investment Company Modernization

In October 2016, the Securities and Exchange Commission (“SEC”) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization (the “Release”). The Release calls for the adoption of new rules and forms as well as amendments to current rules and forms to modernize the reporting and disclosure of information by registered investment companies. The SEC is adopting amendments to Regulation S-X, which will require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The Funds have updated disclosure in these financial statements to reflect the amendments, which were effective August 1, 2017. The compliance date for the FORM N-CEN is on June 1, 2018. The effective date for the FORM N-PORT has been extended for the Funds until April 1, 2020. The adoption had no effect on the Funds’ net assets or results of operations.

FQF Trust
Notes to Financial Statements (continued)
December 31, 2017 (Unaudited)

Investment Valuation

The net asset value (“NAV”) of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern Time. NAV per share is computed by dividing the net assets by the number of a Fund’s shares outstanding.

The value of each Fund’s securities held long and securities held short is based on such securities’ closing price on local markets when available. Such valuations would typically be categorized as Level 1 in the fair value hierarchy described below. If a security’s market price is not readily available, or if the value of a security the Funds hold has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets or exchanges on which the security is traded, the security will be valued by another method that the Funds’ Valuation Committee believes will better reflect fair value in accordance with the Trust’s valuation guidelines which were approved by the Board of Trustees (the “Trustees”). Each Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Fund’s security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Target Index. This may adversely affect a Fund’s ability to track its Target Index. Securities of non-exchange traded and exchange traded investment companies are valued at their NAV and market value, respectively.

Generally, the Funds price their swap agreements daily using industry standard models that may incorporate quotations from market makers or pricing vendors (unless the underlying reference security is closed or the official closing time of the underlying index occurs prior to the close of the NYSE due to time zone differences, in which case the quotations will be adjusted, to the extent practicable and available, based on inputs from an independent pricing source approved by the Trustees) and records the change in value, if any, as unrealized gain or loss. Such valuations would typically be categorized as Level 2 in the fair value hierarchy described below. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1 — Quoted prices in active markets for identical assets.
•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

FQF Trust
Notes to Financial Statements (continued)
December 31, 2017 (Unaudited)

The following is a summary of the valuations as of December 31, 2017 for each Fund based upon the three levels defined above:

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
AGFiQ U.S. Market Neutral Momentum Fund
Investments
Assets
Common Stocks*	$4,039,717	$—	$—	$4,039,717
Liabilities
Common Stocks*	$(3,983,515)	$—	$—	$(3,983,515)
Total Investments	$56,202	$—	$—	$56,202
Other Financial Instruments
Assets
Swap Agreements**	$—	$35,773	$—	$35,773
Liabilities
Swap Agreements**	$—	$(43,985)	$—	$(43,985)
Total Other Financial Instruments	$—	$(8,212)	$—	$(8,212)
AGFiQ U.S. Market Neutral Value Fund
Investments
Assets
Common Stocks*	$1,083,612	$—	$—	$1,083,612
Liabilities
Common Stocks*	$(1,087,504)	$—	$—	$(1,087,504)
Total Investments	$(3,892)	$—	$—	$(3,892)
Other Financial Instruments
Assets
Swap Agreements**	$—	$13,775	$—	$13,775
Liabilities
Swap Agreements**	$—	$(12,201)	$—	$(12,201)
Total Other Financial Instruments	$—	$1,574	$—	$1,574
AGFiQ U.S. Market Neutral Size Fund
Investments
Assets
Common Stocks*	$1,805,192	$—	$—	$1,805,192
Liabilities
Common Stocks*	$(1,822,904)	$—	$—	$(1,822,904)
Total Investments	$(17,712)	$—	$—	$(17,712)
Other Financial Instruments
Assets
Swap Agreements**	$—	$10,798	$—	$10,798
Liabilities
Swap Agreements**	$—	$(14,018)	$—	$(14,018)
Total Other Financial Instruments	$—	$(3,220)	$—	$(3,220)

FQF Trust
Notes to Financial Statements (continued)
December 31, 2017 (Unaudited)

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
AGFiQ U.S. Market Neutral Anti-Beta Fund
Investments
Assets
Common Stocks*	$7,530,716	$—	$—	$7,530,716
Liabilities
Common Stocks*	$(7,366,854)	$—	$—	$(7,366,854)
Total Investments	$163,862	$—	$—	$163,862
Other Financial Instruments
Assets
Swap Agreements**	$—	$58,830	$—	$58,830
Liabilities
Swap Agreements**	$—	$(71,506)	$—	$(71,506)
Total Other Financial Instruments	$—	$(12,676)	$—	$(12,676)
AGFiQ Hedged Dividend Income Fund
Investments
Assets
Common Stocks*	$9,710,788	$—	$—	$9,710,788
Liabilities
Common Stocks*	$(4,841,660)	$—	$—	$(4,841,660)
Total Investments	$4,869,128	$—	$—	$4,869,128
*	See Schedules of Investments for segregation by industry type.
**	The tables above are based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to a Fund’s NAV than the uncertainties surrounding inputs for a non-derivative security with the same market value.

At December 31, 2017, there were no Level 3 investments held in a Fund for which significant unobservable inputs were used to determine fair value.

The Funds disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2, and 3 as of December 31, 2017, based on levels assigned to securities as of June 30, 2017.

Real Estate Investment Trusts (“REITs”)

Each Fund may invest in real estate investment trusts (“REITs”). Equity REITs invest primarily in real property while mortgage REITs make construction, development and long term mortgage loans. Their value may be affected by changes in the value of the underlying property of the REIT, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment.

REITs are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self liquidation and the possibility of failing to qualify for tax free income status under the Internal Revenue Code of 1986 and failing to be exempt from registration as a registered investment company under the 1940 Act.

Distributions from REIT investments may be comprised of return of capital, capital gains and income. The actual character of amounts received during the year is not known until after the REIT’s fiscal year end. The Funds record the character of distributions received from REITs during the year based on estimates available.

FQF Trust
Notes to Financial Statements (continued)
December 31, 2017 (Unaudited)

The characterization of distributions received by the Funds may be subsequently revised based on information received from the REITs after their tax reporting periods have concluded.

Short Sales

The Funds enter into short sales. A short sale is a transaction in which a Fund sells a security it does not own. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. A Fund is then obligated to replace the security borrowed by borrowing the same security from another lender, purchasing it at the market price at the time of replacement or paying the lender an amount equal to the cost of purchasing the security. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, a Fund is required to repay the lender any dividends it receives, or interest which accrues, during the period of the loan. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A Fund also will incur transaction costs in effecting short sales.

A Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund closes out the short sale. A Fund will realize a gain if the price of the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends or interest a Fund may be required to pay, if any, in connection with a short sale. Short sales may be subject to unlimited losses as the price of a security can rise infinitely.

Whenever a Fund engages in short sales, it earmarks or segregates liquid securities or cash in an amount that, when combined with the amount of collateral deposited with the broker in connection with the short sale (other than the proceeds of the short sale), equals the current market value of the security sold short. The earmarked or segregated assets are marked-to-market daily and cannot be sold or liquidated unless replaced with liquid assets of equal value.

Funds may not be able to borrow stocks that are short positions in a Target Index as their supply may be insufficient or the cost to borrow may be prohibitively expensive due to market or stock specific conditions. Under such circumstances, the Funds may not achieve their investment objectives.

Swap Agreements

The Funds may enter into swap agreements. Certain Funds currently enter into equity or equity index swap agreements for purposes of attempting to gain exposure to an index or group of securities without actually purchasing those securities. Although some swap agreements may be exchange-traded, others are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. Most, if not all, swap agreements entered into by the Funds will be two-party contracts. In connection with the Funds’ positions in a swaps contract, each Fund will segregate liquid assets or will otherwise cover its position in accordance with applicable SEC requirements. In such a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or group of securities. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Each Fund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. On a long swap, the counterparty will generally agree to pay the Fund the amount, if any, by

FQF Trust
Notes to Financial Statements (continued)
December 31, 2017 (Unaudited)

which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks.

A Fund agrees to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to a Fund on any swap agreement will generally be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount. As a trading technique, the Adviser may substitute physical securities with a swap agreement having risk characteristics substantially similar to the underlying securities.

Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a swap agreement defaults, a Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate value at least equal to such accrued excess, will be earmarked or segregated by a Fund’s custodian; this cash and liquid assets cannot be sold unless replaced with cash or liquid assets of equal value. Inasmuch as these transactions are entered into for hedging purposes or are offset by earmarked or segregated cash or liquid assets, as permitted by applicable law, these transactions will not be construed to constitute senior securities within the meaning of the 1940 Act, and will not be subject to a Fund’s borrowing restrictions.

The swap market has grown substantially in recent periods with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the OTC market. The Adviser, under the oversight of the Trustees, is responsible for determining and monitoring the liquidity of the Funds’ transactions in swap agreements.

In the normal course of business, a Fund enters into International Swaps and Derivatives Association (“ISDA”) agreements with certain counterparties for derivative transactions. These agreements contain among other conditions, events of default and termination events, and various covenants and representations. Certain of the Funds’ ISDA agreements contain provisions that require the Funds to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Funds’ NAV over specific periods of time, which may or may not be exclusive of redemptions. If the Funds were to trigger such provisions and have open derivative positions at that time, counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the Funds will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts.

The Funds noted below used swap contracts to simulate full investment in each respective Fund’s Target Index. The following represents the average outstanding swap contracts for the period ended December 31, 2017:

Fund	Average Contract Long	Average Contract Short
AGFiQ U.S. Market Neutral Momentum Fund	$457,680	$(503,491)
AGFiQ U.S. Market Neutral Value Fund	217,356	(203,925)
AGFiQ U.S. Market Neutral Size Fund	217,851	(221,847)
AGFiQ U.S. Market Neutral Anti-Beta Fund	1,073,719	(1,201,273)

FQF Trust
Notes to Financial Statements (continued)
December 31, 2017 (Unaudited)

The following table indicates the location of derivative-related items on the Statements of Assets and Liabilities as well as the effect of derivative instruments on the Statements of Operations during the reporting period.

Fair Value of Derivative Instruments as of December 31, 2017
Fund	Derivatives not accounted for as hedging instruments under ASC 815	Location	Assets Value	Liabilities Value
	Swap agreements	Statements of Assets and Liabilities
AGFiQ U.S. Market Neutral Momentum Fund			$35,773	$43,985
AGFiQ U.S. Market Neutral Value Fund			13,775	12,201
AGFiQ U.S. Market Neutral Size Fund			10,798	14,018
AGFiQ U.S. Market Neutral Anti-Beta Fund			58,830	71,506
AGFiQ Hedged Dividend Income Fund			—	—

The Effect of Derivative Instruments on the Statements of Operations as of December 31, 2017
Fund	Derivatives not accounted for as hedging instruments under ASC 815	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
	Swap agreements
AGFiQ U.S. Market Neutral Momentum Fund		$(4,117)	$11,100
AGFiQ U.S. Market Neutral Value Fund		30,190	(30,241)
AGFiQ U.S. Market Neutral Size Fund		(2,647)	(4,482)
AGFiQ U.S. Market Neutral Anti-Beta Fund		31,825	(85,960)
AGFiQ Hedged Dividend Income Fund		—	—

Expenses

Most of the expenses of the Trust are directly identifiable to an individual Fund. Common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds.

Taxes and Distributions

Each of the Funds intends to qualify or continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its net investment income and net capital gains to shareholders. Accordingly, no provision for federal income taxes is required in the financial statements.

As of June 30, 2017 (the Funds’ tax year end), management of the Funds has reviewed the open tax years and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months. On an ongoing basis, management will monitor the tax positions taken to determine if adjustment to conclusions are necessary based on factors including but not limited to further implementation on guidance expected from FASB and ongoing analysis of tax law, regulation, and interpretations thereof.

Distributions to shareholders from net investment income, if any, are distributed annually. Dividends may be declared and paid more frequently to improve a Fund’s tracking to its Target Index or to comply with the distribution requirements of the Internal Revenue Code. Net capital gains are distributed at least annually.

3. Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last

FQF Trust
Notes to Financial Statements (continued)
December 31, 2017 (Unaudited)

business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premiums and accretion of discounts. Dividend income, net of any applicable foreign withholding taxes, is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Large, non-recurring dividends recognized by the Funds are presented separately on the Statement of Operations as “Special Dividends” and the impact of these dividends is presented in the Financial Highlights. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

4. Investment Management Fees

Under an investment management agreement between the Adviser and the Trust, on behalf of each Fund (“Management Agreement”), the Funds pay the Adviser a fee at an annualized rate, based on each Fund’s average daily net assets, of 0.50%. The Adviser manages the investment and the reinvestment of the assets of each of the Funds, in accordance with the investment objectives, policies, and limitations of the Funds, subject to the general supervision and control of the Trustees. The Trust pays all expenses of its operations and business not specifically assumed or agreed to be paid by the Adviser.

The Adviser has contractually undertaken until November 1, 2018 to forgo current payment of fees and/or reimburse expenses of each Fund so that the total annual operating expenses (excluding interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with GAAP, dividend, interest and brokerage expenses for short positions, acquired fund fees and expenses, and extraordinary expenses, if any) (“Operating Expenses”) are limited to 0.75% of average daily net assets (“Expense Cap”) for each Fund. This undertaking can only be changed with the approval of the Trustees.

For the period ended December 31, 2017, management fee waivers and expense reimbursements were as follows:

Fund	Management Fees Waived	Expense Reimbursements
AGFiQ U.S. Market Neutral Momentum Fund	$7,474	$99,691
AGFiQ U.S. Market Neutral Value Fund	3,203	103,346
AGFiQ U.S. Market Neutral Size Fund	5,119	102,252
AGFiQ U.S. Market Neutral Anti-Beta Fund	23,782	78,358
AGFiQ Hedged Dividend Income Fund	28,443	67,784

Each Fund has agreed that it will repay the Adviser for fees and expenses forgone or reimbursed for the Fund pursuant to the contractual expense limitation described above. Such repayment would increase a Fund’s expenses, and would appear on the Statements of Operations as “Repayment of prior expenses waived and/or reimbursed by the Adviser.” However, repayment would only occur up to the point of each Fund’s contractual Operating Expenses limit of 0.75% of average daily net assets. Any such repayment must be made within three years from the date the expense was borne by the Adviser. Any such repayment made under any prior Expense Cap cannot cause the Fund’s Operating Expenses to exceed the lower of 0.75% of the Fund’s average net assets and the annual rate of daily net assets for the Fund under the terms of the prior Expense Cap. For the period ended December 31, 2017, none of the Funds repaid expenses to the Adviser. As of December 31, 2017, the amounts eligible for repayment and the associated period of expiration are as follows:

	Expires June 30,				Total Eligible for Recoupment
Fund	2018	2019	2020	2021
AGFiQ U.S. Market Neutral Momentum Fund	$117,830	$174,771	$203,303	$107,165	$603,069
AGFiQ U.S. Market Neutral Value Fund	103,789	175,557	204,912	106,549	590,807
AGFiQ U.S. Market Neutral Size Fund	118,161	179,271	213,235	107,371	618,038
AGFiQ U.S. Market Neutral Anti-Beta Fund	116,190	—	166,394	102,140	384,724
AGFiQ Hedged Dividend Income Fund	94,840	125,826	145,741	96,227	462,634

FQF Trust
Notes to Financial Statements (continued)
December 31, 2017 (Unaudited)

5. Administration and Custodian Fees

JPMorgan Chase Bank, N.A. acts as Administrator and Custodian to the Funds. The Administrator provides the Funds with all required general administrative services. For these services, each Fund shall pay the Administrator monthly, a fee accrued daily and based on average net assets and subject to certain minimum levels. The Administrator pays all fees and expenses that are directly related to the services provided by the Administrator to the Funds; each Fund reimburses the Administrator for all fees and expenses incurred by the Administrator which are not directly related to the services the Administrator provides to the Funds under the service agreement. Each Fund may also reimburse the Administrator for such out-of-pocket expenses as incurred by the Administrator in the performance of its duties. JPMorgan Chase Bank, N.A. acts as Custodian to the Funds. The Custodian holds cash, securities and other assets of the Funds as required by the 1940 Act.

6. Distribution, Service Plan and Fund Officers

Foreside Fund Services, LLC (the “Distributor”) serves as the Funds’ Distributor. The Trust has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each Fund is authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides such services, the Funds may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Funds and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Funds and may cost you more than other types of sales charges.

Foreside Fund Officer Services, LLC (“FFOS”) (formerly Foreside Compliance Services, LLC), an affiliate of the Distributor, provides a Chief Compliance Officer as well as certain additional compliance support functions to the Funds. Foreside Management Services, LLC (“FMS”), an affiliate of the Distributor, provides a Principal Financial Officer and Treasurer to the Funds. FMS temporarily waived a portion of its fees until August 31, 2017. Neither FFOS nor FMS have a role in determining the investment policies of the Trust or Funds, or which securities are to be purchased or sold by the Trust or a Fund.

7. Issuance and Redemption of Fund Shares

The Funds are exchange-traded funds or ETFs. Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer and investors may pay a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). Information regarding how often the shares of the Funds traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds during the most recently completed calendar year and the most recently completed calendar quarters can be found at www.AGFiQ.com. This information represents past performance and cannot be used to predict future results.

The Fund will only issue or redeem shares aggregated into blocks of 50,000 shares or multiples thereof (“Creation Units”) to Authorized Participants who have entered into agreements with the Funds’ Distributor. An Authorized Participant is either (1) a “Participating Party,” (i.e., a broker-dealer or other participant in the clearing process of the Continuous Net Settlement System of the NSCC) (“Clearing Process”), or (2) a participant of DTC (“DTC Participant”), and, in each case, must have executed an agreement (“Participation Agreement”) with the distributor with respect to creations and redemptions of Creation Units. The Funds will issue or redeem Creation Units in return for a basket of assets that the Funds specify each day.

Shares are listed on the NYSE Arca, Inc.TM and are publicly traded. If you buy or sell Fund shares on the secondary market, you will pay or receive the market price, which may be higher or lower than NAV. Your transaction will be priced at NAV if you purchase or redeem Fund shares in Creation Units.

FQF Trust
Notes to Financial Statements (continued)
December 31, 2017 (Unaudited)

Authorized Participants may pay transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Funds’ Administrator to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Additionally a portion of the transaction fee is used to offset transactional costs typically accrued in the Funds’ custody expenses directly related to the issuance and redemption of Creation Units. An additional variable fee may be charged for certain transactions. Such fees would be included in the receivable for capital shares issued on the Statements of Assets and Liabilities. Transaction fees assessed during the period, which are included in the proceeds from shares issued on the Statements of Changes in Net Assets, were as follows:

Fund	Six Months Ended December 31, 2017
AGFiQ U.S. Market Neutral Momentum Fund	$1,441
AGFiQ U.S. Market Neutral Anti-Beta Fund	448
AGFiQ Hedged Dividend Income Fund	161

8. Investment Transactions

For the period ended December 31, 2017, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, derivatives and in-kind transactions, were as follows:

	Purchases		Sales
Fund	Long	Short Covers	Long	Short
AGFiQ U.S. Market Neutral Momentum Fund	$2,471,549	$2,583,272	$2,847,865	$4,424,785
AGFiQ U.S. Market Neutral Value Fund	369,227	392,172	467,865	290,899
AGFiQ U.S. Market Neutral Size Fund	627,204	407,712	831,629	174,612
AGFiQ U.S. Market Neutral Anti-Beta Fund	6,342,827	8,421,215	7,395,224	6,059,471
AGFiQ Hedged Dividend Income Fund	5,731,063	3,014,869	6,336,478	1,772,371

9. In-Kind Transactions

During the period presented in this report, certain Funds of the Trust delivered securities of the Funds in exchange for the redemption of shares (redemption-in-kind). Cash and securities were transferred for redemptions at fair value. For financial reporting purposes, the Funds recorded net realized gains and losses in connection with each transaction.

For the period ended December 31, 2017, the value of the securities transferred for redemptions, and the net realized gains recorded in connection with the transactions were as follows:

Fund	Value	Realized Gain
AGFiQ U.S. Market Neutral Anti-Beta Fund	$864,127	$105,186
AGFiQ Hedged Dividend Income Fund	1,232,522	127,282

During the period, certain Funds of the Trust received cash and securities in exchange for subscriptions of shares (subscriptions-in-kind). For the period ended December 31, 2017, the value of the securities received for subscriptions were as follows:

Fund	Value
AGFiQ U.S. Market Neutral Momentum Fund	$2,153,572

FQF Trust
Notes to Financial Statements (continued)
December 31, 2017 (Unaudited)

10. Principal Risks

The Funds are subject to the principal risks noted below, which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of the principal risks to which each Fund is subject is included in the Funds’ prospectus.

Momentum Risk:  For the AGFiQ U.S. Market Neutral Momentum Fund, momentum investing emphasizes investing in securities that have had better recent performance compared to other securities. Securities may be more volatile than a broad cross-section of securities, and momentum may be an indicator that a security’s price is peaking. In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of a fund using a momentum strategy may suffer. Momentum can turn quickly and cause significant variation from other types of investments. The Fund may experience significant losses if momentum stops, turns or otherwise behaves differently than predicted.

Value Risk:  For the AGFiQ U.S. Market Neutral Value Fund, value investing entails investing in securities issued by companies that may be perceived as undervalued may fail to appreciate for long periods of time and may never realize their full potential value. The Index Provider may be unsuccessful in creating an index that emphasizes undervalued securities. Value securities have generally performed better than non-value securities during periods of economic recovery. Value securities may go in and out of favor over time.

Size Risk:  For the AGFiQ U.S. Market Neutral Size Fund, size investing entails investing in securities within the universe that have smaller market capitalizations and shorting securities within the universe that have larger market capitalizations. The Fund seeks to capture excessive returns of smaller firms (by market capitalization) relative to their larger counterparts. There may be periods when the size style is out of favor, and during which the investment performance of a fund using a size strategy may suffer.

Anti-Beta Risk:  For the AGFiQ U.S. Market Neutral Anti-Beta Fund, anti-beta investing entails investing in securities where there is a risk that the present and future volatility of a security, relative to the market index, will not be the same as it has been historically and thus that the Fund will not be invested in the less volatile securities in the universe. In addition, the Fund may be more volatile than the universe since it will have short exposure to the most volatile stocks in the universe and long exposure to the least volatile stocks in the universe. Volatile stocks are subject to sharp swings in value.

High Dividend Risk:  For the AGFiQ Hedged Dividend Income Fund, high dividend investing entails a risk that a company may reduce or eliminate its dividend. As a result, the present and future dividend of a security may not be the same as it has historically been and the Fund may not end up invested in high dividend securities. The Fund may be more volatile than the universe since it will have short exposure to low dividend paying stocks in the universe. In addition, there may be periods when the high dividend style is out of favor, and during which the investment performance of a fund using a high dividend strategy may suffer.

Authorized Participants Concentration Risk:  The Funds have a limited number of financial institutions that may act as Authorized Participants. To the extent they cannot or are otherwise unwilling to engage in creation and redemption transactions with the Funds and no other Authorized Participant steps in, shares of the Funds may trade like closed-end fund shares at a significant discount to NAV and may face delisting from the Exchange.

BDC Risk:  BDCs generally invest in and provide services to privately held and thinly-traded companies, which involve greater risk than well established, publicly-traded companies. Because BDCs are pooled investment vehicles, the Fund will indirectly bear the risks of the investments held by the BDCs in addition to the risk of investing in BDCs. BDCs are subject to management and other expenses, which will be indirectly paid by the Fund. Regulatory constraints exist on both the BDC’s operations, which could negatively impact the performance of the BDC, and on the Fund’s ability to invest in BDCs, which could increase tracking error. Shares of BDCs may not be redeemable at the option of the shareholder. BDCs are often leveraged, thereby magnifying the potential loss on amounts invested in them.

FQF Trust
Notes to Financial Statements (continued)
December 31, 2017 (Unaudited)

Concentration Risk:  To the extent that a Fund’s Target Index is concentrated in a particular industry, the Fund also will be expected to be concentrated in that industry, which may subject the Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry.

Derivatives Risk:  Derivatives, including swap agreements and futures contracts, may involve risks different from, or greater than, those associated with more traditional investments. As a result of investing in derivatives, a Fund could lose more than the amount it invests. Derivatives may be highly illiquid, and a Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Derivatives may be subject to counterparty risk, which includes the risk that a loss may be sustained by a Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, the other party to the transaction.

Equity Investing Risk:  An investment in a Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Flash Crash Risk:  Sharp price declines in securities owned by the Fund may trigger trading halts, which may result in the Fund’s shares trading in the market at an increasingly large discount to NAV during part (or all) of a trading day.

Large Capitalization Securities Risk:  The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Leverage Risk:  A Fund’s use of short selling and swap agreements allows the Fund to obtain investment exposures greater than it could otherwise obtain and to increase, or leverage, its total long and short investment exposures more than its NAV by a significant amount. Leverage may magnify the Fund’s gains or losses.

Market Events Risk:  Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Market Neutral Style Risk:  During a “bull” market, when most equity securities and long-only equity ETFs are increasing in value, the Funds’ short positions will likely cause a Fund to underperform the overall U.S. equity market and such ETFs. In addition, because each Fund employs a dollar neutral strategy to achieve market neutrality, the beta of the Fund (i.e., the relative volatility of the Fund as compared to the market) will vary over time and may not be equal to zero.

Master Limited Partnership Risk:  Master Limited Partnerships (“MLPs”) are commonly taxed as partnerships and publicly traded on national securities exchanges. Investments in common units of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters that affect the MLP. MLPs are commonly treated as partnerships that are “qualified publicly traded partnerships” for federal income tax purposes, which commonly pertain to the use of natural resources. Changes in U.S. tax laws could revoke the pass-through attributes that provide the tax efficiencies that make MLPs attractive investment structures.

Mid-Capitalization Securities Risk:  The securities of mid-capitalization companies are often more volatile and less liquid than the securities of larger companies and may be more affected than other types of stocks during market downturns. Compared to larger companies, mid-capitalization companies may have a shorter history of operations and may have limited product lines, markets or financial resources.

Passive Investment Risk:  The Adviser does not actively manage the Funds and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Target Index. As a

FQF Trust
Notes to Financial Statements (continued)
December 31, 2017 (Unaudited)

result, the Funds may hold constituent securities regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause a Fund’s return to be lower than if the Fund employed an active strategy.

Portfolio Turnover Risk:  A Fund’s investment strategy may result in higher portfolio turnover rates. A high portfolio turnover rate (e.g., over 100%) may result in higher transaction costs to a Fund, including brokerage commissions, and negatively impact a Fund’s performance. Such portfolio turnover also may generate net short-term capital gains.

Premium/Discount Risk:  Although it is expected that the market price of a Fund’s shares typically will approximate its NAV, there may be times when the market price and the NAV differ and a Fund’s shares may trade at a premium or discount to NAV.

REIT Risk:  Through its investments in REITs, the Funds will be subject to the risks of investing in the real estate market, including decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters.

REITs are subject to additional risks, including those related to adverse governmental actions, declines in property value and the real estate market, and the potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area or a small number of property types. As a result, investments in REITs may be volatile. REITs are pooled investment vehicles with their own fees and expenses and the Funds will indirectly bear a proportionate share of those fees and expenses.

Secondary Market Trading Risk:  Investors buying or selling Fund shares in the secondary market may pay brokerage commissions or other charges which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund shares. Although the Funds’ shares are listed on the Exchange, there can be no assurance that an active trading market for them will develop or be maintained. In addition, trading in Fund shares on the Exchange may be halted.

Short Sale Risk:  If a Fund sells a stock short and subsequently has to buy the security back at a higher price, the Fund will realize a loss on the transaction. The amount a Fund could lose on a short sale is potentially unlimited because there is no limit on the price a shorted security might attain (as compared to a long position, where the maximum loss is the amount invested). The use of short sales increases the exposure of a Fund to the market, and may increase losses and the volatility of returns. If the short portfolio (made up of the lowest ranked securities within each sector) outperforms the long portfolio (made up of the highest ranked securities within each sector), the performance of a Fund would be negatively affected. In addition, when a Fund is selling a stock short, it must maintain a segregated account or cash and/or liquid assets with its custodian to satisfy collateral and regulatory requirements. As a result, a Fund may maintain high levels of cash or liquid assets.

Single Factor Risk:  Each Fund invests in securities based on a single investment factor and is designed to be used as part of broader asset allocation strategies. An investment a Fund is not a complete investment program.

Tracking Error Risk:  The investment performance of a Fund may diverge from that of its Target Index due to, among other things, fees and expenses paid by a Fund that are not reflected in the Target Index. If a Fund is small, it may experience greater tracking error. If the value of short positions exceeds the value of the long positions by a certain percentage, the investment performance of a Fund will likely diverge from that of its Target Index.

FQF Trust
Notes to Financial Statements (continued)
December 31, 2017 (Unaudited)

11. Guarantees and Indemnifications

In the normal course of business, a Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Funds’ organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, the Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

12. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the report was issued.

FQF Trust
Expense Examples (Unaudited)
December 31, 2017

As a shareholder, you incur two types of costs: (1) transaction costs, such as brokerage commissions, for purchasing and selling shares and (2) ongoing costs, including management fees, other operational and investment related expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses

The actual expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended December 31, 2017.

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended December 31, 2017.

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as brokerage commissions on the purchases and sale of Fund shares. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

FQF Trust
Expense Examples (Unaudited)
December 31, 2017

	Beginning Account Value 07/01/17	Ending Account Value 12/31/17	Expenses Paid During the Period*	Annualized Expense Ratio During Period
AGFiQ U.S. Market Neutral Momentum Fund
Actual	$1,000.00	$1,069.60	$11.53	2.21%
Hypothetical	$1,000.00	$1,014.06	$11.22	2.21%
AGFiQ U.S. Market Neutral Value Fund
Actual	$1,000.00	$991.20	$6.93	1.38%
Hypothetical	$1,000.00	$1,018.25	$7.02	1.38%
AGFiQ U.S. Market Neutral Size Fund
Actual	$1,000.00	$969.30	$9.58	1.93%
Hypothetical	$1,000.00	$1,015.48	$9.80	1.93%
AGFiQ U.S. Market Neutral Anti-Beta Fund
Actual	$1,000.00	$958.50	$5.97	1.21%
Hypothetical	$1,000.00	$1,019.11	$6.16	1.21%
AGFiQ Hedged Dividend Income Fund
Actual	$1,000.00	$1,005.50	$5.51	1.09%
Hypothetical	$1,000.00	$1,019.71	$5.55	1.09%
*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 184 days in the most recent fiscal half-year divided by 365 days in the fiscal year (to reflect the one half year period).

FQF Trust
Additional Information (Unaudited)

Proxy Voting Information

A description of FQF Trust’s proxy voting policies and procedures is attached to the Funds’ Statement of Additional Information, which is available without charge by visiting the Funds’ website at www.AGFiQ.com or the Securities and Exchange Commission’s (“SEC”) SEC’s website at www.sec.gov or by calling collect 1-617-292-9801.

In addition, a description of how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling collect 1-617-292-9801 or on the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings Information

FQF Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q is available on the SEC’s website at www.sec.gov. You may also review and obtain copies of the Funds’ Forms N-Q at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition, the Funds’ full portfolio holdings are updated daily and available on the AGFiQ Funds’ website at www.AGFiQ.com.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

FQF Trust

53 State Street, Suite 1308
Boston, MA 02109
www.AGFiQ.com

Distributor:
Foreside Fund Services, LLC

3 Canal Plaza, Suite 100
Portland, ME 04101

Item 2. Code of Ethics.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 3. Audit Committee Financial Expert.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 4. Principal Accountant Fees and Services.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments

(a)	Schedule I – Investments in Securities of Unaffiliated Issuers

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b)	Securities Divested of in accordance with Section 13(c) of the Investment Company Act of 1940.

The Registrant made no divestments of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote Of Security Holders.

The Registrant did not have in place procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s second fiscal half year covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Exhibits.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1)	Not required for this filing.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act – Not applicable.

(a)(4)	A change in the registrant’s independent public accountant – Not applicable

(b)	Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FQF Trust

By:	/s/ William H. DeRoche

William DeRoche

President

March 9, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William H. DeRoche

William DeRoche

President

March 9, 2018

By:	/s/ Joshua Hunter

Joshua Hunter

Principal Financial Officer and Treasurer

March 9, 2018